Quarterly Holdings Report
for

Fidelity® Series Total Market Index Fund

May 31, 2020

STX-QTLY-0720
1.9892983.101

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 10.0%
Diversified Telecommunication Services - 1.6%
Alaska Communication Systems Group, Inc.	40,036	$104,494
AT&T, Inc.	5,469,482	168,788,215
ATN International, Inc.	8,444	501,574
Bandwidth, Inc. (a)(b)	11,895	1,318,561
CenturyLink, Inc.	729,652	7,172,479
Cincinnati Bell, Inc. (a)	38,497	567,061
Cogent Communications Group, Inc.	30,727	2,351,230
Consolidated Communications Holdings, Inc. (b)	56,411	341,851
GCI Liberty, Inc. (a)	71,032	4,914,704
Globalstar, Inc. (a)(b)	446,071	132,751
IDT Corp. Class B (a)	13,196	83,663
Iridium Communications, Inc. (a)	70,433	1,619,959
Ooma, Inc. (a)	15,265	191,423
ORBCOMM, Inc. (a)	57,483	157,503
PDVWireless, Inc. (a)	9,094	487,438
Verizon Communications, Inc.	3,098,629	177,799,332
Vonage Holdings Corp. (a)	168,702	1,624,600
		368,156,838
Entertainment - 1.8%
Activision Blizzard, Inc.	574,605	41,360,068
AMC Entertainment Holdings, Inc. Class A (b)	38,127	195,592
Ballantyne of Omaha, Inc. (a)	5,296	8,791
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	1,523	11,270
Cinedigm Corp. (a)	1,655	1,407
Cinemark Holdings, Inc.	80,557	1,210,772
Electronic Arts, Inc. (a)	218,392	26,836,009
Gaia, Inc. Class A (a)	11,439	89,567
Global Eagle Entertainment, Inc. (a)(b)	1,233	2,663
Glu Mobile, Inc. (a)	87,954	877,781
Lions Gate Entertainment Corp.:
Class A (a)(b)	67,918	541,306
Class B (a)	55,015	414,263
Live Nation Entertainment, Inc. (a)	106,436	5,232,394
LiveXLive Media, Inc. (a)	26,328	75,298
Madison Square Garden Entertainment Corp. (a)	13,059	1,034,665
Marcus Corp.	16,601	223,781
Netflix, Inc. (a)	327,960	137,654,651
Reading International, Inc. Class A (a)	11,224	39,284
Roku, Inc. Class A (a)(b)	68,265	7,475,700
Rosetta Stone, Inc. (a)	19,671	365,487
Sciplay Corp. (A Shares)	16,685	233,924
Take-Two Interactive Software, Inc. (a)	84,388	11,491,114
The Madison Square Garden Co. (a)	13,019	2,221,432
The Walt Disney Co.	1,349,080	158,247,084
World Wrestling Entertainment, Inc. Class A	35,842	1,658,409
Zynga, Inc. (a)	712,822	6,522,321
		404,025,033
Interactive Media & Services - 4.9%
Alphabet, Inc.:
Class A (a)	222,020	318,270,110
Class C (a)	226,006	322,944,494
ANGI Homeservices, Inc. Class A (a)(b)	54,079	586,757
Autoweb, Inc. (a)(b)	2,781	2,698
CarGurus, Inc. Class A (a)	54,439	1,414,325
Cars.com, Inc. (a)	53,009	327,066
DHI Group, Inc. (a)	41,671	111,262
Eventbrite, Inc. (a)	29,897	257,712
EverQuote, Inc. Class A (a)(b)	7,834	422,409
Facebook, Inc. Class A (a)	1,801,294	405,453,266
IAC/InterActiveCorp (a)	54,064	14,617,284
Liberty TripAdvisor Holdings, Inc. (a)	48,378	114,898
Match Group, Inc. (a)(b)	40,841	3,636,483
MeetMe, Inc. (a)	50,417	311,577
Pinterest, Inc. Class A (a)	77,412	1,570,689
QuinStreet, Inc. (a)	35,840	363,418
Snap, Inc. Class A (a)	585,733	11,093,783
Super League Gaming, Inc. (a)(b)	10,121	33,399
Travelzoo, Inc. (a)	3,176	19,437
TripAdvisor, Inc.	79,809	1,538,718
TrueCar, Inc. (a)	71,487	193,015
Twitter, Inc. (a)	588,425	18,223,522
Yelp, Inc. (a)	48,662	1,057,912
Zedge, Inc. (a)	4,399	4,883
Zillow Group, Inc.:
Class A (a)	33,554	1,944,790
Class C (a)(b)	92,195	5,346,388
		1,109,860,295
Media - 1.5%
A.H. Belo Corp. Class A	6,538	10,134
Altice U.S.A., Inc. Class A (a)	229,728	5,908,604
AMC Networks, Inc. Class A (a)(b)	33,184	938,112
Boston Omaha Corp. (a)(b)	7,610	124,195
Cable One, Inc.	3,739	7,055,082
Cardlytics, Inc. (a)	14,919	1,015,835
Cbdmd, Inc. (a)	38,238	56,210
Central European Media Enterprises Ltd. Class A (a)	67,654	270,616
Charter Communications, Inc. Class A (a)	117,425	63,879,200
Clear Channel Outdoor Holdings, Inc. (a)	278,499	268,974
Comcast Corp. Class A	3,398,130	134,565,948
comScore, Inc. (a)(b)	32,518	122,430
Cumulus Media, Inc. (a)(b)	9,966	51,524
Daily Journal Corp. (a)(b)	760	212,876
Discovery Communications, Inc.:
Class A (a)(b)	114,242	2,484,764
Class C (non-vtg.) (a)	254,112	4,978,054
DISH Network Corp. Class A (a)	193,357	6,119,749
E.W. Scripps Co. Class A	42,722	370,400
Emerald Expositions Events, Inc.	17,347	38,510
Emmis Communications Corp. Class A (a)	587	810
Entercom Communications Corp. Class A	79,698	133,096
Entravision Communication Corp. Class A	39,708	59,562
Fluent, Inc. (a)	31,478	62,799
Fox Corp.:
Class A	264,437	7,713,627
Class B	120,899	3,479,473
Gray Television, Inc. (a)	65,563	913,948
Harte-Hanks, Inc. (a)	1,340	3,055
Hemisphere Media Group, Inc. (a)	17,324	169,775
iHeartMedia, Inc. (a)(b)	43,551	378,894
Insignia Systems, Inc. (a)	1,485	1,017
Interpublic Group of Companies, Inc.	292,207	4,999,662
John Wiley & Sons, Inc. Class A	32,064	1,288,973
Lee Enterprises, Inc. (a)(b)	35,332	39,219
Liberty Broadband Corp.:
Class A (a)	15,879	2,138,743
Class C (a)	116,453	15,909,809
Liberty Global PLC:
Class A (a)	118,021	2,506,766
Class C (a)	312,139	6,439,428
Liberty Latin America Ltd.:
Class A (a)	32,617	325,191
Class C (a)	90,305	866,928
Liberty Media Corp.:
rights 6/2/20 (a)	16,326	177,464
Liberty Braves Class A (a)	4,208	95,059
Liberty Braves Class C (a)	30,137	661,507
Liberty Formula One Group Series C (a)	134,552	4,662,227
Liberty Media Class A (a)	36,301	1,227,700
Liberty SiriusXM Series A (a)	60,312	2,201,388
Liberty SiriusXM Series C (a)	126,633	4,618,306
Loral Space & Communications Ltd.	9,820	184,911
Marchex, Inc. Class B (a)	14,738	22,844
MDC Partners, Inc. Class A (a)	37,707	49,585
Mediaco Holding, Inc. (a)	75	284
Meredith Corp. (b)	30,365	453,653
MSG Network, Inc. Class A (a)(b)	35,313	437,175
National CineMedia, Inc. (b)	44,968	123,662
New Media Investment Group, Inc. (b)	111,104	145,546
News Corp.:
Class A	267,767	3,280,146
Class B	111,408	1,365,862
Nexstar Broadcasting Group, Inc. Class A	34,913	2,908,602
Omnicom Group, Inc.	161,740	8,861,735
Saga Communications, Inc. Class A	3,210	85,290
Salem Communications Corp. Class A	3,196	2,876
Scholastic Corp.	24,012	705,953
Sinclair Broadcast Group, Inc. Class A (b)	51,038	953,900
Sirius XM Holdings, Inc. (b)	1,036,136	6,030,312
Srax, Inc. (a)(b)	7,628	13,196
TechTarget, Inc. (a)	17,384	477,886
Tegna, Inc.	163,699	1,918,552
The New York Times Co. Class A	108,611	4,260,810
Townsquare Media, Inc.	6,126	27,383
Tribune Publishing Co.	12,055	114,523
Urban One, Inc.:
Class A (a)	2,298	3,010
Class D (non-vtg.) (a)	9,533	6,768
ViacomCBS, Inc.:
Class A	32,133	788,222
Class B	370,938	7,693,254
WideOpenWest, Inc. (a)	20,390	132,739
		330,594,322
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	33,975	465,458
Gogo, Inc. (a)(b)	38,085	79,217
NII Holdings, Inc. (a)(c)	62,298	135,187
Shenandoah Telecommunications Co.	34,420	1,810,836
Spok Holdings, Inc.	12,720	130,634
T-Mobile U.S., Inc. (a)	284,948	28,506,198
Telephone & Data Systems, Inc.	74,352	1,523,472
U.S. Cellular Corp. (a)	12,140	382,531
		33,033,533

TOTAL COMMUNICATION SERVICES		2,245,670,021

CONSUMER DISCRETIONARY - 10.8%
Auto Components - 0.2%
Adient PLC (a)	65,697	1,117,506
American Axle & Manufacturing Holdings, Inc. (a)	81,049	576,258
Aptiv PLC	190,961	14,388,911
Autoliv, Inc.	58,704	3,732,400
BorgWarner, Inc.	155,281	4,992,284
Cooper Tire & Rubber Co.	37,558	966,367
Cooper-Standard Holding, Inc. (a)	14,491	152,011
Dana, Inc.	109,341	1,382,070
Delphi Technologies PLC (a)	64,962	836,711
Dorman Products, Inc. (a)	22,076	1,543,554
Fox Factory Holding Corp. (a)	29,197	2,105,396
Garrett Motion, Inc. (a)	52,111	269,414
Gentex Corp.	189,671	5,014,901
Gentherm, Inc. (a)	25,101	1,021,611
Horizon Global Corp. (a)(b)	12,602	20,415
LCI Industries	18,462	1,826,446
Lear Corp.	41,403	4,390,788
Modine Manufacturing Co. (a)	35,279	188,743
Motorcar Parts of America, Inc. (a)	12,982	205,375
Shiloh Industries, Inc. (a)	6,967	8,291
Standard Motor Products, Inc.	15,540	661,227
Stoneridge, Inc. (a)	19,511	401,536
Strattec Security Corp.	2,474	31,915
Superior Industries International, Inc.	17,712	22,848
Sypris Solutions, Inc. (a)	4,966	3,471
Tenneco, Inc. (a)(b)	40,078	270,927
The Goodyear Tire & Rubber Co.	175,473	1,335,350
Veoneer, Inc. (a)(b)	72,726	783,986
Visteon Corp. (a)	20,492	1,475,424
Workhorse Group, Inc. (a)(b)	34,854	86,438
XPEL, Inc. (a)(b)	11,397	170,157
		49,982,731
Automobiles - 0.6%
Arcimoto, Inc. (a)(b)	8,340	18,932
Ford Motor Co.	2,909,888	16,615,460
General Motors Co.	940,006	24,327,355
Harley-Davidson, Inc. (b)	116,357	2,483,058
Tesla, Inc. (a)	106,573	88,988,455
Thor Industries, Inc. (b)	41,779	3,601,350
Winnebago Industries, Inc. (b)	25,605	1,392,912
		137,427,522
Distributors - 0.1%
Core-Mark Holding Co., Inc.	34,839	974,795
Educational Development Corp.	1,690	13,959
Funko, Inc. (a)(b)	11,763	66,461
Genuine Parts Co.	108,352	9,037,640
LKQ Corp. (a)	228,639	6,278,427
Pool Corp.	29,895	8,042,353
Weyco Group, Inc.	4,997	93,294
		24,506,929
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (a)	41,216	1,379,087
American Public Education, Inc. (a)	11,317	355,693
Aspen Group, Inc. (a)	12,879	108,055
Bright Horizons Family Solutions, Inc. (a)	43,370	4,852,236
Career Education Corp. (a)	54,225	882,783
Carriage Services, Inc.	12,912	241,713
Chegg, Inc. (a)	85,623	5,229,853
Collectors Universe, Inc.	4,309	95,832
Franchise Group, Inc. (b)	7,702	121,692
Frontdoor, Inc. (a)	62,986	2,875,311
Graham Holdings Co.	3,309	1,185,383
Grand Canyon Education, Inc. (a)	36,418	3,554,033
H&R Block, Inc.	144,642	2,458,914
Houghton Mifflin Harcourt Co. (a)	83,302	127,452
HyreCar, Inc. (a)(b)	13,458	29,473
K12, Inc. (a)	29,534	727,127
Laureate Education, Inc. Class A (a)	83,829	815,656
Lincoln Educational Services Corp. (a)	4,619	18,014
OneSpaWorld Holdings Ltd.	24,556	160,596
Regis Corp. (a)	16,384	172,360
Select Interior Concepts, Inc. (a)	12,350	39,644
Service Corp. International	136,061	5,364,885
ServiceMaster Global Holdings, Inc. (a)	102,419	3,369,585
Strategic Education, Inc.	16,341	2,771,924
Universal Technical Institute, Inc. (a)	17,914	132,743
Weight Watchers International, Inc. (a)	35,303	843,742
Xpresspa Group, Inc. (a)	145	120
Zovio, Inc. (a)	15,381	43,067
		37,956,973
Hotels, Restaurants & Leisure - 1.7%
ARAMARK Holdings Corp.	188,247	4,873,715
BBQ Holdings, Inc. (a)	2,247	6,696
BFC Financial Corp. Class A	46,339	82,947
Biglari Holdings, Inc. (a)	73	22,183
Biglari Holdings, Inc. (a)	730	44,442
BJ's Restaurants, Inc.	13,697	297,499
Bloomin' Brands, Inc.	66,144	754,703
Bluegreen Vacations Corp.	6,504	28,357
Boyd Gaming Corp.	56,692	1,212,075
Brinker International, Inc.	28,296	745,600
Caesars Entertainment Corp. (a)	421,865	4,805,042
Carnival Corp. (b)	345,112	5,432,063
Carrols Restaurant Group, Inc. (a)	34,746	149,060
Century Casinos, Inc. (a)	19,736	107,956
Chipotle Mexican Grill, Inc. (a)	19,084	19,158,618
Choice Hotels International, Inc.	24,081	1,946,467
Churchill Downs, Inc.	26,847	3,561,791
Chuy's Holdings, Inc. (a)	10,283	164,425
Cracker Barrel Old Country Store, Inc.	18,170	1,946,552
Darden Restaurants, Inc.	98,451	7,566,944
Dave & Buster's Entertainment, Inc. (b)	23,407	308,738
Del Taco Restaurants, Inc. (a)	26,220	159,942
Denny's Corp. (a)	43,283	469,404
Dine Brands Global, Inc.	12,764	579,358
Domino's Pizza, Inc.	28,897	11,149,618
Dover Motorsports, Inc.	2,946	4,154
Drive Shack, Inc. (a)	50,982	90,748
Dunkin' Brands Group, Inc.	61,293	3,914,784
El Pollo Loco Holdings, Inc. (a)(b)	11,773	163,292
Eldorado Resorts, Inc. (a)(b)	48,637	1,724,668
Everi Holdings, Inc. (a)	65,240	405,140
Extended Stay America, Inc. unit	138,404	1,591,646
Fiesta Restaurant Group, Inc. (a)	14,939	122,948
Full House Resorts, Inc. (a)	22,240	43,813
Golden Entertainment, Inc. (a)	11,182	136,364
Good Times Restaurants, Inc. (a)	2,340	2,714
Hilton Grand Vacations, Inc. (a)	65,145	1,403,223
Hilton Worldwide Holdings, Inc.	210,352	16,683,017
Hyatt Hotels Corp. Class A	25,787	1,420,606
Inspired Entertainment, Inc. (a)	13,668	36,767
J. Alexanders Holdings, Inc. (a)	8,393	35,586
Jack in the Box, Inc.	17,948	1,202,875
Kura Sushi U.S.A., Inc. Class A (a)	2,092	30,522
Las Vegas Sands Corp.	251,874	12,074,840
Lindblad Expeditions Holdings (a)	20,484	160,799
Luby's, Inc. (a)	4,308	3,515
Marriott International, Inc. Class A	202,507	17,921,870
Marriott Vacations Worldwide Corp.	28,331	2,544,974
McDonald's Corp.	563,683	105,025,417
MGM Mirage, Inc.	388,064	6,666,940
Monarch Casino & Resort, Inc. (a)	7,872	315,982
Nathan's Famous, Inc.	2,169	121,529
Noodles & Co. (a)	26,229	153,702
Norwegian Cruise Line Holdings Ltd. (a)(b)	188,870	2,957,704
Papa John's International, Inc.	16,658	1,297,492
Penn National Gaming, Inc. (a)	93,509	3,068,030
Planet Fitness, Inc. (a)	61,791	3,993,552
Playa Hotels & Resorts NV (a)(b)	41,524	108,378
PlayAGS, Inc. (a)	18,919	98,568
Potbelly Corp. (a)	15,440	32,424
Rave Restaurant Group, Inc. (a)	2,676	2,409
RCI Hospitality Holdings, Inc.	7,036	101,952
Red Lion Hotels Corp. (a)	13,212	23,253
Red Robin Gourmet Burgers, Inc. (a)	8,856	122,744
Red Rock Resorts, Inc.	53,901	743,834
Royal Caribbean Cruises Ltd. (b)	129,699	6,727,487
Ruth's Hospitality Group, Inc. (b)	19,081	154,747
Scientific Games Corp. Class A (a)(b)	41,104	646,566
SeaWorld Entertainment, Inc. (a)(b)	30,511	551,029
Shake Shack, Inc. Class A (a)(b)	23,527	1,306,925
Six Flags Entertainment Corp. (b)	59,554	1,368,551
Starbucks Corp.	883,633	68,914,538
Target Hospitality Corp. (a)	24,043	57,222
Texas Roadhouse, Inc. Class A	49,285	2,555,427
The Cheesecake Factory, Inc. (b)	31,075	667,491
The ONE Group Hospitality, Inc. (a)(b)	18,683	34,283
Town Sports International Holdings, Inc. (a)(b)	12,170	10,101
Twin River Worldwide Holdings, Inc.	16,499	344,994
Vail Resorts, Inc.	30,439	6,036,967
Wendy's Co.	138,958	2,954,247
Wingstop, Inc.	22,312	2,720,948
Wyndham Destinations, Inc.	68,416	2,175,629
Wyndham Hotels & Resorts, Inc.	72,186	3,315,503
Wynn Resorts Ltd.	72,961	6,076,192
Yum! Brands, Inc.	225,991	20,278,172
		379,023,989
Household Durables - 0.5%
Bassett Furniture Industries, Inc.	5,383	34,451
Beazer Homes U.S.A., Inc. (a)	19,636	192,826
Cavco Industries, Inc. (a)	6,525	1,240,990
Century Communities, Inc. (a)	21,908	647,162
Comstock Holding Companies, Inc. (a)	441	1,089
D.R. Horton, Inc.	249,491	13,796,852
Dixie Group, Inc. (a)	3,273	3,404
Emerson Radio Corp. (a)	6,994	5,141
Ethan Allen Interiors, Inc.	19,091	215,728
Flexsteel Industries, Inc.	7,142	70,920
Garmin Ltd.	107,841	9,724,023
GoPro, Inc. Class A (a)(b)	98,116	462,126
Green Brick Partners, Inc. (a)	15,404	164,823
Hamilton Beach Brands Holding Co. Class A	3,629	34,657
Helen of Troy Ltd. (a)	18,657	3,394,081
Hooker Furniture Corp.	7,755	126,407
Hovnanian Enterprises, Inc. Class A (a)	3,549	58,026
Installed Building Products, Inc. (a)	16,152	1,038,251
iRobot Corp. (a)(b)	21,403	1,577,829
KB Home	64,896	2,146,760
Koss Corp. (a)(b)	786	896
La-Z-Boy, Inc.	35,674	917,535
Legacy Housing Corp. (a)	3,947	51,350
Leggett & Platt, Inc.	99,277	3,036,883
Lennar Corp.:
Class A	189,967	11,485,405
Class B	36,375	1,632,510
LGI Homes, Inc. (a)(b)	16,765	1,398,536
Libbey, Inc. (a)(b)	12,363	9,837
Lifetime Brands, Inc.	4,140	23,557
Lovesac (a)(b)	7,937	145,326
M.D.C. Holdings, Inc.	35,325	1,200,697
M/I Homes, Inc. (a)	21,591	722,867
Meritage Homes Corp. (a)	27,227	1,892,277
Mohawk Group Holdings, Inc. (b)	4,374	22,657
Mohawk Industries, Inc. (a)	44,167	4,116,364
New Home Co. LLC (a)	15,133	46,761
Newell Brands, Inc.	287,596	3,781,887
Nova LifeStyle, Inc. (a)(b)	1,541	1,926
NVR, Inc. (a)	2,591	8,347,192
PulteGroup, Inc.	188,457	6,401,884
Purple Innovation, Inc. (a)	9,287	133,176
Skyline Champion Corp. (a)	38,117	946,826
Sonos, Inc. (a)	48,541	527,155
Taylor Morrison Home Corp. (a)	100,158	1,936,054
Tempur Sealy International, Inc. (a)	34,279	2,236,019
Toll Brothers, Inc.	91,026	2,941,050
TopBuild Corp. (a)	25,683	2,945,583
TRI Pointe Homes, Inc. (a)	105,526	1,511,132
Tupperware Brands Corp. (b)	40,859	131,975
Turtle Beach Corp. (a)(b)	10,719	113,407
Universal Electronics, Inc. (a)	10,731	485,470
VOXX International Corp. (a)	11,574	55,208
Vuzix Corp. (a)(b)	29,628	73,774
Whirlpool Corp.	47,624	5,801,556
Zagg, Inc. (a)(b)	23,001	68,658
		100,078,936
Internet & Direct Marketing Retail - 3.9%
1-800-FLOWERS.com, Inc. Class A (a)	18,136	401,531
Amazon.com, Inc. (a)	311,785	761,494,330
Blue Apron Holdings, Inc. Class A (a)(b)	5,631	53,044
Chewy, Inc. (b)	40,615	1,804,931
Duluth Holdings, Inc. (a)(b)	11,212	50,902
eBay, Inc.	571,320	26,017,913
Etsy, Inc. (a)	88,413	7,159,685
EVINE Live, Inc. (a)(b)	2,991	11,216
Expedia, Inc.	104,051	8,269,973
Groupon, Inc. (a)	345,897	441,019
GrubHub, Inc. (a)(b)	69,173	3,924,876
Lands' End, Inc. (a)(b)	11,841	74,361
Leaf Group Ltd. (a)	9,086	24,805
Liberty Interactive Corp. QVC Group Series A (a)	285,592	2,351,850
Liquidity Services, Inc. (a)	23,119	132,009
Overstock.com, Inc. (a)	23,078	423,943
PetMed Express, Inc. (b)	15,430	557,023
Quotient Technology, Inc. (a)	58,562	407,592
Remark Holdings, Inc. (a)(b)	10,017	26,445
Revolve Group, Inc. (b)	10,572	148,642
RumbleON, Inc. Class B (a)(b)	314	2,496
Shutterstock, Inc.	14,824	562,126
Stamps.com, Inc. (a)	12,281	2,433,480
Stitch Fix, Inc. (a)(b)	16,924	391,283
The Booking Holdings, Inc. (a)	31,307	51,325,322
The RealReal, Inc.	10,476	140,483
The Rubicon Project, Inc. (a)	69,371	434,956
U.S. Auto Parts Network, Inc. (a)	18,043	125,760
Waitr Holdings, Inc. (a)	44,551	110,041
Wayfair LLC Class A (a)	49,817	8,546,106
		877,848,143
Leisure Products - 0.1%
Acushnet Holdings Corp.	26,544	887,100
Brunswick Corp.	60,276	3,315,783
Callaway Golf Co.	71,461	1,094,783
Clarus Corp.	14,472	151,956
Escalade, Inc.	6,281	63,312
Hasbro, Inc.	94,745	6,964,705
JAKKS Pacific, Inc. (a)(b)	10,740	6,444
Johnson Outdoors, Inc. Class A	4,763	369,656
Malibu Boats, Inc. Class A (a)	15,720	740,884
Marine Products Corp.	3,671	41,299
Mattel, Inc. (a)(b)	262,219	2,415,037
MCBC Holdings, Inc. (a)	15,111	224,549
Nautilus, Inc. (a)	23,281	142,247
Peloton Interactive, Inc. Class A (a)	30,514	1,287,386
Polaris, Inc.	43,420	3,792,303
Smith & Wesson Brands, Inc. (a)	41,746	493,438
Sturm, Ruger & Co., Inc.	12,626	787,105
Vista Outdoor, Inc. (a)	44,205	429,231
YETI Holdings, Inc. (a)(b)	45,748	1,468,511
		24,675,729
Multiline Retail - 0.5%
Big Lots, Inc.	29,495	1,142,931
Dillard's, Inc. Class A (b)	7,617	228,586
Dollar General Corp.	190,464	36,475,761
Dollar Tree, Inc. (a)	176,732	17,296,761
Kohl's Corp.	118,190	2,271,612
Macy's, Inc. (b)	233,013	1,481,963
Nordstrom, Inc. (b)	80,927	1,305,353
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	41,380	3,784,201
Target Corp.	379,072	46,371,878
		110,359,046
Specialty Retail - 2.3%
Aaron's, Inc. Class A	50,943	1,880,306
Abercrombie & Fitch Co. Class A	48,392	562,315
Advance Auto Parts, Inc.	52,267	7,281,838
America's Car Mart, Inc. (a)	4,829	384,244
American Eagle Outfitters, Inc. (b)	120,368	1,102,571
Asbury Automotive Group, Inc. (a)	14,754	1,066,419
Ascena Retail Group, Inc. (a)(b)	6,016	10,047
At Home Group, Inc. (a)(b)	33,886	160,620
AutoNation, Inc. (a)	44,449	1,754,847
AutoZone, Inc. (a)	17,801	20,433,056
Barnes & Noble Education, Inc. (a)(b)	29,549	45,801
Bed Bath & Beyond, Inc. (b)	97,184	706,528
Best Buy Co., Inc.	170,125	13,285,061
Big 5 Sporting Goods Corp. (b)	11,969	22,262
Blink Charging Co. (a)(b)	11,956	20,206
Boot Barn Holdings, Inc. (a)	19,971	428,977
Build-A-Bear Workshop, Inc. (a)(b)	9,622	21,842
Burlington Stores, Inc. (a)	49,366	10,350,569
Caleres, Inc. (b)	28,604	205,091
Camping World Holdings, Inc. (b)	23,616	500,187
CarMax, Inc. (a)(b)	122,546	10,790,175
Carvana Co. Class A (a)(b)	41,217	3,832,357
Chico's FAS, Inc.	84,836	114,529
Citi Trends, Inc.	8,844	143,627
Conn's, Inc. (a)(b)	17,112	123,549
Destination XL Group, Inc. (a)	15,154	6,477
Dick's Sporting Goods, Inc.	48,096	1,734,342
DSW, Inc. Class A (b)	42,599	261,132
Express, Inc. (a)	47,551	93,200
Five Below, Inc. (a)	42,082	4,403,881
Floor & Decor Holdings, Inc. Class A (a)	52,932	2,752,464
Foot Locker, Inc.	80,747	2,236,692
Francesca's Holdings Corp. (a)(b)	1,736	5,659
GameStop Corp. Class A (a)(b)	50,212	203,861
Gap, Inc. (b)	161,282	1,435,410
Genesco, Inc. (a)	10,318	190,780
GNC Holdings, Inc. Class A (a)(b)	59,074	44,565
Group 1 Automotive, Inc.	13,343	839,808
Guess?, Inc. (b)	30,332	290,277
Haverty Furniture Companies, Inc.	12,540	216,942
Hibbett Sports, Inc. (a)(b)	12,147	234,680
J.Jill, Inc. (a)(b)	7,239	4,438
Kirkland's, Inc. (a)(b)	10,521	11,889
L Brands, Inc.	175,812	2,846,396
Lithia Motors, Inc. Class A (sub. vtg.)	16,559	1,996,850
Lowe's Companies, Inc.	573,689	74,780,361
Lumber Liquidators Holdings, Inc. (a)(b)	19,060	189,456
MarineMax, Inc. (a)	14,623	278,276
Michaels Companies, Inc. (a)(b)	61,381	236,931
Monro, Inc.	25,228	1,390,063
Murphy U.S.A., Inc. (a)	21,812	2,532,373
National Vision Holdings, Inc. (a)	59,627	1,596,811
O'Reilly Automotive, Inc. (a)	56,573	23,604,519
Office Depot, Inc.	415,666	1,026,695
Party City Holdco, Inc. (a)(b)	37,433	48,289
Penske Automotive Group, Inc. (b)	25,933	927,364
Rent-A-Center, Inc.	37,709	960,071
RH (a)(b)	12,231	2,652,782
Ross Stores, Inc.	270,499	26,227,583
RTW Retailwinds, Inc. (a)(b)	14,644	6,591
Sally Beauty Holdings, Inc. (a)	87,924	1,146,529
Shoe Carnival, Inc. (b)	5,424	140,970
Signet Jewelers Ltd. (b)	39,780	419,679
Sleep Number Corp. (a)	21,706	676,576
Sonic Automotive, Inc. Class A (sub. vtg.)	18,817	494,511
Sportsman's Warehouse Holdings, Inc. (a)	31,105	347,443
Stein Mart, Inc. (a)	11,913	4,741
Tailored Brands, Inc. (b)	46,377	59,826
The Buckle, Inc. (b)	22,005	309,830
The Cato Corp. Class A (sub. vtg.)	14,937	144,889
The Children's Place Retail Stores, Inc. (b)	11,066	460,788
The Container Store Group, Inc. (a)	8,773	25,003
The Home Depot, Inc.	816,702	202,934,113
Tiffany & Co., Inc.	80,879	10,363,026
Tilly's, Inc.	15,139	77,512
TJX Companies, Inc.	907,200	47,863,872
Tractor Supply Co.	88,428	10,789,985
Trans World Entertainment Corp. (a)	43	203
TravelCenters of America LLC (a)	5,986	81,529
Ulta Beauty, Inc. (a)	42,656	10,408,491
Urban Outfitters, Inc. (a)	53,637	908,611
Williams-Sonoma, Inc.	58,609	4,876,855
Winmark Corp.	1,777	255,657
Zumiez, Inc. (a)	15,877	386,922
		524,672,493
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd. (a)	114,533	1,722,576
Carter's, Inc.	32,592	2,799,979
Charles & Colvard Ltd. (a)	20,680	14,062
Cherokee, Inc. (a)	1,996	1,018
Columbia Sportswear Co. (b)	21,080	1,540,105
Crocs, Inc. (a)	51,965	1,488,797
Crown Crafts, Inc.	2,438	11,946
Culp, Inc.	7,752	59,768
Deckers Outdoor Corp. (a)	21,068	3,845,542
Delta Apparel, Inc. (a)	3,850	47,394
Fossil Group, Inc. (a)(b)	35,663	108,772
G-III Apparel Group Ltd. (a)	32,856	339,402
Hanesbrands, Inc. (b)	265,618	2,618,993
Iconix Brand Group, Inc. (a)(b)	2,998	2,908
Kontoor Brands, Inc. (b)	35,263	515,545
Lakeland Industries, Inc. (a)(b)	5,241	75,995
Levi Strauss & Co. Class A (b)	32,049	432,341
lululemon athletica, Inc. (a)	89,635	26,899,015
Movado Group, Inc.	11,561	121,391
NIKE, Inc. Class B	933,373	92,011,910
Oxford Industries, Inc.	13,217	563,309
PVH Corp.	55,952	2,544,137
Ralph Lauren Corp.	36,676	2,769,405
Rocky Brands, Inc.	6,166	127,883
Sequential Brands Group, Inc. (a)(b)	24,411	4,504
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	100,902	3,160,251
Steven Madden Ltd.	58,461	1,375,003
Superior Group of Companies, Inc.	8,287	82,953
Tapestry, Inc.	208,178	2,831,221
Under Armour, Inc.:
Class A (sub. vtg.) (a)	154,570	1,352,488
Class C (non-vtg.) (a)	123,264	968,855
Unifi, Inc. (a)	11,590	159,131
Vera Bradley, Inc. (a)	18,320	96,180
VF Corp.	244,423	13,712,130
Vince Holding Corp. (a)	1,696	10,583
Wolverine World Wide, Inc. (b)	61,275	1,283,099
		165,698,591

TOTAL CONSUMER DISCRETIONARY		2,432,231,082

CONSUMER STAPLES - 6.4%
Beverages - 1.5%
Alkaline Water Co., Inc. (a)(b)	24,729	27,696
Boston Beer Co., Inc. Class A (a)(b)	6,967	3,934,474
Brown-Forman Corp.:
Class A	35,768	2,122,831
Class B (non-vtg.) (b)	141,370	9,320,524
Celsius Holdings, Inc. (a)(b)	21,894	202,957
Coca-Cola Bottling Co. Consolidated	3,562	867,098
Constellation Brands, Inc. Class A (sub. vtg.)	125,144	21,612,369
Craft Brew Alliance, Inc. (a)	8,731	131,925
Keurig Dr. Pepper, Inc. (b)	252,750	7,056,780
MGP Ingredients, Inc. (b)	10,217	383,240
Molson Coors Beverage Co. Class B	141,658	5,377,338
Monster Beverage Corp. (a)	285,638	20,540,229
National Beverage Corp. (a)(b)	9,095	518,233
New Age Beverages Corp. (a)(b)	53,981	81,511
PepsiCo, Inc.	1,044,192	137,363,458
REED'S, Inc. (a)	14,873	9,965
The Coca-Cola Co.	2,887,772	134,801,197
		344,351,825
Food & Staples Retailing - 1.4%
Andersons, Inc.	24,734	320,553
BJ's Wholesale Club Holdings, Inc. (a)	92,322	3,323,592
Casey's General Stores, Inc.	27,245	4,351,844
Chefs' Warehouse Holdings (a)(b)	17,897	264,876
Costco Wholesale Corp.	330,658	101,998,073
Grocery Outlet Holding Corp.	47,255	1,739,457
HF Foods Group, Inc. (a)(b)	25,535	182,831
Ingles Markets, Inc. Class A	11,055	471,054
Kroger Co.	598,879	19,535,433
Natural Grocers by Vitamin Cottage, Inc. (b)	6,036	86,918
Performance Food Group Co. (a)	98,846	2,634,246
PriceSmart, Inc.	17,143	932,236
Rite Aid Corp. (a)(b)	41,669	547,114
SpartanNash Co.	27,755	594,235
Sprouts Farmers Market LLC (a)	89,531	2,249,914
Sysco Corp.	381,225	21,028,371
U.S. Foods Holding Corp. (a)	165,760	3,172,646
United Natural Foods, Inc. (a)	38,968	763,773
Village Super Market, Inc. Class A (b)	5,614	134,343
Walgreens Boots Alliance, Inc.	559,914	24,042,707
Walmart, Inc.	1,062,248	131,782,487
Weis Markets, Inc.	11,315	630,585
		320,787,288
Food Products - 1.2%
Alico, Inc.	3,449	110,678
Arcadia Biosciences, Inc. (a)	5,842	21,265
Archer Daniels Midland Co.	415,395	16,329,177
B&G Foods, Inc. Class A (b)	48,517	1,126,565
Beyond Meat, Inc. (b)	7,912	1,015,030
Bridgford Foods Corp. (a)	1,670	26,319
Bunge Ltd.	107,145	4,180,798
Cal-Maine Foods, Inc. (b)	23,042	1,026,752
Calavo Growers, Inc. (b)	12,356	722,950
Campbell Soup Co.	127,230	6,486,185
Coffee Holding Co., Inc. (a)	4,336	11,967
Conagra Brands, Inc.	363,394	12,642,477
Darling Ingredients, Inc. (a)	121,602	2,834,543
Farmer Brothers Co. (a)	10,529	81,179
Flowers Foods, Inc.	144,641	3,412,081
Fresh Del Monte Produce, Inc.	23,036	573,366
Freshpet, Inc. (a)	25,887	1,997,959
General Mills, Inc.	452,163	28,504,356
Hormel Foods Corp. (b)	208,154	10,164,160
Hostess Brands, Inc. Class A (a)	91,730	1,107,640
Ingredion, Inc.	49,480	4,167,700
J&J Snack Foods Corp.	11,344	1,459,179
John B. Sanfilippo & Son, Inc.	6,784	589,801
Kellogg Co.	186,220	12,162,028
Lamb Weston Holdings, Inc.	109,176	6,557,111
Lancaster Colony Corp.	14,950	2,294,227
Landec Corp. (a)	23,713	253,018
Lifeway Foods, Inc. (a)	6,277	14,876
Limoneira Co.	11,530	154,041
McCormick & Co., Inc. (non-vtg.)	92,338	16,173,924
Mondelez International, Inc.	1,078,427	56,207,615
Pilgrim's Pride Corp. (a)	39,937	825,498
Post Holdings, Inc. (a)	49,464	4,306,336
RiceBran Technologies (a)(b)	17,086	19,136
S&W Seed Co. (a)	24,853	52,937
Sanderson Farms, Inc.	14,878	1,964,194
Seaboard Corp.	199	585,060
Seneca Foods Corp. Class A (a)	5,636	205,545
The Hain Celestial Group, Inc. (a)	60,713	1,911,245
The Hershey Co.	110,847	15,039,721
The J.M. Smucker Co.	85,079	9,693,050
The Kraft Heinz Co.	465,411	14,181,073
The Simply Good Foods Co. (a)	62,376	1,062,263
Tootsie Roll Industries, Inc. (b)	13,494	480,656
TreeHouse Foods, Inc. (a)	41,464	2,185,567
Tyson Foods, Inc. Class A	220,595	13,553,357
		258,474,605
Household Products - 1.5%
Central Garden & Pet Co. (a)	4,648	170,535
Central Garden & Pet Co. Class A (non-vtg.) (a)	33,812	1,158,399
Church & Dwight Co., Inc.	182,998	13,737,660
Clorox Co.	93,755	19,336,969
Colgate-Palmolive Co.	641,085	46,369,678
Energizer Holdings, Inc. (b)	48,822	2,142,309
Kimberly-Clark Corp.	256,601	36,293,645
Oil-Dri Corp. of America	4,523	160,250
Procter & Gamble Co.	1,867,922	216,529,518
Spectrum Brands Holdings, Inc.	32,193	1,523,373
WD-40 Co. (b)	10,386	1,992,554
		339,414,890
Personal Products - 0.2%
BellRing Brands, Inc. Class A (a)	30,206	606,536
Coty, Inc. Class A	225,022	816,830
Cyanotech Corp. (a)	678	1,444
Edgewell Personal Care Co. (a)	41,176	1,252,574
elf Beauty, Inc. (a)	20,805	356,598
Estee Lauder Companies, Inc. Class A	166,557	32,890,011
Herbalife Nutrition Ltd. (a)	69,025	3,026,056
Inter Parfums, Inc.	13,674	634,610
LifeVantage Corp. (a)	8,840	135,340
Mannatech, Inc.	177	2,752
MediFast, Inc.	8,847	905,402
Natural Alternatives International, Inc. (a)	1,744	12,627
Natural Health Trends Corp. (b)	6,482	47,319
Nature's Sunshine Products, Inc. (a)	4,183	40,575
Nu Skin Enterprises, Inc. Class A	42,111	1,565,687
Revlon, Inc. (a)(b)	4,806	49,213
Summer Infant, Inc. (a)	1,068	6,835
USANA Health Sciences, Inc. (a)	9,551	809,161
Veru, Inc. (a)	38,180	142,411
Youngevity International, Inc. (a)(b)	6,666	11,199
		43,313,180
Tobacco - 0.6%
22nd Century Group, Inc. (a)(b)	76,296	63,196
Altria Group, Inc.	1,398,397	54,607,403
Philip Morris International, Inc.	1,165,015	85,465,500
Pyxus International, Inc. (a)(b)	4,843	13,609
Turning Point Brands, Inc. (b)	7,033	168,722
Universal Corp.	19,121	842,471
Vector Group Ltd. (b)	87,421	999,222
		142,160,123

TOTAL CONSUMER STAPLES		1,448,501,911

ENERGY - 2.7%
Energy Equipment & Services - 0.2%
Apergy Corp. (a)(b)	59,342	538,232
Archrock, Inc.	97,892	621,614
Aspen Aerogels, Inc. (a)	16,368	101,482
Baker Hughes Co. Class A	485,451	8,014,796
Cactus, Inc.	36,060	688,025
Core Laboratories NV (b)	33,702	681,454
COVIA Corp. (a)(b)	20,413	10,247
Dawson Geophysical Co. (a)	7,005	9,247
DMC Global, Inc. (b)	11,151	318,361
Dril-Quip, Inc. (a)	27,324	830,376
ENGlobal Corp. (a)	1,662	1,745
Enservco Corp. (a)(b)	6,054	927
Era Group, Inc. (a)	15,478	77,545
Exterran Corp. (a)	20,759	133,273
Forum Energy Technologies, Inc. (a)	54,653	15,849
Frank's International NV (a)	80,472	181,062
FTS International, Inc. (a)(b)	1,058	6,496
Geospace Technologies Corp. (a)	10,614	83,638
Gulf Island Fabrication, Inc. (a)	6,737	20,144
Halliburton Co.	654,678	7,692,467
Helix Energy Solutions Group, Inc. (a)	102,899	345,741
Helmerich & Payne, Inc.	81,867	1,647,983
Hi-Crush, Inc. (a)(b)	74,724	18,808
Independence Contract Drilling, Inc. (a)	1,856	11,452
ION Geophysical Corp. (a)(b)	7,782	18,366
KLX Energy Services Holdings, Inc. (a)(b)	15,599	23,087
Liberty Oilfield Services, Inc. Class A	39,465	203,245
Mammoth Energy Services, Inc. (b)	8,360	10,534
Matrix Service Co. (a)	20,881	230,109
Mitcham Industries, Inc. (a)	6,865	10,503
Nabors Industries Ltd.	4,937	182,965
National Oilwell Varco, Inc.	284,074	3,542,403
Natural Gas Services Group, Inc. (a)	11,981	75,001
NCS Multistage Holdings, Inc. (a)(b)	12,232	6,359
Newpark Resources, Inc. (a)	64,240	129,765
Nextier Oilfield Solutions, Inc. (a)	122,178	354,316
Nine Energy Service, Inc. (a)(b)	8,460	17,174
Noble Corp. (a)(b)	169,777	22,071
Oceaneering International, Inc. (a)	76,565	491,547
Oil States International, Inc. (a)	46,975	199,174
Patterson-UTI Energy, Inc.	150,419	555,046
Profire Energy, Inc. (a)	12,262	9,442
ProPetro Holding Corp. (a)	58,518	289,664
Quintana Energy Services, Inc. (a)	795	566
Ranger Energy Services, Inc. Class A (a)	1,333	4,879
RigNet, Inc. (a)(b)	8,574	8,405
RPC, Inc. (b)	40,781	129,684
SAExploration Holdings, Inc. (a)	236	382
Schlumberger Ltd.	1,031,539	19,052,525
SEACOR Holdings, Inc. (a)	13,418	359,602
SEACOR Marine Holdings, Inc. (a)	17,542	27,190
Select Energy Services, Inc. Class A (a)	50,057	297,339
Smart Sand, Inc. (a)(b)	12,173	12,903
Solaris Oilfield Infrastructure, Inc. Class A	21,634	149,924
Superior Drilling Products, Inc. (a)	7,643	5,787
TechnipFMC PLC	318,497	2,356,878
TETRA Technologies, Inc. (a)	96,989	32,006
Tidewater, Inc. (a)	32,915	157,005
Transocean Ltd. (United States) (a)(b)	438,869	583,696
U.S. Silica Holdings, Inc.	54,996	162,238
U.S. Well Services, Inc. (a)	9,987	4,708
Valaris PLC Class A (a)(b)	141,113	47,259
		51,814,711
Oil, Gas & Consumable Fuels - 2.5%
Abraxas Petroleum Corp. (a)(b)	110,999	21,556
Adams Resources & Energy, Inc.	1,020	26,760
Aemetis, Inc. (a)	2,964	2,371
Altus Midstream Co. (a)(b)	42,836	29,557
Amplify Energy Corp. New (b)	15,174	16,691
Antero Midstream GP LP	225,793	1,079,291
Antero Resources Corp. (a)(b)	151,601	453,287
Apache Corp.	284,581	3,070,629
Arch Resources, Inc. (b)	11,340	373,766
Barnwell Industries, Inc. (a)	839	487
Berry Petroleum Corp.	31,401	133,140
Bonanza Creek Energy, Inc. (a)	13,654	230,753
Brigham Minerals, Inc. Class A	22,192	294,044
Cabot Oil & Gas Corp.	307,711	6,104,986
California Resources Corp. (a)(b)	40,417	53,755
Callon Petroleum Co. (a)	276,993	185,225
Centennial Resource Development, Inc. Class A (a)	153,325	154,858
Centrus Energy Corp. Class A (a)	1,813	15,501
Chaparral Energy, Inc. Class A (a)(b)	39,818	19,853
Cheniere Energy, Inc. (a)	172,968	7,671,131
Chesapeake Energy Corp. (a)(b)	4,140	53,861
Chevron Corp.	1,415,558	129,806,669
Cimarex Energy Co.	77,280	2,030,918
Clean Energy Fuels Corp. (a)	111,302	232,621
CNX Resources Corp. (a)	141,100	1,437,809
Comstock Resources, Inc. (a)	41,825	224,182
Concho Resources, Inc.	152,081	8,291,456
ConocoPhillips Co.	820,689	34,616,662
CONSOL Energy, Inc. (a)	19,776	134,675
Contango Oil & Gas Co. (a)(b)	53,927	148,299
Continental Resources, Inc.	64,842	793,018
CVR Energy, Inc. (b)	22,113	451,105
Delek U.S. Holdings, Inc.	56,142	1,104,313
Denbury Resources, Inc. (a)(b)	389,676	83,001
Devon Energy Corp.	292,945	3,166,735
Diamond S Shipping, Inc. (a)(b)	17,538	192,041
Diamondback Energy, Inc.	120,004	5,109,770
Dorian LPG Ltd. (a)	22,324	183,503
Earthstone Energy, Inc. (a)	16,607	49,489
EOG Resources, Inc.	434,784	22,160,940
EQT Corp.	193,322	2,578,915
Equitrans Midstream Corp. (b)	156,398	1,265,260
Evolution Petroleum Corp.	18,799	45,870
Extraction Oil & Gas, Inc. (a)(b)	59,652	17,299
Exxon Mobil Corp.	3,167,269	144,015,721
Falcon Minerals Corp. (b)	25,466	63,410
Gevo, Inc. (a)(b)	13,395	17,280
Goodrich Petroleum Corp. (a)	9,614	77,297
Green Plains, Inc. (b)	22,325	190,879
Gulfport Energy Corp. (a)(b)	95,795	144,650
Hallador Energy Co. (b)	8,792	6,186
Hess Corp. (b)	192,904	9,157,153
Highpoint Resources, Inc. (a)	69,863	16,767
HollyFrontier Corp.	110,458	3,473,904
Houston American Energy Corp. (a)(b)	10,756	1,320
International Seaways, Inc.	18,871	427,994
Kinder Morgan, Inc.	1,456,891	23,018,878
Kosmos Energy Ltd.	274,701	499,956
Laredo Petroleum, Inc. (a)	132,622	112,530
Lilis Energy, Inc. (a)(b)	17,443	3,150
Lonestar Resources U.S., Inc. (a)	10,185	5,943
Magnolia Oil & Gas Corp. Class A (a)	79,553	441,519
Marathon Oil Corp.	604,434	3,227,678
Marathon Petroleum Corp.	485,459	17,059,029
Matador Resources Co. (a)(b)	80,800	633,472
Montage Resources Corp. (a)	13,820	84,578
Murphy Oil Corp.	109,047	1,303,112
NACCO Industries, Inc. Class A	3,095	81,337
Nextdecade Corp. (a)	8,659	13,075
Noble Energy, Inc.	362,048	3,160,679
Northern Oil & Gas, Inc. (a)	173,365	135,103
Oasis Petroleum, Inc. (a)(b)	230,779	106,297
Occidental Petroleum Corp. (b)	664,905	8,610,520
ONEOK, Inc.	308,270	11,310,426
Overseas Shipholding Group, Inc. (a)	42,343	93,578
Pacific Ethanol, Inc. (a)	15,118	10,084
Panhandle Royalty Co. Class A	9,524	39,810
Par Pacific Holdings, Inc. (a)	28,602	265,713
Parsley Energy, Inc. Class A	233,802	2,136,950
PBF Energy, Inc. Class A	77,091	818,706
PDC Energy, Inc. (a)	73,837	899,335
Peabody Energy Corp. (b)	56,713	178,646
Penn Virginia Corp. (a)	11,789	103,507
Phillips 66 Co.	332,377	26,011,824
Pioneer Natural Resources Co.	123,480	11,310,768
PrimeEnergy Corp. (a)	351	26,662
QEP Resources, Inc.	188,081	160,546
Range Resources Corp. (b)	158,770	951,032
Renewable Energy Group, Inc. (a)(b)	29,420	836,999
Rex American Resources Corp. (a)	4,110	241,052
Ring Energy, Inc. (a)(b)	53,505	63,671
SandRidge Energy, Inc. (a)	21,403	33,817
SilverBow Resources, Inc. (a)(b)	3,697	13,975
SM Energy Co.	82,888	291,766
Southwestern Energy Co. (a)(b)	408,354	1,229,146
Talos Energy, Inc. (a)	15,145	184,012
Targa Resources Corp.	176,321	3,154,383
Tellurian, Inc. (a)(b)	66,504	66,497
Tengasco, Inc. (a)	372	200
The Williams Companies, Inc.	906,221	18,514,095
Torchlight Energy Resources, Inc. (a)(b)	27,289	9,606
TransAtlantic Petroleum Ltd. (a)(b)	5,419	1,232
U.S. Energy Corp. (a)	66	424
Uranium Energy Corp. (a)(b)	109,827	115,318
VAALCO Energy, Inc. (a)	39,568	39,248
Valero Energy Corp.	307,178	20,470,342
Vertex Energy, Inc. (a)(b)	20,389	13,355
W&T Offshore, Inc. (a)(b)	71,499	186,612
World Fuel Services Corp.	49,505	1,261,387
WPX Energy, Inc. (a)	315,233	1,787,371
Zion Oil & Gas, Inc. (a)(b)	93,231	25,154
		553,062,718

TOTAL ENERGY		604,877,429

FINANCIALS - 11.0%
Banks - 4.0%
1st Constitution Bancorp	6,133	78,748
1st Source Corp.	9,593	331,822
ACNB Corp.	6,090	151,276
Allegiance Bancshares, Inc.	15,308	392,038
Amalgamated Bank	11,738	131,818
American National Bankshares, Inc.	8,502	211,360
Ameris Bancorp	49,850	1,207,866
Ames National Corp.	6,787	136,419
Arrow Financial Corp.	11,467	335,410
Associated Banc-Corp.	113,842	1,594,926
Atlantic Capital Bancshares, Inc. (a)	17,814	203,080
Auburn National Bancorp., Inc. (b)	2,447	131,746
Banc of California, Inc.	34,994	383,184
BancFirst Corp.	14,238	542,753
Bancorp, Inc., Delaware (a)	39,803	350,266
BancorpSouth Bank (b)	72,901	1,620,589
Bank First National Corp. (b)	4,545	283,381
Bank of America Corp.	6,063,518	146,252,054
Bank of Commerce Holdings	14,624	111,581
Bank of Hawaii Corp.	30,421	1,956,983
Bank of Marin Bancorp	8,491	285,722
Bank of South Carolina Corp.	684	11,621
Bank OZK	91,167	2,050,346
Bank7 Corp.	985	10,047
BankFinancial Corp.	16,665	151,318
BankUnited, Inc.	71,586	1,322,909
Bankwell Financial Group, Inc.	5,063	74,122
Banner Corp.	27,093	1,017,613
Bar Harbor Bankshares	12,930	254,980
BayCom Corp. (a)	9,904	130,535
BCB Bancorp, Inc.	11,033	105,806
Berkshire Hills Bancorp, Inc.	33,444	361,864
BOK Financial Corp.	24,158	1,230,609
Boston Private Financial Holdings, Inc.	64,669	444,276
Bridge Bancorp, Inc.	13,445	286,379
Brookline Bancorp, Inc., Delaware	63,544	590,959
Bryn Mawr Bank Corp.	16,394	455,261
Business First Bancshares, Inc.	10,369	150,247
Byline Bancorp, Inc.	18,278	222,078
C & F Financial Corp.	2,675	96,407
Cadence Bancorp Class A	97,705	788,479
Cambridge Bancorp (b)	4,012	232,696
Camden National Corp.	12,022	403,218
Capital Bancorp, Inc. (a)	6,080	69,190
Capital City Bank Group, Inc.	8,744	177,940
Capstar Financial Holdings, Inc.	12,467	143,620
Carter Bank & Trust	17,830	125,880
Cathay General Bancorp	54,397	1,479,054
CB Financial Services, Inc.	4,110	99,462
CBTX, Inc.	13,557	276,834
Centerstate Banks of Florida, Inc.	95,262	1,505,140
Central Pacific Financial Corp.	22,460	361,831
Central Valley Community Bancorp	6,914	104,125
Century Bancorp, Inc. Class A (non-vtg.)	2,314	174,476
Chemung Financial Corp.	3,381	85,607
CIT Group, Inc.	68,593	1,244,277
Citigroup, Inc.	1,633,726	78,271,813
Citizens & Northern Corp.	10,774	206,645
Citizens Community Bancorp, Inc.	664	4,880
Citizens Financial Group, Inc.	323,103	7,786,782
City Holding Co.	12,594	792,163
Civista Bancshares, Inc.	14,007	213,467
CNB Financial Corp., Pennsylvania	11,657	206,562
Coastal Financial Corp. of Washington (a)	5,018	63,729
Codorus Valley Bancorp, Inc.	6,440	85,330
Colony Bankcorp, Inc.	6,003	76,358
Columbia Banking Systems, Inc.	54,872	1,336,682
Comerica, Inc.	106,163	3,859,025
Commerce Bancshares, Inc. (b)	77,525	4,940,668
Community Bank System, Inc.	38,552	2,290,760
Community Bankers Trust Corp.	13,444	75,690
Community Financial Corp.	4,131	97,905
Community Trust Bancorp, Inc.	12,704	417,199
Community West Bancshares	515	3,451
ConnectOne Bancorp, Inc.	27,190	398,605
County Bancorp, Inc.	4,756	103,443
CrossFirst Bankshares, Inc. (a)	5,612	54,605
Cullen/Frost Bankers, Inc.	42,871	3,256,910
Customers Bancorp, Inc. (a)	20,582	228,254
CVB Financial Corp.	100,539	1,961,516
Eagle Bancorp Montana, Inc.	3,083	53,305
Eagle Bancorp, Inc.	25,747	833,173
East West Bancorp, Inc.	107,958	3,773,132
Enterprise Bancorp, Inc.	6,685	154,022
Enterprise Financial Services Corp.	20,867	612,864
Equity Bancshares, Inc. (a)	9,920	161,795
Esquire Financial Holdings, Inc. (a)	4,775	81,796
Evans Bancorp, Inc.	3,756	91,797
Farmers & Merchants Bancorp, Inc.	7,798	169,451
Farmers National Banc Corp.	19,435	228,361
FB Financial Corp. (b)	12,964	306,080
Fidelity D & D Bancorp, Inc.	1,604	60,936
Fifth Third Bancorp	529,422	10,265,493
Financial Institutions, Inc.	11,108	196,501
First Bancorp, North Carolina	22,059	560,740
First Bancorp, Puerto Rico	165,929	907,632
First Bancshares, Inc.	15,583	330,204
First Bank Hamilton New Jersey	11,255	84,075
First Busey Corp.	40,060	717,475
First Business Finance Services, Inc.	6,399	105,903
First Capital, Inc. (b)	2,413	148,279
First Choice Bancorp	7,224	101,497
First Citizens Bancshares, Inc.	6,154	2,369,290
First Commonwealth Financial Corp.	77,812	636,502
First Community Bankshares, In	10,885	232,612
First Community Corp.	4,612	68,258
First Financial Bancorp, Ohio	76,390	1,015,223
First Financial Bankshares, Inc. (b)	100,422	3,076,930
First Financial Corp., Indiana	11,174	392,207
First Financial Northwest, Inc.	2,360	23,057
First Foundation, Inc.	30,610	456,089
First Guaranty Bancshares, Inc.	2,224	26,466
First Hawaiian, Inc.	98,526	1,699,574
First Horizon National Corp.	233,337	2,181,701
First Internet Bancorp	5,614	90,273
First Interstate Bancsystem, Inc.	27,253	851,656
First Merchants Corp.	42,706	1,198,330
First Mid-Illinois Bancshares, Inc.	9,133	232,435
First Midwest Bancorp, Inc., Delaware	84,345	1,100,702
First National Corp.	3,023	40,025
First Northwest Bancorp	7,528	102,080
First of Long Island Corp.	16,528	252,383
First Republic Bank	125,961	13,625,201
First Savings Financial Group, Inc. (b)	1,501	61,541
First United Corp.	3,814	52,481
First Western Financial, Inc. (a)	436	5,659
Flushing Financial Corp.	22,523	255,411
FNB Corp., Pennsylvania	245,752	1,821,022
FNCM Bancorp, Inc.	13,381	74,398
Franklin Financial Network, Inc.	9,899	244,109
Franklin Financial Services Corp.	3,552	88,800
Fulton Financial Corp.	124,329	1,393,728
FVCBankcorp, Inc. (a)	10,811	120,326
German American Bancorp, Inc.	18,340	568,173
Glacier Bancorp, Inc.	63,446	2,613,341
Great Southern Bancorp, Inc.	8,312	337,135
Great Western Bancorp, Inc.	42,743	608,660
Guaranty Bancshares, Inc. Texas	5,203	132,260
Hancock Whitney Corp.	63,043	1,362,990
Hanmi Financial Corp.	25,235	227,872
HarborOne Bancorp, Inc.	45,448	362,221
Hawthorn Bancshares, Inc.	4,651	91,625
HBT Financial, Inc.	7,432	94,535
Heartland Financial U.S.A., Inc.	25,522	816,959
Heritage Commerce Corp.	49,034	398,646
Heritage Financial Corp., Washington	27,287	518,453
Hilltop Holdings, Inc.	52,943	989,505
Home Bancshares, Inc.	112,231	1,623,983
HomeTrust Bancshares, Inc.	12,932	199,411
Hope Bancorp, Inc.	97,286	923,731
Horizon Bancorp, Inc. Indiana	29,158	299,161
Howard Bancorp, Inc. (a)	10,992	113,328
Huntington Bancshares, Inc.	767,516	6,823,217
IBERIABANK Corp.	39,589	1,678,969
Independent Bank Corp.	16,542	228,610
Independent Bank Corp., Massachusetts	25,179	1,749,185
Independent Bank Group, Inc.	27,562	1,044,049
International Bancshares Corp.	42,260	1,300,763
Investar Holding Corp.	6,950	90,698
Investors Bancorp, Inc.	150,908	1,309,881
JPMorgan Chase & Co.	2,348,518	228,534,287
KeyCorp	731,965	8,673,785
Lakeland Bancorp, Inc.	37,511	416,372
Lakeland Financial Corp.	19,655	839,072
Landmark Bancorp, Inc.	333	8,325
LCNB Corp.	8,918	132,611
Level One Bancorp, Inc.	1,833	34,479
Live Oak Bancshares, Inc. (b)	22,134	299,694
M&T Bank Corp.	98,465	10,403,812
Macatawa Bank Corp.	15,646	115,624
Mackinac Financial Corp.	8,027	84,364
Mainstreet Bancshares, Inc. (a)	6,493	86,162
Malvern Bancorp, Inc. (a)	4,373	51,951
Mercantil Bank Holding Corp. Class A (a)	19,762	257,696
Mercantile Bank Corp.	12,953	297,142
Meridian Bank/Malvern, PA (a)	896	13,610
Metropolitan Bank Holding Corp. (a)	6,160	172,480
Mid Penn Bancorp, Inc.	6,215	115,972
Middlefield Banc Corp.	5,696	108,224
Midland States Bancorp, Inc.	14,788	221,376
MidWestOne Financial Group, Inc.	7,827	150,200
MVB Financial Corp.	6,728	95,538
National Bank Holdings Corp.	24,179	635,908
National Bankshares, Inc.	5,352	164,842
NBT Bancorp, Inc.	33,692	1,055,233
Nicolet Bankshares, Inc. (a)	6,420	358,942
Northeast Bank	3,803	65,259
Northrim Bancorp, Inc.	5,206	120,102
Norwood Financial Corp.	3,181	77,903
Oak Valley Bancorp Oakdale California	1,014	13,953
OceanFirst Financial Corp.	46,440	775,548
OFG Bancorp	40,241	488,928
Ohio Valley Banc Corp. (b)	3,377	84,594
Old National Bancorp, Indiana	128,417	1,745,187
Old Point Financial Corp.	809	12,297
Old Second Bancorp, Inc.	23,173	178,432
Opus Bank	15,484	301,783
Origin Bancorp, Inc.	14,554	303,596
Orrstown Financial Services, Inc.	6,041	81,433
Pacific City Financial Corp.	12,461	112,398
Pacific Mercantile Bancorp (a)	9,949	37,806
Pacific Premier Bancorp, Inc. (b)	45,511	983,948
PacWest Bancorp	86,193	1,492,001
Park National Corp.	10,922	817,730
Parke Bancorp, Inc.	7,750	107,880
Peapack-Gladstone Financial Corp.	13,084	246,372
Penns Woods Bancorp, Inc.	5,549	119,082
People's Utah Bancorp	12,807	317,229
Peoples Bancorp of North Carolina	3,901	68,268
Peoples Bancorp, Inc.	15,195	341,432
Peoples Financial Services Corp.	4,948	163,531
Peoples United Financial, Inc. (b)	328,551	3,761,909
Pinnacle Financial Partners, Inc.	54,280	2,163,058
PNC Financial Services Group, Inc.	327,892	37,392,804
Popular, Inc.	66,569	2,628,810
Preferred Bank, Los Angeles	10,538	395,913
Premier Financial Bancorp, Inc.	8,470	112,312
Prosperity Bancshares, Inc.	70,367	4,601,298
QCR Holdings, Inc.	10,092	306,494
RBB Bancorp	8,633	110,761
Regions Financial Corp.	717,756	8,117,820
Reliant Bancorp, Inc.	6,580	92,120
Renasant Corp.	43,678	1,053,513
Republic Bancorp, Inc., Kentucky Class A	7,201	230,792
Republic First Bancorp, Inc. (a)	34,232	81,130
Richmond Mutual Bancorp., Inc.	9,201	102,315
Riverview Financial Corp.	525	3,150
S&T Bancorp, Inc.	30,107	669,580
Salisbury Bancorp, Inc.	1,700	60,860
Sandy Spring Bancorp, Inc.	27,664	670,852
SB Financial Group, Inc.	306	4,691
SB One Bancorp	6,664	113,221
Seacoast Banking Corp., Florida (a)	39,918	868,217
Select Bancorp, Inc. New (a)	15,766	118,245
ServisFirst Bancshares, Inc.	35,486	1,237,752
Shore Bancshares, Inc.	11,188	111,880
Sierra Bancorp	10,003	188,457
Signature Bank	40,159	4,132,763
Silvergate Capital Corp. (a)	3,316	48,380
Simmons First National Corp. Class A	86,689	1,486,716
SmartFinancial, Inc.	11,874	182,860
South Plains Financial, Inc.	2,893	38,188
South State Corp.	25,595	1,345,529
Southern First Bancshares, Inc. (a)	5,379	156,314
Southern National Bancorp of Virginia, Inc.	16,105	162,016
Southside Bancshares, Inc.	24,553	692,395
Spirit of Texas Bancshares, Inc. (a)	11,417	137,461
Sterling Bancorp	146,848	1,806,230
Stock Yards Bancorp, Inc.	16,189	550,912
Summit Financial Group, Inc.	7,446	125,093
SVB Financial Group (a)	38,426	8,251,984
Synovus Financial Corp.	110,449	2,119,516
TCF Financial Corp.	113,523	3,283,085
Texas Capital Bancshares, Inc. (a)	38,196	1,022,125
The Bank of Princeton	2,359	48,713
The First Bancorp, Inc.	8,039	165,684
Tompkins Financial Corp.	9,573	616,023
TowneBank	49,837	939,926
Trico Bancshares	21,166	600,479
TriState Capital Holdings, Inc. (a)	18,696	279,505
Triumph Bancorp, Inc. (a)	18,153	445,656
Truist Financial Corp.	1,003,843	36,921,346
Trustmark Corp. (b)	49,002	1,165,758
U.S. Bancorp	1,063,904	37,832,426
UMB Financial Corp.	31,162	1,597,987
Umpqua Holdings Corp.	165,869	1,889,248
Union Bankshares Corp.	61,521	1,424,211
Union Bankshares, Inc. (b)	698	13,681
United Bankshares, Inc., West Virginia	93,462	2,717,875
United Community Bank, Inc.	60,485	1,182,482
United Security Bancshares, California	12,691	77,796
Unity Bancorp, Inc.	4,868	69,661
Univest Corp. of Pennsylvania	24,022	394,922
Valley National Bancorp	287,260	2,292,335
Veritex Holdings, Inc.	36,900	646,488
Washington Trust Bancorp, Inc.	11,932	381,466
Webster Financial Corp.	66,958	1,894,911
Wellesley Bancorp, Inc.	823	27,982
Wells Fargo & Co.	2,880,504	76,246,941
WesBanco, Inc.	50,903	1,090,342
West Bancorp., Inc.	13,091	230,925
Westamerica Bancorp.	20,604	1,215,224
Western Alliance Bancorp.	71,111	2,712,885
Wintrust Financial Corp.	43,124	1,826,733
Zions Bancorp NA	126,150	4,150,966
		894,129,502
Capital Markets - 2.8%
Affiliated Managers Group, Inc.	36,641	2,441,023
Ameriprise Financial, Inc.	94,620	13,253,423
Apollo Global Management LLC Class A	151,159	7,195,168
Ares Management Corp.	56,591	2,136,876
Artisan Partners Asset Management, Inc.	40,798	1,181,918
Ashford, Inc. (a)	920	5,851
Assetmark Financial Holdings, Inc. (a)	9,610	256,587
Associated Capital Group, Inc.	2,749	112,956
B. Riley Financial, Inc.	11,509	221,318
Bank of New York Mellon Corp.	628,069	23,345,325
BGC Partners, Inc. Class A	212,351	546,804
BlackRock, Inc. Class A	114,135	60,336,326
Blucora, Inc. (a)	38,230	464,495
BrightSphere Investment Group, Inc.	50,495	421,633
Cboe Global Markets, Inc.	82,996	8,835,754
Charles Schwab Corp.	855,394	30,717,199
CME Group, Inc.	268,337	48,998,336
Cohen & Co., Inc. (b)	202	696
Cohen & Steers, Inc.	16,651	1,058,171
Cowen Group, Inc. Class A (b)	23,185	303,028
Diamond Hill Investment Group, Inc.	2,307	242,143
Donnelley Financial Solutions, Inc. (a)	23,040	187,776
E*TRADE Financial Corp.	168,140	7,657,096
Eaton Vance Corp. (non-vtg.)	83,435	3,007,832
Evercore, Inc. Class A	29,664	1,634,783
FactSet Research Systems, Inc.	28,447	8,747,737
Federated Hermes, Inc. Class B (non-vtg.)	72,845	1,612,788
Focus Financial Partners, Inc. Class A (a)	23,325	649,368
Franklin Resources, Inc. (b)	210,141	3,965,361
Gain Capital Holdings, Inc. (b)	12,071	75,806
GAMCO Investors, Inc. Class A	2,363	30,530
Goldman Sachs Group, Inc.	238,518	46,866,402
Great Elm Capital Group, Inc. (a)	30,049	72,118
Greenhill & Co., Inc. (b)	10,981	109,481
Hamilton Lane, Inc. Class A	19,135	1,400,108
Hennessy Advisors, Inc.	1,863	14,941
Houlihan Lokey	34,975	2,115,288
Interactive Brokers Group, Inc.	57,098	2,418,100
Intercontinental Exchange, Inc.	417,169	40,569,685
INTL FCStone, Inc. (a)	12,649	645,225
Invesco Ltd.	280,518	2,235,728
Janus Henderson Group PLC (b)	117,670	2,536,965
KKR & Co. LP	411,362	11,415,296
Lazard Ltd. Class A	83,303	2,237,519
Legg Mason, Inc.	61,116	3,045,410
LPL Financial	60,154	4,294,394
Manning & Napier, Inc. Class A	13,615	43,432
MarketAxess Holdings, Inc.	28,391	14,439,379
Moelis & Co. Class A	37,513	1,261,562
Moody's Corp.	121,649	32,530,159
Morgan Stanley	871,417	38,516,631
Morningstar, Inc.	15,586	2,389,646
MSCI, Inc.	63,320	20,822,782
Northern Trust Corp.	158,201	12,499,461
Och-Ziff Capital Management Group LLC Class A	14,232	178,469
Oppenheimer Holdings, Inc. Class A (non-vtg.)	7,261	153,788
Piper Jaffray Companies	13,454	802,397
PJT Partners, Inc.	15,406	842,554
Pzena Investment Management, Inc.	10,873	44,362
Raymond James Financial, Inc.	92,018	6,375,007
S&P Global, Inc.	183,128	59,520,263
Safeguard Scientifics, Inc.	13,946	88,278
SEI Investments Co.	95,023	5,152,147
Silvercrest Asset Management Group Class A	2,536	28,581
State Street Corp.	271,839	16,571,305
Stifel Financial Corp.	50,370	2,403,153
T. Rowe Price Group, Inc.	174,963	21,153,027
TD Ameritrade Holding Corp.	197,569	7,363,397
The Blackstone Group LP	493,629	28,038,127
The NASDAQ OMX Group, Inc.	86,012	10,188,982
Tradeweb Markets, Inc. Class A	56,606	3,733,732
U.S. Global Investments, Inc. Class A	9,994	20,887
Value Line, Inc.	459	13,082
Victory Capital Holdings, Inc. (b)	11,701	195,524
Virtu Financial, Inc. Class A	56,292	1,342,564
Virtus Investment Partners, Inc.	5,628	523,291
Waddell & Reed Financial, Inc. Class A (b)	53,212	693,884
Westwood Holdings Group, Inc.	6,565	116,397
WisdomTree Investments, Inc.	93,346	279,105
		637,946,122
Consumer Finance - 0.5%
Ally Financial, Inc.	286,042	4,988,572
American Express Co.	501,953	47,720,672
Asta Funding, Inc. (a)	1,317	16,463
Atlanticus Holdings Corp. (a)	9,166	132,907
Capital One Financial Corp.	347,793	23,663,836
Consumer Portfolio Services, Inc. (a)	3,517	9,109
Credit Acceptance Corp. (a)(b)	10,369	3,834,664
CURO Group Holdings Corp.	11,986	80,186
Discover Financial Services	233,378	11,087,789
Elevate Credit, Inc. (a)	16,945	28,807
Encore Capital Group, Inc. (a)	21,061	669,108
Enova International, Inc. (a)	25,977	367,575
EZCORP, Inc. (non-vtg.) Class A (a)	36,583	188,768
First Cash Financial Services, Inc.	32,177	2,244,989
Green Dot Corp. Class A (a)	35,940	1,372,189
LendingClub Corp. (a)	67,258	359,830
LendingTree, Inc. (a)(b)	5,814	1,511,756
Medallion Financial Corp. (a)	15,161	35,325
Navient Corp.	128,150	953,436
Nelnet, Inc. Class A	16,331	804,955
Nicholas Financial, Inc. (a)	1,682	9,167
OneMain Holdings, Inc.	57,435	1,339,959
Oportun Financial Corp. (a)	4,836	46,667
PRA Group, Inc. (a)	34,640	1,181,917
Regional Management Corp. (a)	6,632	105,184
Santander Consumer U.S.A. Holdings, Inc.	73,314	1,211,880
SLM Corp.	313,885	2,379,248
Synchrony Financial	419,695	8,549,187
World Acceptance Corp. (a)(b)	4,308	286,482
		115,180,627
Diversified Financial Services - 1.3%
Alerus Financial Corp.	1,895	34,356
AXA Equitable Holdings, Inc.	311,692	5,956,434
Berkshire Hathaway, Inc. Class B (a)	1,465,100	271,893,258
Cannae Holdings, Inc. (a)	53,295	1,962,855
FGL Holdings Class A (b)	98,252	819,422
FlexShopper, Inc. (a)	9,764	15,427
Jefferies Financial Group, Inc.	179,925	2,635,901
Marlin Business Services Corp.	7,185	53,816
On Deck Capital, Inc. (a)	36,594	27,369
Rafael Holdings, Inc. (a)	6,598	114,079
Voya Financial, Inc. (b)	101,443	4,570,007
		288,082,924
Insurance - 2.2%
AFLAC, Inc.	549,617	20,044,532
Alleghany Corp.	10,727	5,504,024
Allstate Corp.	242,580	23,726,750
AMBAC Financial Group, Inc. (a)	35,955	482,516
American Equity Investment Life Holding Co.	67,051	1,454,336
American Financial Group, Inc.	56,365	3,395,428
American International Group, Inc.	650,611	19,557,367
American National Insurance Co.	7,048	529,657
Amerisafe, Inc.	14,728	904,005
Aon PLC	175,383	34,541,682
Arch Capital Group Ltd. (a)	302,697	8,542,109
Argo Group International Holdings, Ltd.	26,325	807,914
Arthur J. Gallagher & Co.	139,424	13,144,895
Assurant, Inc.	45,561	4,673,647
Assured Guaranty Ltd.	70,651	1,831,980
Athene Holding Ltd. (a)	89,136	2,575,139
Atlas Financial Holdings, Inc. (a)	2,758	965
Axis Capital Holdings Ltd.	61,765	2,318,658
Brighthouse Financial, Inc. (a)	81,390	2,418,097
Brown & Brown, Inc.	174,735	7,024,347
BRP Group, Inc. (a)	14,395	178,498
Chubb Ltd.	339,183	41,359,975
Cincinnati Financial Corp.	114,740	6,763,923
Citizens, Inc. Class A (a)(b)	41,008	249,329
CNA Financial Corp. (b)	21,421	647,557
CNO Financial Group, Inc.	111,122	1,594,601
Crawford & Co.:
Class A	15,147	91,185
Class B	8,760	50,282
Donegal Group, Inc. Class A	9,829	140,063
eHealth, Inc. (a)	18,817	2,454,113
Employers Holdings, Inc.	24,208	723,577
Enstar Group Ltd. (a)	10,887	1,550,309
Erie Indemnity Co. Class A	13,799	2,487,132
Everest Re Group Ltd.	30,362	6,024,124
FBL Financial Group, Inc. Class A	8,253	294,715
Fednat Holding Co.	5,728	69,824
First American Financial Corp.	83,758	4,228,941
FNF Group	207,003	6,603,396
Genworth Financial, Inc. Class A	380,818	1,161,495
Global Indemnity Ltd.	4,041	98,035
Globe Life, Inc.	74,339	5,725,590
Goosehead Insurance (a)(b)	9,044	542,188
Greenlight Capital Re, Ltd. (a)(b)	24,366	176,410
Hallmark Financial Services, Inc. (a)	11,086	25,830
Hanover Insurance Group, Inc.	29,412	2,951,494
Hartford Financial Services Group, Inc.	268,503	10,280,980
HCI Group, Inc.	5,120	229,632
Health Insurance Innovations, Inc. (a)(b)	8,821	173,156
Heritage Insurance Holdings, Inc.	17,741	222,472
Horace Mann Educators Corp.	31,464	1,149,065
Independence Holding Co.	4,776	138,743
Investors Title Co.	929	117,147
James River Group Holdings Ltd.	23,441	906,463
Kemper Corp.	46,723	2,962,238
Kingstone Companies, Inc.	6,183	27,205
Kinsale Capital Group, Inc.	15,196	2,269,067
Lincoln National Corp.	147,564	5,597,103
Loews Corp.	190,752	6,340,596
Maiden Holdings Ltd. (a)	36,881	44,257
Markel Corp. (a)	10,315	9,256,887
Marsh & McLennan Companies, Inc.	378,098	40,048,140
MBIA, Inc. (a)	57,322	405,840
Mercury General Corp.	20,353	818,801
MetLife, Inc.	584,942	21,063,761
National General Holdings Corp.	50,283	1,020,745
National Western Life Group, Inc.	1,819	356,397
NI Holdings, Inc. (a)	6,998	104,900
Old Republic International Corp.	215,139	3,354,017
Palomar Holdings, Inc. (a)	13,567	1,009,656
Primerica, Inc.	30,781	3,497,953
Principal Financial Group, Inc.	192,731	7,443,271
ProAssurance Corp. (b)	41,070	566,766
Progressive Corp.	437,756	34,004,886
ProSight Global, Inc.	6,707	59,424
Protective Insurance Corp. Class B	5,963	82,409
Prudential Financial, Inc.	300,497	18,318,297
Reinsurance Group of America, Inc.	46,541	4,223,596
RenaissanceRe Holdings Ltd.	32,937	5,528,805
RLI Corp. (b)	29,253	2,309,817
Safety Insurance Group, Inc.	11,213	854,879
Selective Insurance Group, Inc.	44,720	2,345,564
State Auto Financial Corp.	13,944	278,043
Stewart Information Services Corp.	18,221	561,571
The Travelers Companies, Inc.	192,858	20,631,949
Third Point Reinsurance Ltd. (a)	62,052	457,944
Tiptree, Inc.	14,709	89,725
Trupanion, Inc. (a)(b)	22,741	684,959
United Fire Group, Inc.	16,694	447,900
United Insurance Holdings Corp.	14,642	114,793
Universal Insurance Holdings, Inc.	23,756	424,282
Unum Group	155,139	2,350,356
W.R. Berkley Corp.	108,092	6,263,931
Watford Holdings Ltd. (a)	3,498	51,665
White Mountains Insurance Group Ltd.	2,265	2,073,743
Willis Group Holdings PLC	96,225	19,524,053
		480,758,483
Mortgage Real Estate Investment Trusts - 0.1%
AG Mortgage Investment Trust, Inc. (b)	23,658	58,199
AGNC Investment Corp.	403,093	5,216,023
Annaly Capital Management, Inc.	1,062,763	6,546,620
Anworth Mortgage Asset Corp.	82,973	121,141
Apollo Commercial Real Estate Finance, Inc.	107,413	884,009
Arbor Realty Trust, Inc.	64,775	545,406
Ares Commercial Real Estate Corp.	22,407	166,932
Arlington Asset Investment Corp.	29,492	70,781
Armour Residential REIT, Inc.	48,422	379,144
Blackstone Mortgage Trust, Inc.	101,252	2,388,535
Capstead Mortgage Corp.	77,756	393,445
Cherry Hill Mortgage Investment Corp.	13,705	118,274
Chimera Investment Corp.	138,687	1,152,489
Colony NorthStar Credit Real Estate, Inc.	67,332	333,293
Dynex Capital, Inc.	15,913	204,641
Ellington Financial LLC	32,031	326,716
Ellington Residential Mortgage REIT	4,582	43,392
Exantas Capital Corp.	23,103	46,206
Granite Point Mortgage Trust, Inc.	42,871	210,925
Great Ajax Corp.	16,932	138,842
Hunt Companies Finance Trust, Inc.	15,897	36,563
Invesco Mortgage Capital, Inc.	118,056	327,015
KKR Real Estate Finance Trust, Inc. (b)	18,777	304,000
Ladder Capital Corp. Class A	76,770	610,322
MFA Financial, Inc.	331,159	559,659
New Residential Investment Corp.	311,465	2,233,204
New York Mortgage Trust, Inc.	263,682	548,459
Orchid Island Capital, Inc.	41,226	171,912
PennyMac Mortgage Investment Trust	74,726	822,733
Redwood Trust, Inc.	85,023	454,873
Starwood Property Trust, Inc.	208,575	2,765,705
TPG RE Finance Trust, Inc.	39,657	293,858
Tremont Mortgage Trust	5,426	11,557
Two Harbors Investment Corp.	205,228	927,631
Western Asset Mortgage Capital Corp.	41,393	81,958
ZAIS Financial Corp.	32,228	189,178
		29,683,640
Thrifts & Mortgage Finance - 0.1%
Axos Financial, Inc. (a)	41,264	899,555
Bridgewater Bancshares, Inc. (a)	20,848	217,236
Capitol Federal Financial, Inc.	107,962	1,265,854
Columbia Financial, Inc. (a)	39,017	550,140
Dime Community Bancshares, Inc.	22,985	331,674
ESSA Bancorp, Inc.	6,972	100,048
Essent Group Ltd.	72,754	2,404,520
Farmer Mac Class C (non-vtg.)	7,766	498,034
FFBW, Inc. (a)	4,260	38,660
First Defiance Financial Corp.	29,587	491,440
Flagstar Bancorp, Inc.	26,383	773,022
FS Bancorp, Inc.	3,739	157,935
Hingham Institution for Savings	1,282	210,440
Home Bancorp, Inc.	6,025	143,154
HomeStreet, Inc.	18,891	449,984
Impac Mortgage Holdings, Inc. (a)	6,758	10,813
Kearny Financial Corp.	61,777	529,429
Luther Burbank Corp.	13,372	137,464
Merchants Bancorp/IN	13,253	226,361
Meridian Bancorp, Inc. Maryland	43,111	496,639
Meta Financial Group, Inc.	26,200	474,744
MGIC Investment Corp.	257,894	2,117,310
MMA Capital Management, LLC (a)	3,726	93,001
MSB Financial Corp.	2,640	32,393
New York Community Bancorp, Inc.	351,563	3,533,208
NMI Holdings, Inc. (a)	51,666	793,848
Northfield Bancorp, Inc.	34,632	378,528
Northwest Bancshares, Inc.	90,041	896,808
Ocwen Financial Corp. (a)	86,190	63,712
OP Bancorp	8,169	51,791
PCSB Financial Corp.	13,638	182,204
PDL Community Bancorp (a)	1,821	16,280
Pennymac Financial Services, Inc.	31,474	1,056,897
Pioneer Bancorp, Inc. (a)	8,267	78,950
Provident Bancorp, Inc.	4,113	35,043
Provident Financial Holdings, Inc.	2,705	34,813
Provident Financial Services, Inc.	46,539	606,403
Prudential Bancorp, Inc.	6,181	75,532
Radian Group, Inc.	148,811	2,363,119
Randolph Bancorp, Inc. (a)	4,697	44,434
Riverview Bancorp, Inc.	12,078	60,390
Sachem Capital Corp.	14,416	41,662
Security National Financial Corp. Class A	4,011	26,031
Severn Bancorp, Inc.	4,434	27,047
Southern Missouri Bancorp, Inc.	6,912	168,100
Standard AVB Financial Corp.	2,698	64,752
Sterling Bancorp, Inc.	13,300	37,905
Territorial Bancorp, Inc.	6,209	157,895
TFS Financial Corp.	39,762	612,732
Timberland Bancorp, Inc.	6,187	111,180
Trustco Bank Corp., New York	77,648	489,182
Walker & Dunlop, Inc.	21,837	884,399
Washington Federal, Inc.	59,250	1,532,205
Waterstone Financial, Inc.	20,104	299,550
Westfield Financial, Inc.	18,119	95,668
WMI Holdings Corp. (a)	55,739	621,490
WSFS Financial Corp.	40,012	1,107,132
		29,198,740

TOTAL FINANCIALS		2,474,980,038

HEALTH CARE - 15.3%
Biotechnology - 3.2%
89Bio, Inc. (a)(b)	4,748	122,308
AbbVie, Inc.	1,319,558	122,283,440
Abeona Therapeutics, Inc. (a)	50,441	166,960
ACADIA Pharmaceuticals, Inc. (a)	85,052	4,225,383
Acceleron Pharma, Inc. (a)	33,654	3,326,025
Acorda Therapeutics, Inc. (a)(b)	29,011	21,689
Actinium Pharmaceuticals, Inc. (a)	76,709	16,316
Adamas Pharmaceuticals, Inc. (a)	11,305	31,202
ADMA Biologics, Inc. (a)	53,964	177,542
Aduro Biotech, Inc. (a)	40,033	130,908
Advaxis, Inc. (a)	55,640	38,169
Adverum Biotechnologies, Inc. (a)	46,148	952,033
Aeglea BioTherapeutics, Inc. (a)	12,922	113,843
Aevi Genomic Medicine, Inc. rights (a)(c)	12,284	413
Agenus, Inc. (a)	79,563	296,770
AgeX Therapeutics, Inc. (a)(b)	10,213	11,541
Agios Pharmaceuticals, Inc. (a)	42,960	2,222,750
Aimmune Therapeutics, Inc. (a)(b)	31,714	526,770
Akebia Therapeutics, Inc. (a)	90,919	1,058,297
Akero Therapeutics, Inc. (a)	4,877	123,973
Albireo Pharma, Inc. (a)	10,481	280,472
Aldeyra Therapeutics, Inc. (a)	17,334	85,283
Alector, Inc. (a)(b)	28,254	923,906
Alexion Pharmaceuticals, Inc. (a)	165,342	19,824,506
Alkermes PLC (a)	115,004	1,881,465
Allakos, Inc. (a)(b)	18,433	1,198,145
Allena Pharmaceuticals, Inc. (a)	8,476	14,240
Allogene Therapeutics, Inc. (a)(b)	37,542	1,808,023
Alnylam Pharmaceuticals, Inc. (a)	83,041	11,232,956
Alpine Immune Sciences, Inc. (a)	3,562	13,286
Altimmune, Inc. (a)(b)	6,910	64,125
Amgen, Inc.	444,721	102,152,414
Amicus Therapeutics, Inc. (a)	193,458	2,413,389
AnaptysBio, Inc. (a)	19,535	372,728
Anavex Life Sciences Corp. (a)(b)	38,372	157,709
Anika Therapeutics, Inc. (a)	10,775	361,286
Anixa Biosciences, Inc. (a)(b)	7,437	16,956
Apellis Pharmaceuticals, Inc. (a)	38,533	1,298,177
Applied Genetic Technologies Corp. (a)	8,034	38,563
Applied Therapeutics, Inc. (a)	6,225	283,362
Aprea Therapeutics, Inc. (b)	4,729	127,021
Aptevo Therapeutics, Inc. (a)	540	3,078
Aptinyx, Inc. (a)	20,881	78,095
AquaBounty Technologies, Inc. (a)	405	1,098
Aravive, Inc. (a)	5,497	70,417
Arcturus Therapeutics Holdings, Inc. (a)	7,456	290,337
Arcus Biosciences, Inc. (a)	22,766	713,714
Ardelyx, Inc. (a)	49,183	360,511
Arena Pharmaceuticals, Inc. (a)	37,958	2,268,750
Aridis Pharmaceuticals, Inc. (a)(b)	2,503	17,383
Arrowhead Pharmaceuticals, Inc. (a)	75,678	2,439,859
Assembly Biosciences, Inc. (a)	22,503	438,583
Atara Biotherapeutics, Inc. (a)	41,032	471,868
Athenex, Inc. (a)(b)	36,664	398,538
Athersys, Inc. (a)(b)	107,686	313,366
Atossa Therapeutics, Inc. (a)	10,240	24,371
Atreca, Inc.	6,186	114,255
aTyr Pharma, Inc.	138	516
AVEO Pharmaceuticals, Inc. (a)	7,107	57,993
Avid Bioservices, Inc. (a)	34,721	202,771
AVROBIO, Inc. (a)	19,661	397,545
Axcella Health, Inc.	2,125	12,750
Bellicum Pharmaceuticals, Inc. (a)(b)	2,237	17,068
Bio Path Holdings, Inc. (a)	920	5,088
Biocept, Inc. (a)	44,599	19,401
BioCryst Pharmaceuticals, Inc. (a)(b)	100,745	452,849
Biogen, Inc. (a)	134,962	41,445,481
Biohaven Pharmaceutical Holding Co. Ltd. (a)	33,005	2,061,822
BioMarin Pharmaceutical, Inc. (a)	133,955	14,272,905
Biospecifics Technologies Corp. (a)	3,867	240,527
BioTime, Inc. (a)(b)	95,181	83,921
BioXcel Therapeutics, Inc. (a)	7,059	328,667
bluebird bio, Inc. (a)	48,917	3,112,589
Blueprint Medicines Corp. (a)	40,776	2,656,149
BrainStorm Cell Therpeutic, Inc. (a)(b)	19,943	148,575
Brickell Biotech, Inc. (a)(b)	276	320
Bridgebio Pharma, Inc. (b)	16,013	469,661
Cabaletta Bio, Inc. (a)	11,512	98,428
Calithera Biosciences, Inc. (a)	43,428	252,751
Calyxt, Inc. (a)	6,178	26,813
Cancer Genetics, Inc. (a)	95	291
Capricor Therapeutics, Inc. (a)	3,136	14,551
Cardiff Oncology, Inc. (a)	139	343
CareDx, Inc. (a)	28,803	925,152
CASI Pharmaceuticals, Inc. (a)(b)	32,151	84,879
Castle Biosciences, Inc. (b)	3,309	127,165
Catabasis Pharmaceuticals, Inc. (a)	7,466	46,364
Catalyst Biosciences, Inc. (a)	15,200	109,592
Catalyst Pharmaceutical Partners, Inc. (a)	74,186	319,742
Cel-Sci Corp. (a)(b)	24,804	330,637
Celcuity, Inc. (a)	3,002	29,209
Celldex Therapeutics, Inc. (a)	8,462	22,594
Cellular Biomedicine Group, Inc. (a)	10,140	139,628
Celsion Corp. (a)	3,145	9,435
Checkpoint Therapeutics, Inc. (a)	33,203	70,390
ChemoCentryx, Inc. (a)	32,743	2,042,836
Chimerix, Inc. (a)	38,459	119,992
Cidara Therapeutics, Inc. (a)	21,577	78,109
Cleveland Biolabs, Inc. (a)	523	1,072
Clovis Oncology, Inc. (a)(b)	55,387	383,278
CohBar, Inc. (a)(b)	25,615	64,806
Coherus BioSciences, Inc. (a)	45,930	856,135
Concert Pharmaceuticals, Inc. (a)	16,764	178,034
Constellation Pharmaceuticals, Inc. (a)	12,555	446,079
ContraFect Corp. (a)	9,906	51,214
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	37,826	282,182
Cortexyme, Inc. (b)	3,402	156,798
Corvus Pharmaceuticals, Inc. (a)(b)	5,901	20,358
Crinetics Pharmaceuticals, Inc. (a)(b)	4,877	79,690
CTI BioPharma Corp. (a)	42,248	43,093
Cue Biopharma, Inc. (a)	16,323	451,821
Curis, Inc. (a)	23,763	19,847
Cyclacel Pharmaceuticals, Inc. (a)	14	70
Cyclerion Therapeutics, Inc. (a)	10,181	40,520
Cytokinetics, Inc. (a)	45,072	933,441
CytomX Therapeutics, Inc. (a)	35,446	314,052
Deciphera Pharmaceuticals, Inc. (a)	14,849	869,706
Denali Therapeutics, Inc. (a)(b)	56,269	1,565,966
DiaMedica Therapeutics, Inc. (a)	5,201	24,029
Dicerna Pharmaceuticals, Inc. (a)	44,171	952,768
Diffusion Pharmaceuticals, Inc. (a)	32,198	41,857
Dyadic International, Inc. (a)(b)	15,307	93,220
Dynavax Technologies Corp. (a)(b)	65,985	403,828
Eagle Pharmaceuticals, Inc. (a)	7,807	400,187
Edge Therapeutics, Inc. (a)	742	972
Editas Medicine, Inc. (a)(b)	42,117	1,140,107
Eidos Therapeutics, Inc. (a)(b)	4,141	202,536
Eiger Biopharmaceuticals, Inc. (a)	15,605	188,352
Emergent BioSolutions, Inc. (a)	33,166	2,769,029
Enanta Pharmaceuticals, Inc. (a)	12,207	628,538
Enochian Biosciences, Inc. (a)(b)	16,088	57,112
Epizyme, Inc. (a)	58,377	1,024,516
Esperion Therapeutics, Inc. (a)(b)	19,255	815,834
Evelo Biosciences, Inc. (a)(b)	9,557	41,764
Exact Sciences Corp. (a)	104,298	8,957,112
Exelixis, Inc. (a)	229,414	5,668,820
Exicure, Inc. (a)	54,440	150,799
Fate Therapeutics, Inc. (a)	47,045	1,525,669
FibroGen, Inc. (a)	57,251	1,914,473
Five Prime Therapeutics, Inc. (a)	22,696	120,289
Flexion Therapeutics, Inc. (a)(b)	26,827	306,633
Fortress Biotech, Inc. (a)	36,049	104,542
Frequency Therapeutics, Inc. (b)	5,210	96,698
G1 Therapeutics, Inc. (a)	22,000	373,340
Galectin Therapeutics, Inc. (a)	26,209	79,413
Galera Therapeutics, Inc. (a)	4,662	48,765
Genocea Biosciences, Inc. (a)(b)	12,239	33,780
Genprex, Inc. (a)(b)	11,711	33,259
Geron Corp. (a)	128,564	206,988
Gilead Sciences, Inc.	946,528	73,668,274
Global Blood Therapeutics, Inc. (a)	45,564	3,185,835
GlycoMimetics, Inc. (a)	21,677	61,346
Gossamer Bio, Inc. (a)(b)	27,820	338,013
Gritstone Oncology, Inc. (a)(b)	15,591	100,718
Halozyme Therapeutics, Inc. (a)	86,984	2,111,102
Harpoon Therapeutics, Inc. (a)	4,595	99,987
Heat Biologics, Inc. (a)	57,503	58,653
Hemispherx Biopharma, Inc. (a)(b)	20,204	56,571
Heron Therapeutics, Inc. (a)	59,640	1,086,641
Histogen, Inc. (a)	1,077	4,653
Homology Medicines, Inc. (a)	19,211	273,565
Hookipa Pharma, Inc. (a)(b)	6,212	67,773
iBio, Inc. (a)	52,928	84,685
Ideaya Biosciences, Inc. (a)(b)	2,686	26,296
Idera Pharmaceuticals, Inc. (a)(b)	11,574	20,023
IGM Biosciences, Inc. (a)(b)	9,052	586,389
Immucell Corp. (a)	7,193	32,225
Immunic, Inc. (a)	406	4,868
ImmunoGen, Inc. (a)	132,196	618,677
Immunomedics, Inc. (a)(b)	147,825	4,965,442
Incyte Corp. (a)	133,432	13,598,055
Infinity Pharmaceuticals, Inc. (a)	24,412	21,971
Inmune Bio, Inc. (a)(b)	2,036	11,585
Inovio Pharmaceuticals, Inc. (a)(b)	102,965	1,518,734
Insmed, Inc. (a)	75,090	1,823,936
Intellia Therapeutics, Inc. (a)(b)	30,648	536,646
Intercept Pharmaceuticals, Inc. (a)(b)	19,212	1,388,259
Invitae Corp. (a)(b)	80,967	1,361,865
Ionis Pharmaceuticals, Inc. (a)	94,948	5,337,027
Iovance Biotherapeutics, Inc. (a)(b)	87,712	2,814,678
Ironwood Pharmaceuticals, Inc. Class A (a)	118,998	1,157,851
IsoRay, Inc. (a)	55,167	39,665
Iveric Bio, Inc. (a)	23,883	95,771
Jounce Therapeutics, Inc. (a)	10,614	57,209
Kadmon Holdings, Inc. (a)(b)	111,306	494,199
Kalvista Pharmaceuticals, Inc. (a)	9,929	111,701
Karuna Therapeutics, Inc. (a)	7,871	738,772
Karyopharm Therapeutics, Inc. (a)	48,094	889,258
Kezar Life Sciences, Inc. (a)	23,210	110,712
Kindred Biosciences, Inc. (a)	29,847	128,044
Kiniksa Pharmaceuticals Ltd. (a)(b)	9,216	192,338
Kodiak Sciences, Inc. (a)(b)	18,296	1,182,105
Krystal Biotech, Inc. (a)(b)	8,580	441,098
Kura Oncology, Inc. (a)	31,084	531,226
La Jolla Pharmaceutical Co. (a)	15,615	73,703
Larimar Therapeutics, Inc. (a)	1,644	20,386
Leap Therapeutics, Inc. (a)	14,914	35,346
Lexicon Pharmaceuticals, Inc. (a)(b)	27,788	53,075
Ligand Pharmaceuticals, Inc. Class B (a)(b)	12,371	1,256,522
LogicBio Therapeutics, Inc. (a)	3,959	27,159
Macrogenics, Inc. (a)	35,911	690,928
Madrigal Pharmaceuticals, Inc. (a)(b)	6,628	768,981
Magenta Therapeutics, Inc. (a)	10,896	96,321
MannKind Corp. (a)(b)	155,005	234,058
Marker Therapeutics, Inc. (a)	18,701	42,451
Matinas BioPharma Holdings, Inc. (a)(b)	102,071	91,864
MediciNova, Inc. (a)(b)	26,891	143,598
MEI Pharma, Inc. (a)	66,808	244,183
Merrimack Pharmaceuticals, Inc. (b)	6,570	22,272
Mersana Therapeutics, Inc. (a)	26,041	589,568
Minerva Neurosciences, Inc. (a)	26,227	97,302
Miragen Therapeutics, Inc. (a)	33,262	32,830
Mirati Therapeutics, Inc. (a)	27,645	2,742,108
Mirum Pharmaceuticals, Inc. (a)(b)	6,398	107,806
Moderna, Inc. (a)(b)	220,883	13,584,305
Molecular Templates, Inc. (a)	17,253	267,767
Moleculin Biotech, Inc. (a)	11,050	12,045
Momenta Pharmaceuticals, Inc. (a)	83,723	2,635,600
Morphic Holding, Inc.	5,008	104,066
Mustang Bio, Inc. (a)	21,501	80,199
Myriad Genetics, Inc. (a)	56,642	823,008
NanoViricides, Inc. (a)	3,748	28,185
NantKwest, Inc. (a)(b)	26,549	178,940
Natera, Inc. (a)	49,321	2,162,726
Navidea Biopharmaceuticals, Inc. (a)	286	749
Neoleukin Therapeutics, Inc. (a)	27,073	329,749
Neubase Therapeutics, Inc. (a)(b)	3,785	29,523
Neurobo Pharmaceuticals, Inc. (a)	885	11,700
Neurobo Pharmaceuticals, Inc. rights (a)(c)	3,973	0
Neurocrine Biosciences, Inc. (a)	68,568	8,554,544
Neurotrope, Inc. (a)	2,281	3,262
NewLink Genetics Corp. (a)	1,359	18,904
NextCure, Inc.	6,793	212,010
Novavax, Inc. (a)(b)	38,712	1,782,300
OncoCyte Corp. (a)	17,782	49,078
OncoSec Medical, Inc. (a)	3,973	8,860
Oncternal Therapeutics, Inc. (a)	2,013	6,120
Oncternal Therapeutics, Inc. rights (a)(c)	780	0
Opko Health, Inc. (a)(b)	314,806	717,758
Oragenics, Inc. (a)	294	166
Organogenesis Holdings, Inc. Class A (a)	14,714	60,769
Organovo Holdings, Inc. (a)	99,452	62,804
Orgenesis, Inc. (a)	9,520	69,210
Outlook Therapeutics, Inc. (a)(b)	28,510	29,080
OvaScience, Inc. (a)	6,045	16,080
Ovid Therapeutics, Inc. (a)	29,569	158,194
Oyster Point Pharma, Inc. (a)(b)	3,871	110,169
Palatin Technologies, Inc. (a)(b)	172,465	87,423
PDL BioPharma, Inc. (a)	91,243	298,365
Pfenex, Inc. (a)	25,111	183,561
PhaseBio Pharmaceuticals, Inc. (a)	9,554	57,420
Pieris Pharmaceuticals, Inc. (a)	31,200	112,320
Polarityte, Inc. (a)	11,218	10,953
Portola Pharmaceuticals, Inc. (a)	49,656	891,325
Precigen, Inc. (a)(b)	56,446	124,181
Precision BioSciences, Inc. (a)	5,548	38,891
Prevail Therapeutics, Inc.	5,303	88,454
Principia Biopharma, Inc. (a)	14,239	909,730
Progenics Pharmaceuticals, Inc. (a)	62,613	265,792
Protagonist Therapeutics, Inc. (a)	16,817	277,985
Protara Therapeutics, Inc. (a)	875	47,600
Proteostasis Therapeutics, Inc. (a)(b)	24,450	32,030
Prothena Corp. PLC (a)	27,709	295,378
PTC Therapeutics, Inc. (a)	46,665	2,366,382
Puma Biotechnology, Inc. (a)(b)	26,391	269,452
Radius Health, Inc. (a)	32,536	411,906
RAPT Therapeutics, Inc. (a)	5,356	97,908
Recro Pharma, Inc. (a)	11,148	50,389
Regeneron Pharmaceuticals, Inc. (a)	75,440	46,230,386
REGENXBIO, Inc. (a)	23,982	903,162
Regulus Therapeutics, Inc. (a)	2,109	1,582
Repligen Corp. (a)	35,360	4,631,099
Replimune Group, Inc. (a)	8,511	159,837
Retrophin, Inc. (a)	33,600	527,016
Rexahn Pharmaceuticals, Inc. (a)	1,038	2,553
Rhythm Pharmaceuticals, Inc. (a)(b)	23,951	464,410
Rigel Pharmaceuticals, Inc. (a)	126,392	247,096
Rocket Pharmaceuticals, Inc. (a)(b)	26,358	495,794
Rubius Therapeutics, Inc. (a)(b)	26,347	169,938
Sage Therapeutics, Inc. (a)	39,546	1,412,583
Salarius Pharmaceuticals, Inc. (a)(b)	121	120
Salarius Pharmaceuticals, Inc. rights (a)(c)	2,725	335
Sangamo Therapeutics, Inc. (a)	89,305	999,323
Sarepta Therapeutics, Inc. (a)	53,500	8,146,445
Savara, Inc. (a)	16,342	39,874
Scholar Rock Holding Corp. (a)(b)	12,890	237,176
Seattle Genetics, Inc. (a)	85,715	13,475,255
Selecta Biosciences, Inc. (a)(b)	20,347	74,673
Sellas Life Sciences Group, Inc. (a)(b)	2,078	7,128
Seneca Biopharma, Inc. (a)	122	112
Seres Therapeutics, Inc. (a)(b)	33,898	186,100
Sesen Bio, Inc. (a)	74,959	60,282
Soleno Therapeutics, Inc. (a)	18,192	61,125
Solid Biosciences, Inc. (a)(b)	13,643	40,247
Soligenix, Inc. (a)(b)	18,600	35,526
Sorrento Therapeutics, Inc. (a)(b)	91,664	462,903
Spectrum Pharmaceuticals, Inc. (a)	79,311	233,174
Spero Therapeutics, Inc. (a)	10,833	128,046
Spring Bank Pharmaceuticals, Inc. (a)	6,222	10,266
Springworks Therapeutics, Inc. (a)(b)	7,160	272,581
Stemline Therapeutics, Inc. (a)	30,884	366,902
Stoke Therapeutics, Inc.	5,725	158,354
Sunesis Pharmaceuticals, Inc. (a)	49,268	19,215
Surface Oncology, Inc. (a)	6,983	35,683
Sutro Biopharma, Inc. (a)	7,303	73,103
Syndax Pharmaceuticals, Inc. (a)	13,566	219,769
Synlogic, Inc. (a)	10,050	25,226
Synthetic Biologics, Inc. (a)	714	283
Syros Pharmaceuticals, Inc. (a)	23,416	229,243
T2 Biosystems, Inc. (a)(b)	77,632	65,157
TCR2 Therapeutics, Inc. (a)	10,411	105,151
TG Therapeutics, Inc. (a)(b)	70,775	1,319,954
Tocagen, Inc. (a)	13,530	16,371
TRACON Pharmaceuticals, Inc. (a)	122	281
Translate Bio, Inc. (a)(b)	34,143	707,443
Trevena, Inc. (a)	53,179	69,133
Turning Point Therapeutics, Inc. (a)(b)	15,041	1,041,589
Twist Bioscience Corp. (a)	22,132	839,909
Tyme, Inc. (a)(b)	24,524	37,767
Ultragenyx Pharmaceutical, Inc. (a)	39,742	2,720,737
United Therapeutics Corp. (a)	33,048	3,898,012
UNITY Biotechnology, Inc. (a)(b)	20,844	170,504
Unum Therapeutics, Inc. (a)(b)	4,804	2,696
Vanda Pharmaceuticals, Inc. (a)	40,689	476,875
Vaxart, Inc. (a)	33,158	88,863
VBI Vaccines, Inc. (a)	137,657	300,092
Veracyte, Inc. (a)	34,005	848,085
Verastem, Inc. (a)(b)	105,487	196,206
Vericel Corp. (a)	34,266	492,745
Vertex Pharmaceuticals, Inc. (a)	192,267	55,365,205
Viela Bio, Inc. (b)	6,343	297,487
Viking Therapeutics, Inc. (a)(b)	46,990	335,979
VistaGen Therapeutics, Inc. (a)	16,097	7,108
Voyager Therapeutics, Inc. (a)(b)	20,589	249,127
vTv Therapeutics, Inc. Class A (a)(b)	1,569	4,519
X4 Pharmaceuticals, Inc. (a)	14,125	120,628
Xbiotech, Inc. (a)	12,145	169,666
Xencor, Inc. (a)	37,615	1,137,854
XOMA Corp. (a)(b)	4,047	83,449
Y-mAbs Therapeutics, Inc. (a)	12,668	483,664
Yield10 Bioscience, Inc. (a)	5	30
ZIOPHARM Oncology, Inc. (a)(b)	135,281	400,432
		715,724,317
Health Care Equipment & Supplies - 3.7%
Abbott Laboratories	1,323,240	125,601,941
Abiomed, Inc. (a)	34,084	7,631,408
Accelerate Diagnostics, Inc. (a)(b)	20,269	169,246
Accuray, Inc. (a)	67,562	141,880
Aethlon Medical, Inc. (a)(b)	8,866	13,033
Akers Biosciences, Inc. (a)	230	782
Align Technology, Inc. (a)	53,617	13,169,408
Allied Healthcare Products, Inc. (a)	2,823	26,339
Alphatec Holdings, Inc. (a)	32,843	146,151
Angiodynamics, Inc. (a)	29,474	300,930
Antares Pharma, Inc. (a)	118,365	339,708
Apollo Endosurgery, Inc. (a)	30	55
Atricure, Inc. (a)	33,114	1,583,180
Atrion Corp.	1,097	704,263
Avanos Medical, Inc. (a)	36,556	1,062,317
Avinger, Inc. (a)	178	66
AxoGen, Inc. (a)	26,604	258,059
Axonics Modulation Technologies, Inc. (a)(b)	11,155	409,054
Baxter International, Inc.	382,002	34,384,000
Becton, Dickinson & Co.	220,701	54,497,698
Bellerophon Therapeutics, Inc. (a)	727	10,309
Beyond Air, Inc. (a)(b)	8,668	63,103
BioLase Technology, Inc. (a)	1,838	735
BioLife Solutions, Inc. (a)(b)	9,467	155,732
Biomerica, Inc. (a)	5,936	38,406
BioSig Technologies, Inc. (a)	11,983	112,401
Boston Scientific Corp. (a)	1,042,502	39,604,651
Bovie Medical Corp. (a)	17,133	76,071
Cantel Medical Corp.	28,458	1,197,513
Cardiovascular Systems, Inc. (a)	26,855	1,039,826
Cerus Corp. (a)	125,322	779,503
Chembio Diagnostics, Inc. (a)	11,311	108,925
Co.-Diagnostics, Inc. (a)(b)	14,598	262,764
ConforMis, Inc. (a)(b)	41,372	40,905
CONMED Corp.	21,508	1,578,902
Cryolife, Inc. (a)	28,816	654,988
CryoPort, Inc. (a)(b)	29,251	718,697
Cutera, Inc. (a)	9,575	127,156
CytoSorbents Corp. (a)(b)	22,446	229,174
Danaher Corp.	471,196	78,505,966
Dare Bioscience, Inc. (a)	5,086	5,340
DarioHealth Corp. (a)	2,105	13,177
Dentsply Sirona, Inc.	165,816	7,713,760
DexCom, Inc. (a)	68,199	25,800,364
Edwards Lifesciences Corp. (a)	156,079	35,074,073
Ekso Bionics Holdings, Inc. (a)	2,228	8,533
electroCore, Inc. (a)(b)	8,430	7,836
Electromed, Inc. (a)	3,835	55,301
Endologix, Inc. (a)(b)	11,850	8,714
ENDRA Life Sciences, Inc. (a)(b)	985	906
Envista Holdings Corp. (a)	119,574	2,527,794
Fonar Corp. (a)	4,350	103,965
Genmark Diagnostics, Inc. (a)	41,648	395,240
Glaukos Corp. (a)(b)	29,576	1,152,872
Globus Medical, Inc. (a)	57,971	3,168,115
Haemonetics Corp. (a)	37,648	4,129,233
Helius Medical Technologies, Inc. (U.S.) (a)	7,841	3,873
Heska Corp. (a)	5,428	477,284
Hill-Rom Holdings, Inc.	50,298	5,113,798
Hologic, Inc. (a)	200,311	10,616,483
ICU Medical, Inc. (a)	14,517	2,897,884
IDEXX Laboratories, Inc. (a)	64,194	19,828,243
Inogen, Inc. (a)	13,851	526,338
Insulet Corp. (a)	46,177	8,707,597
Integer Holdings Corp. (a)	24,829	1,965,960
Integra LifeSciences Holdings Corp. (a)	53,784	2,802,684
IntriCon Corp. (a)	6,616	93,550
Intuitive Surgical, Inc. (a)	86,526	50,187,676
Invacare Corp. (b)	26,804	165,113
InVivo Therapeutics Holdings Corp. (a)	19	29
IRadimed Corp. (a)	4,425	102,881
iRhythm Technologies, Inc. (a)	20,056	2,493,161
Iridex Corp. (a)	12,154	21,877
Kewaunee Scientific Corp.	406	3,877
Lantheus Holdings, Inc. (a)	29,262	401,767
LeMaitre Vascular, Inc. (b)	12,767	343,305
LivaNova PLC (a)	36,705	1,963,350
Masimo Corp. (a)	36,660	8,805,365
Medtronic PLC	1,003,596	98,934,494
Meridian Bioscience, Inc. (a)	32,816	507,335
Merit Medical Systems, Inc. (a)	41,885	1,884,406
Mesa Laboratories, Inc. (b)	3,085	815,211
Microbot Medical, Inc. (a)	4,719	35,628
Milestone Scientific, Inc. (a)(b)	22,602	41,588
Misonix, Inc. (a)	9,501	132,349
Motus GI Holdings, Inc. (a)	19,367	24,596
MRI Interventions, Inc. (a)	10,093	41,079
Myomo, Inc. (a)(b)	108	406
Natus Medical, Inc. (a)	26,189	560,445
Neogen Corp. (a)	38,777	2,761,698
Neuronetics, Inc. (a)	7,250	13,268
Nevro Corp. (a)	23,441	2,944,190
NuVasive, Inc. (a)	39,250	2,378,550
OraSure Technologies, Inc. (a)	47,004	683,438
Orthofix International NV (a)	14,946	509,360
OrthoPediatrics Corp. (a)(b)	7,435	342,977
PAVmed, Inc. (a)(b)	17,570	34,964
Penumbra, Inc. (a)	23,852	4,112,562
Predictive Oncology, Inc. (a)(b)	569	876
Pro-Dex, Inc. (a)	1,899	37,410
Pulse Biosciences, Inc. (a)(b)	6,592	59,921
Pulse Biosciences, Inc. rights 6/8/20 (a)(c)	6,592	2,769
Quidel Corp. (a)	28,606	5,006,050
Repro Medical Systems, Inc. (a)	13,163	133,210
ResMed, Inc.	107,481	17,285,094
Retractable Technologies, Inc. (a)	1,547	8,416
Rockwell Medical Technologies, Inc. (a)(b)	46,498	99,506
RTI Biologics, Inc. (a)	53,555	145,670
Seaspine Holdings Corp. (a)	18,408	196,045
Second Sight Medical Products, Inc. (a)(b)	1,727	1,650
Senseonics Holdings, Inc. (a)(b)	126,250	58,921
Shockwave Medical, Inc. (a)	6,451	283,909
SI-BONE, Inc. (a)	14,147	247,431
Sientra, Inc. (a)	32,614	126,542
Silk Road Medical, Inc. (a)	9,943	380,519
Sintx Technologies, Inc. (a)	57	39
SmileDirectClub, Inc. (a)(b)	43,120	336,767
Soliton, Inc. (a)(b)	4,965	49,302
Staar Surgical Co. (a)	22,137	858,916
Stereotaxis, Inc. (a)(b)	24,965	103,105
STERIS PLC	63,233	10,489,722
STRATA Skin Sciences, Inc. (a)	2,761	3,424
Stryker Corp.	240,931	47,157,425
SurModics, Inc. (a)	10,525	389,215
Tactile Systems Technology, Inc. (a)	14,727	713,523
Tandem Diabetes Care, Inc. (a)	42,456	3,530,216
Tela Bio, Inc. (a)	3,359	46,186
Teleflex, Inc.	34,576	12,546,247
The Cooper Companies, Inc.	37,034	11,739,037
Thermogenesis Holdings, Inc. (a)	24	148
TransEnterix, Inc. (a)(b)	9,426	3,990
TransMedics Group, Inc. (b)	5,180	68,428
Utah Medical Products, Inc.	2,765	275,062
Vapotherm, Inc. (a)	11,225	298,922
Varex Imaging Corp. (a)	29,550	554,358
Varian Medical Systems, Inc. (a)	67,865	8,238,132
Venus Concept, Inc. (a)	10,059	29,775
Vermillion, Inc. (a)	17,295	56,555
ViewRay, Inc. (a)	77,438	135,517
VolitionRx Ltd. (a)(b)	17,143	52,800
West Pharmaceutical Services, Inc.	55,257	11,937,722
Wright Medical Group NV (a)	94,797	2,801,251
Zimmer Biomet Holdings, Inc.	153,789	19,429,702
Zosano Pharma Corp. (a)(b)	6,582	6,450
Zynex, Inc. (a)(b)	11,654	226,088
		836,343,070
Health Care Providers & Services - 2.8%
Acadia Healthcare Co., Inc. (a)	65,538	1,875,042
Addus HomeCare Corp. (a)	10,242	1,013,548
Amedisys, Inc. (a)	24,010	4,611,121
American Renal Associates Holdings, Inc. (a)	11,065	68,492
AmerisourceBergen Corp.	112,274	10,704,203
AMN Healthcare Services, Inc. (a)	35,175	1,560,363
Anthem, Inc.	189,775	55,814,725
Apollo Medical Holdings, Inc. (a)(b)	18,217	344,119
Avalon GloboCare Corp. (a)	12,514	19,897
BioScrip, Inc. (a)	26,232	398,726
BioTelemetry, Inc. (a)	26,065	1,229,747
Brookdale Senior Living, Inc. (a)	144,111	527,446
Caladrius Biosciences, Inc. (a)	2,809	5,337
Capital Senior Living Corp. (a)	15,844	10,457
Cardinal Health, Inc.	218,149	11,930,569
Catasys, Inc. (a)(b)	4,086	80,944
Centene Corp. (a)	436,682	28,930,183
Chemed Corp.	11,963	5,724,415
Cigna Corp.	279,442	55,139,495
Community Health Systems, Inc. (a)(b)	91,417	287,964
Corvel Corp. (a)	6,988	474,415
Covetrus, Inc. (a)(b)	71,552	1,093,315
Cross Country Healthcare, Inc. (a)	27,551	167,235
CVS Health Corp.	973,982	63,864,000
DaVita HealthCare Partners, Inc. (a)	67,469	5,462,290
Encompass Health Corp.	73,573	5,389,222
Enzo Biochem, Inc. (a)	29,748	84,782
Exagen, Inc. (a)	3,706	42,953
Five Star Sr Living, Inc. (a)(b)	13,400	49,714
Fulgent Genetics, Inc. (a)(b)	7,717	134,430
Genesis HealthCare, Inc. Class A (a)	42,058	36,258
Guardant Health, Inc. (a)	30,533	2,759,878
Hanger, Inc. (a)	28,756	527,960
HCA Holdings, Inc.	197,806	21,145,461
HealthEquity, Inc. (a)(b)	53,594	3,321,220
Henry Schein, Inc. (a)	109,509	6,649,386
Humana, Inc.	99,133	40,708,966
InfuSystems Holdings, Inc. (a)	9,192	106,719
Interpace Diagnostics Group, Inc. (a)(b)	2,309	11,545
Laboratory Corp. of America Holdings (a)	72,532	12,716,310
LHC Group, Inc. (a)	22,011	3,577,008
Magellan Health Services, Inc. (a)	16,034	1,202,390
McKesson Corp.	120,748	19,159,085
MEDNAX, Inc. (a)(b)	61,058	948,231
Molina Healthcare, Inc. (a)	46,827	8,701,393
National Healthcare Corp.	8,757	587,332
National Research Corp. Class A	9,343	529,935
Owens & Minor, Inc. (b)	47,749	378,650
Patterson Companies, Inc. (b)	65,173	1,283,256
Pennant Group, Inc. (a)	20,474	521,882
PetIQ, Inc. Class A (a)(b)	13,749	421,819
Precipio, Inc. (a)(b)	4,545	3,808
Premier, Inc. (a)	49,832	1,733,655
Progyny, Inc. (a)	7,498	187,150
Providence Service Corp. (a)	8,816	709,688
Psychemedics Corp.	2,812	16,310
Quest Diagnostics, Inc.	100,650	11,904,882
R1 RCM, Inc. (a)	77,560	822,912
RadNet, Inc. (a)	32,056	546,234
Select Medical Holdings Corp. (a)	81,721	1,318,977
Sharps Compliance Corp. (a)	9,318	66,158
Surgery Partners, Inc. (a)	14,937	200,230
Tenet Healthcare Corp. (a)	78,795	1,714,579
The Ensign Group, Inc.	38,000	1,661,360
The Joint Corp. (a)(b)	8,531	128,903
Tivity Health, Inc. (a)	33,544	357,244
Triple-S Management Corp. (b)	18,110	360,389
U.S. Physical Therapy, Inc.	9,748	722,717
UnitedHealth Group, Inc.	709,326	216,238,031
Universal Health Services, Inc. Class B	59,843	6,310,444
		627,337,504
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	124,883	789,261
Castlight Health, Inc. Class B (a)	70,290	55,367
Cerner Corp.	234,457	17,091,915
Change Healthcare, Inc.	166,293	2,075,337
Computer Programs & Systems, Inc.	10,042	222,129
Evolent Health, Inc. (a)	58,889	522,934
Health Catalyst, Inc.	5,942	161,266
HealthStream, Inc. (a)	19,867	452,570
HMS Holdings Corp. (a)	64,520	2,015,605
HTG Molecular Diagnostics (a)(b)	18,842	9,984
iCAD, Inc. (a)	15,030	176,452
Inovalon Holdings, Inc. Class A (a)	57,620	1,084,408
Inspire Medical Systems, Inc. (a)	11,121	906,806
Livongo Health, Inc.	10,146	608,050
Medical Transcription Billing Corp. (a)	6,402	41,933
NantHealth, Inc. (a)	16,723	44,149
Nextgen Healthcare, Inc. (a)	37,746	389,539
Omnicell, Inc. (a)	31,689	2,120,311
OptimizeRx Corp. (a)	10,810	122,802
Phreesia, Inc.	12,452	365,093
Simulations Plus, Inc. (b)	9,545	483,645
Tabula Rasa HealthCare, Inc. (a)(b)	14,999	801,397
Teladoc Health, Inc. (a)(b)	53,932	9,387,404
Veeva Systems, Inc. Class A (a)	98,120	21,475,524
Vocera Communications, Inc. (a)	24,275	476,518
		61,880,399
Life Sciences Tools & Services - 1.2%
10X Genomics, Inc. (a)	8,856	690,502
Adaptive Biotechnologies Corp.	17,097	661,654
Agilent Technologies, Inc.	231,349	20,391,101
Avantor, Inc.	200,446	3,802,461
Bio-Rad Laboratories, Inc. Class A (a)	16,116	7,918,113
Bio-Techne Corp.	28,460	7,536,208
Bioanalytical Systems, Inc. (a)	1,887	10,020
Bruker Corp.	75,585	3,271,319
Champions Oncology, Inc. (a)	2,848	27,426
Charles River Laboratories International, Inc. (a)	36,406	6,540,702
ChromaDex, Inc. (a)(b)	32,911	158,302
Codexis, Inc. (a)	38,415	477,114
Fluidigm Corp. (a)	51,730	225,543
Harvard Bioscience, Inc. (a)	19,251	50,823
Illumina, Inc. (a)	110,000	39,935,500
IQVIA Holdings, Inc. (a)	134,965	20,179,967
Luminex Corp.	31,809	991,168
Medpace Holdings, Inc. (a)	20,134	1,868,838
Mettler-Toledo International, Inc. (a)	18,215	14,480,925
Nanostring Technologies, Inc. (a)	25,607	781,782
NeoGenomics, Inc. (a)	79,136	2,112,140
Pacific Biosciences of California, Inc. (a)	111,702	393,191
PerkinElmer, Inc.	83,683	8,407,631
Personalis, Inc. (a)	7,316	86,621
PRA Health Sciences, Inc. (a)	47,055	4,870,193
Quanterix Corp. (a)	10,917	301,200
Syneos Health, Inc. (a)	46,393	2,829,509
Thermo Fisher Scientific, Inc.	300,262	104,848,488
Waters Corp. (a)	48,043	9,601,394
		263,449,835
Pharmaceuticals - 4.1%
AcelRx Pharmaceuticals, Inc. (a)	45,302	62,970
Acer Therapeutics, Inc. (a)(b)	2,754	8,455
Aclaris Therapeutics, Inc. (a)(b)	29,349	41,382
Adamis Pharmaceuticals Corp. (a)(b)	70,605	34,815
Adial Pharmaceuticals, Inc. (a)	5,339	8,542
Aerie Pharmaceuticals, Inc. (a)(b)	32,782	459,931
Aerpio Pharmaceuticals, Inc. (a)	7,355	8,238
Agile Therapeutics, Inc. (a)	58,167	164,031
Akcea Therapeutics, Inc. (a)(b)	12,315	183,494
Alimera Sciences, Inc. (a)(b)	3,266	16,101
AMAG Pharmaceuticals, Inc. (a)(b)	24,307	187,407
Amneal Pharmaceuticals, Inc. (a)	86,169	419,643
Amphastar Pharmaceuticals, Inc. (a)	27,582	514,128
Ampio Pharmaceuticals, Inc. (a)(b)	59,805	32,085
ANI Pharmaceuticals, Inc. (a)	7,417	230,372
Aquestive Therapeutics, Inc. (a)(b)	13,695	66,695
Arvinas Holding Co. LLC (a)	11,514	383,071
Assertio Holdings, Inc. (a)	40,466	39,924
Avenue Therapeutics, Inc. (a)	4,408	50,560
Axsome Therapeutics, Inc. (a)	20,151	1,551,224
Aytu BioScience, Inc. (a)	419	624
Baudax Bio, Inc. (a)(b)	4,459	18,951
Biodelivery Sciences International, Inc. (a)	55,426	264,936
BioPharmX Corp. (a)	8	22
Bristol-Myers Squibb Co.	1,754,718	104,791,759
Cara Therapeutics, Inc. (a)(b)	33,868	537,485
Cassava Sciences, Inc. (a)(b)	9,764	20,895
Catalent, Inc. (a)	115,336	8,965,067
Cerecor, Inc. (a)	10,538	34,038
Chiasma, Inc. (a)	25,691	160,569
Citius Pharmaceuticals, Inc. (a)(b)	18,242	15,834
Clearside Biomedical, Inc. (a)(b)	34,412	64,006
Cocrystal Pharma, Inc. (a)	31,028	29,942
Collegium Pharmaceutical, Inc. (a)	23,133	510,083
ContraVir Pharmaceuticals, Inc. (a)	79	146
Corcept Therapeutics, Inc. (a)	78,851	1,193,804
CorMedix, Inc. (a)(b)	19,744	87,268
Cumberland Pharmaceuticals, Inc. (a)	2,110	6,984
CymaBay Therapeutics, Inc. (a)	46,573	172,553
Durect Corp. (a)	137,332	321,357
Elanco Animal Health, Inc. (a)	298,930	6,400,091
Elanco Animal Health, Inc. rights (a)(c)	26,032	0
Eli Lilly & Co.	632,572	96,751,887
Eloxx Pharmaceuticals, Inc. (a)	20,635	69,953
Endo International PLC (a)	152,912	590,240
Eton Pharmaceuticals, Inc. (a)(b)	7,682	35,337
Evofem Biosciences, Inc. (a)	22,387	122,233
Evoke Pharma, Inc. (a)	20,540	50,734
Evolus, Inc. (a)(b)	14,486	66,201
Eyenovia, Inc. (a)(b)	6,934	20,039
Eyepoint Pharmaceuticals, Inc. (a)(b)	48,239	41,486
Fulcrum Therapeutics, Inc.	4,207	83,761
Harrow Health, Inc. (a)	18,830	101,870
Horizon Pharma PLC (a)	141,440	7,175,251
Hoth Therapeutics, Inc. (a)	4,904	14,173
Innovate Biopharmaceuticals, Inc. (a)	7,756	4,382
Innoviva, Inc. (a)	50,619	707,147
Intersect ENT, Inc. (a)	24,606	274,357
Intra-Cellular Therapies, Inc. (a)	41,805	872,888
Jazz Pharmaceuticals PLC (a)	41,905	5,000,105
Johnson & Johnson	1,970,777	293,153,079
Kala Pharmaceuticals, Inc. (a)(b)	17,428	214,539
Kaleido Biosciences, Inc. (a)(b)	5,766	41,631
Lannett Co., Inc. (a)(b)	25,852	197,768
Lipocine, Inc. (a)(b)	9,526	8,703
Liquidia Technologies, Inc. (a)	6,101	56,373
Mallinckrodt PLC (a)(b)	60,311	170,077
Marinus Pharmaceuticals, Inc. (a)	61,291	155,679
Menlo Therapeutics, Inc. (a)(b)	31,118	74,372
Merck & Co., Inc.	1,905,885	153,843,037
Mylan NV (a)	384,594	6,565,020
MyoKardia, Inc. (a)	38,163	3,903,693
Nektar Therapeutics (a)(b)	129,664	2,813,709
Neos Therapeutics, Inc. (a)(b)	25,814	18,323
NGM Biopharmaceuticals, Inc. (a)(b)	4,964	97,940
NovaBay Pharmaceuticals, Inc. (a)(b)	180	152
Novan, Inc. (a)	17,491	7,049
Novus Therapeutics, Inc. (a)	1,349	1,713
Ocular Therapeutix, Inc. (a)(b)	35,725	251,504
Odonate Therapeutics, Inc. (a)(b)	9,424	307,882
Omeros Corp. (a)(b)	37,888	563,773
Onconova Therapeutics, Inc. (a)	56,504	23,596
Opiant Pharmaceuticals, Inc. (a)	615	6,833
OptiNose, Inc. (a)(b)	20,333	87,839
Osmotica Pharmaceuticals PLC (a)	14,303	85,389
Otonomy, Inc. (a)	11,288	28,897
Pacira Biosciences, Inc. (a)	29,634	1,302,414
Paratek Pharmaceuticals, Inc. (a)	24,981	110,916
Perrigo Co. PLC	101,424	5,554,992
Pfizer, Inc.	4,142,935	158,218,688
Phathom Pharmaceuticals, Inc. (a)(b)	8,473	358,238
Phibro Animal Health Corp. Class A	15,812	414,274
Plx Pharma PLC/New (a)	85	317
Prestige Brands Holdings, Inc. (a)	36,375	1,535,025
Provention Bio, Inc. (a)(b)	26,239	357,113
Pulmatrix, Inc. (a)(b)	18,851	31,670
Reata Pharmaceuticals, Inc. (a)	18,848	2,738,991
Relmada Therapeutics, Inc. (a)(b)	10,150	489,332
resTORbio, Inc. (a)(b)	13,508	29,312
Revance Therapeutics, Inc. (a)	36,909	771,398
Satsuma Pharmaceuticals, Inc. (a)	4,963	130,031
scPharmaceuticals, Inc. (a)	1,673	13,936
SCYNEXIS, Inc. (a)	36,685	27,668
Seelos Therapeutics, Inc. (a)	13,634	16,770
SIGA Technologies, Inc. (a)	44,532	266,747
Strongbridge Biopharma PLC (a)	34,511	118,028
Supernus Pharmaceuticals, Inc. (a)	40,035	965,644
Teligent, Inc. (a)(b)	4,142	16,154
Tetraphase Pharmaceuticals, Inc. (a)	1,302	2,812
TherapeuticsMD, Inc. (a)(b)	173,026	195,519
Theravance Biopharma, Inc. (a)	36,184	913,646
Titan Pharmaceuticals, Inc. (a)	73,037	20,691
Trevi Therapeutics, Inc.	6,693	18,205
Tricida, Inc. (a)	20,997	563,979
Urovant Sciences Ltd. (a)(b)	5,847	57,534
Verrica Pharmaceuticals, Inc. (a)	9,469	108,704
VIVUS, Inc. (a)(b)	6,184	6,926
WAVE Life Sciences (a)(b)	13,842	140,912
Xeris Pharmaceuticals, Inc. (a)(b)	19,890	102,235
Zoetis, Inc. Class A	356,403	49,679,014
Zogenix, Inc. (a)	38,881	1,132,604
Zynerba Pharmaceuticals, Inc. (a)(b)	12,762	67,128
		929,197,663

TOTAL HEALTH CARE		3,433,932,788

INDUSTRIALS - 8.6%
Aerospace & Defense - 1.7%
AAR Corp.	25,226	508,808
Aerojet Rocketdyne Holdings, Inc. (a)	54,647	2,396,271
AeroVironment, Inc. (a)	16,437	1,164,233
Air Industries Group, Inc. (a)	20,123	20,964
Astronics Corp. (a)	17,321	158,141
Astrotech Corp. (a)	513	1,375
Axon Enterprise, Inc. (a)	44,869	3,408,249
BWX Technologies, Inc.	71,013	4,443,283
CPI Aerostructures, Inc. (a)	11,576	31,718
Cubic Corp. (b)	23,863	983,394
Curtiss-Wright Corp.	31,577	3,167,173
Ducommun, Inc. (a)	8,332	268,290
General Dynamics Corp.	175,288	25,737,537
Harris Corp.	165,411	32,991,224
HEICO Corp.	35,486	3,575,569
HEICO Corp. Class A	48,457	4,067,965
Hexcel Corp.	63,629	2,302,734
Howmet Aerospace, Inc.	287,520	3,760,762
Huntington Ingalls Industries, Inc.	30,804	6,157,412
Innovative Solutions & Support, Inc. (a)	6,449	31,084
Kratos Defense & Security Solutions, Inc. (a)	68,978	1,279,542
Lockheed Martin Corp.	185,944	72,228,087
Maxar Technologies, Inc. (b)	45,544	686,348
Mercury Systems, Inc. (a)	41,317	3,691,674
Micronet Enertec Technologies, Inc. (a)	116	139
Moog, Inc. Class A	24,599	1,335,480
National Presto Industries, Inc.	3,846	346,102
Northrop Grumman Corp.	117,301	39,319,295
Park Aerospace Corp.	15,096	183,114
Parsons Corp.	14,722	598,597
Raytheon Technologies Corp.	1,098,739	70,890,640
SIFCO Industries, Inc. (a)	263	947
Spirit AeroSystems Holdings, Inc. Class A	78,133	1,693,142
Teledyne Technologies, Inc. (a)	27,233	10,188,410
Textron, Inc.	169,990	5,264,590
The Boeing Co.	400,157	58,362,898
TransDigm Group, Inc.	37,182	15,795,657
Triumph Group, Inc.	39,063	292,582
Vectrus, Inc. (a)	8,862	486,701
Virgin Galactic Holdings, Inc. (a)(b)	60,821	1,036,390
VirTra, Inc. (a)	3,889	8,828
		378,865,349
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	45,254	974,771
Atlas Air Worldwide Holdings, Inc. (a)	19,837	774,833
C.H. Robinson Worldwide, Inc.	101,104	8,202,568
Echo Global Logistics, Inc. (a)	20,286	419,920
Expeditors International of Washington, Inc.	127,718	9,753,824
FedEx Corp.	179,257	23,403,794
Forward Air Corp.	21,485	1,067,375
Hub Group, Inc. Class A (a)	25,388	1,187,397
Radiant Logistics, Inc. (a)	23,235	92,708
United Parcel Service, Inc. Class B	524,606	52,308,464
XPO Logistics, Inc. (a)	68,828	5,424,335
		103,609,989
Airlines - 0.2%
Alaska Air Group, Inc.	90,759	3,103,050
Allegiant Travel Co. (b)	10,112	1,077,434
American Airlines Group, Inc. (b)	294,408	3,091,284
Delta Air Lines, Inc.	429,270	10,821,897
Hawaiian Holdings, Inc. (b)	35,826	516,969
JetBlue Airways Corp. (a)	218,223	2,197,506
Mesa Air Group, Inc. (a)(b)	18,984	61,698
SkyWest, Inc.	38,398	1,231,424
Southwest Airlines Co.	393,398	12,628,076
Spirit Airlines, Inc. (a)	65,138	843,537
United Airlines Holdings, Inc. (a)(b)	185,081	5,189,671
		40,762,546
Building Products - 0.5%
A.O. Smith Corp. (b)	103,143	4,899,293
AAON, Inc.	30,801	1,668,490
Advanced Drain Systems, Inc. (b)	37,718	1,672,416
Allegion PLC	69,296	6,908,811
Alpha PRO Tech Ltd. (a)(b)	5,202	64,765
American Woodmark Corp. (a)	12,044	755,881
Apogee Enterprises, Inc.	20,426	421,797
Armstrong Flooring, Inc. (a)	15,701	53,697
Armstrong World Industries, Inc.	36,613	2,760,254
Builders FirstSource, Inc. (a)	87,726	1,825,578
Carrier Global Corp. (a)	606,160	12,408,095
CSW Industrials, Inc.	11,548	826,375
Fortune Brands Home & Security, Inc.	103,444	6,305,946
Gibraltar Industries, Inc. (a)	24,634	1,084,142
Griffon Corp.	32,859	552,031
Insteel Industries, Inc.	14,823	261,626
Jeld-Wen Holding, Inc. (a)	51,303	699,260
Johnson Controls International PLC	575,614	18,080,036
Lennox International, Inc. (b)	26,387	5,642,596
Masco Corp.	212,077	9,893,392
Masonite International Corp. (a)	18,911	1,255,312
NCI Building Systems, Inc. (a)	31,918	172,996
Owens Corning	81,933	4,301,483
Patrick Industries, Inc.	17,118	887,911
PGT, Inc. (a)	40,697	553,886
Quanex Building Products Corp.	26,992	334,701
Resideo Technologies, Inc. (a)	93,730	661,734
Simpson Manufacturing Co. Ltd.	30,399	2,433,744
Tecogen, Inc. New (a)(b)	670	442
Trane Technologies PLC	179,005	16,148,041
Trex Co., Inc. (a)(b)	43,462	5,220,655
Ufp Industries, Inc.	44,896	2,053,094
		110,808,480
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	48,985	1,505,309
ACCO Brands Corp.	75,003	464,269
Acme United Corp.	2,371	50,716
ADS Waste Holdings, Inc. (a)	53,522	1,668,816
ADT, Inc. (b)	75,573	535,057
Aqua Metals, Inc. (a)(b)	44,958	37,769
ARC Document Solutions, Inc. (b)	19,899	20,297
Brady Corp. Class A	36,354	1,858,780
BrightView Holdings, Inc. (a)	24,519	335,665
Casella Waste Systems, Inc. Class A (a)	32,266	1,643,953
CECO Environmental Corp. (a)	21,163	112,376
Charah Solutions, Inc. (a)	3,727	6,895
Cimpress PLC (a)	18,464	1,664,160
Cintas Corp.	62,646	15,533,702
Clean Harbors, Inc. (a)	37,743	2,241,557
Copart, Inc. (a)	153,059	13,681,944
Covanta Holding Corp. (b)	90,010	810,090
Deluxe Corp.	32,285	753,209
Document Security Systems, Inc. (a)(b)	1,792	13,350
Ennis, Inc. (b)	20,519	365,238
Fuel Tech, Inc. (a)	15,310	11,381
Harsco Corp. (a)	59,676	665,984
Healthcare Services Group, Inc. (b)	56,217	1,344,711
Heritage-Crystal Clean, Inc. (a)	8,635	146,450
Herman Miller, Inc.	44,930	1,034,289
HNI Corp. (b)	29,361	747,825
Hudson Technologies, Inc. (a)(b)	22,452	19,960
IAA Spinco, Inc. (a)	100,870	4,135,670
Industrial Services of America, Inc. (a)(c)	478	50
Interface, Inc.	44,971	381,804
KAR Auction Services, Inc.	97,556	1,399,929
Kimball International, Inc. Class B	29,762	333,037
Knoll, Inc.	38,809	409,823
Matthews International Corp. Class A	24,037	497,566
McGrath RentCorp.	18,669	1,040,983
Mobile Mini, Inc.	33,715	1,080,229
MSA Safety, Inc.	26,496	3,151,434
NL Industries, Inc.	2,768	8,664
Odyssey Marine Exploration, Inc. (a)(b)	5,710	25,010
Performant Financial Corp. (a)	9,150	5,490
Perma-Fix Environmental Services, Inc. (a)	7,911	44,222
PICO Holdings, Inc. (a)	17,860	149,667
Pitney Bowes, Inc. (b)	132,386	313,755
Quad/Graphics, Inc. (b)	27,752	79,093
Quest Resource Holding Corp. (a)	878	1,194
R.R. Donnelley & Sons Co.	58,140	63,373
Republic Services, Inc.	158,110	13,512,081
Rollins, Inc.	106,360	4,445,848
SP Plus Corp. (a)	17,084	348,001
Steelcase, Inc. Class A	67,632	783,179
Stericycle, Inc. (a)	67,564	3,704,534
Team, Inc. (a)(b)	20,837	102,726
Tetra Tech, Inc.	40,283	3,178,329
The Brink's Co.	37,918	1,520,512
U.S. Ecology, Inc.	19,597	659,831
UniFirst Corp.	11,296	2,031,021
Viad Corp.	15,843	290,561
Virco Manufacturing Co. (a)	791	1,843
VSE Corp.	5,737	149,162
Waste Management, Inc.	292,187	31,190,962
		122,313,335
Construction & Engineering - 0.2%
AECOM (a)	116,741	4,526,049
Aegion Corp. (a)	24,609	369,381
Ameresco, Inc. Class A (a)	14,725	315,999
Arcosa, Inc.	36,784	1,404,045
Argan, Inc.	8,675	320,888
Comfort Systems U.S.A., Inc.	27,864	1,030,968
Concrete Pumping Holdings, Inc. (a)	19,351	64,439
Construction Partners, Inc. Class A (a)	23,158	409,897
Dycom Industries, Inc. (a)	23,949	1,008,253
EMCOR Group, Inc.	41,729	2,651,878
Fluor Corp.	101,617	1,179,773
Goldfield Corp. (a)	12,137	46,727
Granite Construction, Inc.	35,920	632,192
Great Lakes Dredge & Dock Corp. (a)	49,453	458,429
HC2 Holdings, Inc. (a)	26,675	70,422
Ies Holdings, Inc. (a)	5,880	137,592
Infrastructure and Energy Alternatives, Inc. (a)	2,640	4,937
Jacobs Engineering Group, Inc.	101,291	8,510,470
Limbach Holdings, Inc. (a)(b)	4,235	12,493
MasTec, Inc. (a)(b)	45,465	1,779,955
MYR Group, Inc. (a)	13,267	382,222
Northwest Pipe Co. (a)	7,835	196,580
NV5 Holdings, Inc. (a)(b)	7,732	364,641
Orion Group Holdings, Inc. (a)	21,541	56,653
Primoris Services Corp.	33,878	565,424
Quanta Services, Inc.	107,115	3,955,757
Sterling Construction Co., Inc. (a)	21,019	190,222
The Peck Co. Holdings, Inc. (a)	3,437	13,404
Tutor Perini Corp. (a)	30,691	322,256
Valmont Industries, Inc.	16,290	1,857,060
Williams Scotsman Corp. (a)	41,897	558,906
		33,397,912
Electrical Equipment - 0.5%
Acuity Brands, Inc.	29,859	2,572,353
Allied Motion Technologies, Inc.	4,992	180,660
American Superconductor Corp. (a)(b)	12,438	90,176
AMETEK, Inc.	171,421	15,721,020
Atkore International Group, Inc. (a)	35,664	957,222
AZZ, Inc.	20,242	640,862
Babcock & Wilcox Enterprises, Inc. (a)(b)	21,533	46,296
Bloom Energy Corp. Class A (a)(b)	16,969	136,261
Broadwind, Inc. (a)	4,699	12,311
Capstone Turbine Corp. (a)(b)	3,436	8,040
Eaton Corp. PLC	309,537	26,279,691
Emerson Electric Co.	455,863	27,816,760
Encore Wire Corp.	16,137	779,256
Energous Corp. (a)(b)	11,107	21,437
Energy Focus, Inc. (a)(b)	2,359	2,147
EnerSys	30,948	1,959,008
Espey Manufacturing & Electronics Corp.	594	11,286
FuelCell Energy, Inc. (a)(b)	153,415	326,774
Generac Holdings, Inc. (a)	47,149	5,246,269
GrafTech International Ltd. (b)	43,398	296,842
Hubbell, Inc. Class B	40,710	4,983,718
Ideal Power, Inc. (a)(b)	1,124	2,439
LSI Industries, Inc.	22,994	141,183
nVent Electric PLC	114,939	2,106,832
Orion Energy Systems, Inc. (a)	19,801	88,708
Plug Power, Inc. (a)(b)	224,776	946,307
Powell Industries, Inc.	5,922	157,525
Preformed Line Products Co.	1,722	85,463
Regal Beloit Corp.	30,269	2,407,596
Rockwell Automation, Inc.	86,509	18,699,785
Sensata Technologies, Inc. PLC (a)	118,517	4,225,131
Sunrun, Inc. (a)	59,187	988,423
Sunworks, Inc. (a)(b)	536	257
Thermon Group Holdings, Inc. (a)	25,757	412,885
TPI Composites, Inc. (a)	24,511	508,603
Ultralife Corp. (a)	8,093	67,577
Vicor Corp. (a)	14,120	861,038
Vivint Solar, Inc. (a)(b)	29,468	221,599
		120,009,740
Industrial Conglomerates - 1.0%
3M Co.	430,481	67,344,448
Carlisle Companies, Inc.	42,207	5,058,931
General Electric Co.	6,533,426	42,924,609
Honeywell International, Inc.	535,200	78,058,920
Raven Industries, Inc.	27,892	598,283
Roper Technologies, Inc.	77,896	30,675,445
		224,660,636
Machinery - 1.7%
AGCO Corp.	46,587	2,573,000
Alamo Group, Inc.	7,492	774,073
Albany International Corp. Class A	23,274	1,403,422
Allison Transmission Holdings, Inc.	89,051	3,359,004
Altra Industrial Motion Corp.	47,252	1,464,812
Astec Industries, Inc.	16,122	684,863
Barnes Group, Inc.	36,363	1,373,794
Blue Bird Corp. (a)	12,135	174,137
Briggs & Stratton Corp. (b)	28,609	46,919
Caterpillar, Inc.	413,662	49,693,216
Chart Industries, Inc. (a)	27,192	1,067,286
CIRCOR International, Inc. (a)	13,599	218,672
Colfax Corp. (a)(b)	63,437	1,780,042
Columbus McKinnon Corp. (NY Shares)	18,621	566,265
Commercial Vehicle Group, Inc. (a)	20,635	52,207
Crane Co.	37,282	2,077,353
Cummins, Inc.	114,774	19,465,670
Deere & Co.	235,613	35,841,450
Donaldson Co., Inc.	94,698	4,493,420
Douglas Dynamics, Inc.	17,544	641,058
Dover Corp.	108,625	10,563,781
Eastern Co.	4,809	89,976
Energy Recovery, Inc. (a)(b)	24,380	187,360
Enerpac Tool Group Corp. Class A	41,453	742,009
EnPro Industries, Inc.	14,833	668,672
ESCO Technologies, Inc.	19,774	1,633,530
Evoqua Water Technologies Corp. (a)	55,018	1,034,889
ExOne Co. (a)(b)	6,506	55,496
Federal Signal Corp.	46,076	1,342,655
Flowserve Corp.	98,714	2,576,435
Fortive Corp.	221,177	13,487,373
Franklin Electric Co., Inc.	29,238	1,482,951
FreightCar America, Inc. (a)	5,722	6,866
Gardner Denver Holdings, Inc. (a)(b)	258,492	7,289,474
Gates Industrial Corp. PLC (a)	36,293	364,745
Gencor Industries, Inc. (a)	8,869	105,630
Gorman-Rupp Co. (b)	13,446	412,254
Graco, Inc.	124,975	6,025,045
Graham Corp.	8,091	92,561
Greenbrier Companies, Inc. (b)	24,955	529,545
Hillenbrand, Inc.	56,529	1,455,056
Hurco Companies, Inc.	5,048	157,800
Hyster-Yale Materials Handling Class A	7,232	264,764
IDEX Corp.	56,944	9,075,165
Illinois Tool Works, Inc.	219,340	37,827,376
ITT, Inc.	65,993	3,807,796
John Bean Technologies Corp.	23,292	1,913,438
Kadant, Inc.	8,699	842,324
Kennametal, Inc. (b)	60,895	1,689,227
L.B. Foster Co. Class A (a)	7,972	97,418
Lincoln Electric Holdings, Inc.	45,641	3,750,321
Lindsay Corp. (b)	8,216	771,647
LiqTech International, Inc. (a)(b)	9,476	58,751
Lydall, Inc. (a)	11,886	128,607
Manitex International, Inc. (a)	6,665	28,526
Manitowoc Co., Inc. (a)	27,304	255,292
Mayville Engineering Co., Inc.	6,102	37,344
Meritor, Inc. (a)	56,053	1,142,360
Middleby Corp. (a)	41,716	2,840,860
Miller Industries, Inc.	9,113	270,018
Mueller Industries, Inc.	40,503	1,084,670
Mueller Water Products, Inc. Class A	120,212	1,122,780
Navistar International Corp. (a)	49,574	1,246,290
NN, Inc.	35,744	159,776
Nordson Corp.	38,346	7,222,469
Omega Flex, Inc. (b)	2,311	236,415
Oshkosh Corp.	50,668	3,638,976
Otis Worldwide Corp.	303,682	15,988,857
PACCAR, Inc.	259,481	19,165,267
Park-Ohio Holdings Corp. (b)	7,009	102,261
Parker Hannifin Corp.	95,946	17,267,402
Pentair PLC	125,770	4,922,638
Proto Labs, Inc. (a)	19,871	2,510,701
RBC Bearings, Inc. (a)	18,586	2,614,121
REV Group, Inc.	23,177	141,380
Rexnord Corp.	90,290	2,717,729
Snap-On, Inc.	41,192	5,342,190
SPX Corp. (a)	33,707	1,347,606
SPX Flow, Inc. (a)	32,476	1,123,020
Standex International Corp.	9,754	516,084
Stanley Black & Decker, Inc.	113,544	14,244,095
Sun Hydraulics Corp.	22,328	798,673
Tennant Co. (b)	14,118	902,705
Terex Corp.	49,817	783,123
The L.S. Starrett Co. Class A (a)	1,425	4,631
The Shyft Group, Inc.	22,739	388,382
Timken Co.	49,642	2,111,771
Titan International, Inc.	35,833	44,075
Toro Co.	79,902	5,678,635
TriMas Corp. (a)	34,652	819,520
Trinity Industries, Inc. (b)	71,887	1,435,583
Twin Disc, Inc. (a)	7,837	43,025
Wabash National Corp.	41,315	394,558
Watts Water Technologies, Inc. Class A	20,858	1,734,551
Welbilt, Inc. (a)	99,796	606,760
Westinghouse Air Brake Co.	136,013	8,306,314
Woodward, Inc.	42,549	2,918,010
Xylem, Inc.	134,390	8,915,433
		381,456,476
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)(b)	61,104	108,154
Genco Shipping & Trading Ltd.	11,779	55,597
Kirby Corp. (a)	45,221	2,318,933
Matson, Inc.	32,606	931,553
		3,414,237
Professional Services - 0.5%
Acacia Research Corp. (a)	25,296	65,517
ASGN, Inc. (a)	39,030	2,403,858
Barrett Business Services, Inc.	5,631	285,492
BG Staffing, Inc.	7,360	76,838
CBIZ, Inc. (a)	41,987	951,006
CoreLogic, Inc.	59,288	2,938,313
CoStar Group, Inc. (a)	29,185	19,168,708
CRA International, Inc.	5,861	236,726
Equifax, Inc.	90,545	13,904,090
Exponent, Inc.	38,573	2,863,660
Forrester Research, Inc. (a)	8,666	272,112
Franklin Covey Co. (a)	7,382	157,237
FTI Consulting, Inc. (a)	28,341	3,413,957
GP Strategies Corp. (a)	9,374	73,586
Heidrick & Struggles International, Inc.	14,316	317,529
Hill International, Inc. (a)(b)	25,210	37,059
Hudson Global, Inc. (a)	411	3,559
Huron Consulting Group, Inc. (a)	17,469	808,116
ICF International, Inc.	14,331	939,827
IHS Markit Ltd.	300,499	20,872,661
InnerWorkings, Inc. (a)(b)	27,538	32,770
Insperity, Inc.	28,426	1,473,604
Kelly Services, Inc. Class A (non-vtg.)	24,341	364,872
Kforce, Inc.	14,769	446,024
Korn Ferry	42,083	1,273,432
Lightbridge Corp. (a)(b)	3,133	16,605
Manpower, Inc. (b)	44,364	3,067,327
Mastech Digital, Inc. (a)	2,724	50,231
MISTRAS Group, Inc. (a)	16,633	67,197
Nielsen Holdings PLC	268,534	3,729,937
RCM Technologies, Inc. (a)	2,921	4,002
Red Violet, Inc. (a)(b)	4,848	88,815
Rekor Systems, Inc. (a)	8,607	30,211
Resources Connection, Inc.	24,303	267,090
Robert Half International, Inc.	88,274	4,479,023
TransUnion Holding Co., Inc.	140,796	12,149,287
TriNet Group, Inc. (a)	33,233	1,785,609
TrueBlue, Inc. (a)	29,593	457,508
Upwork, Inc. (a)	48,738	606,301
Verisk Analytics, Inc.	122,763	21,198,715
Volt Information Sciences, Inc. (a)(b)	1,842	1,603
Willdan Group, Inc. (a)	7,856	192,079
		121,572,093
Road & Rail - 1.0%
AMERCO	5,991	1,932,098
ArcBest Corp.	19,527	437,210
Avis Budget Group, Inc. (a)(b)	42,983	925,424
Covenant Transport Group, Inc. Class A (a)	7,374	92,912
CSX Corp.	581,684	41,636,941
Daseke, Inc. (a)	50,318	139,129
Heartland Express, Inc.	36,374	796,591
J.B. Hunt Transport Services, Inc.	63,712	7,624,415
Kansas City Southern	73,945	11,130,201
Knight-Swift Transportation Holdings, Inc. Class A (b)	91,474	3,806,233
Landstar System, Inc.	29,653	3,447,458
Lyft, Inc. (a)	153,767	4,806,756
Marten Transport Ltd.	29,947	766,344
Norfolk Southern Corp.	194,953	34,758,170
Old Dominion Freight Lines, Inc.	71,597	12,249,531
P.A.M. Transportation Services, Inc. (a)	1,031	35,982
Patriot Transportation Holding, Inc.	2,215	18,617
Ryder System, Inc.	40,458	1,386,091
Saia, Inc. (a)	19,130	2,074,457
Schneider National, Inc. Class B	25,841	624,577
U.S. Xpress Enterprises, Inc. (a)(b)	19,901	101,495
U.S.A. Truck, Inc. (a)	5,140	32,947
Uber Technologies, Inc.	154,467	5,610,241
Union Pacific Corp.	519,700	88,276,242
Universal Logistics Holdings, Inc.	5,661	84,122
Werner Enterprises, Inc. (b)	33,394	1,543,471
YRC Worldwide, Inc. (a)(b)	32,326	47,842
		224,385,497
Trading Companies & Distributors - 0.3%
AeroCentury Corp. (a)	202	477
Air Lease Corp. Class A	77,684	2,339,065
Applied Industrial Technologies, Inc.	29,468	1,709,144
Beacon Roofing Supply, Inc. (a)	52,283	1,287,207
BlueLinx Corp. (a)(b)	6,077	41,931
BMC Stock Holdings, Inc. (a)	50,946	1,333,257
CAI International, Inc. (a)	11,617	218,516
DXP Enterprises, Inc. (a)	12,861	226,739
EVI Industries, Inc. (a)(b)	3,026	59,491
Fastenal Co.	429,231	17,710,071
Foundation Building Materials, Inc. (a)	13,388	178,328
GATX Corp. (b)	26,521	1,663,928
General Finance Corp. (a)	10,603	62,876
GMS, Inc. (a)	32,306	661,950
H&E Equipment Services, Inc.	24,206	414,891
HD Supply Holdings, Inc. (a)	123,473	3,915,329
Herc Holdings, Inc. (a)	18,493	527,051
Houston Wire & Cable Co. (a)	5,304	12,889
Huttig Building Products, Inc. (a)	6,730	8,682
India Globalization Capital, Inc. (a)(b)	24,839	14,521
Kaman Corp.	21,229	849,160
Lawson Products, Inc. (a)	7,731	240,125
MRC Global, Inc. (a)	61,158	362,055
MSC Industrial Direct Co., Inc. Class A	33,786	2,342,721
Nesco Holdings, Inc. Class A (a)(b)	8,270	20,510
Now, Inc. (a)	84,097	626,523
Rush Enterprises, Inc. Class A	22,946	955,013
SiteOne Landscape Supply, Inc. (a)	30,766	3,270,733
Systemax, Inc.	12,019	252,279
Titan Machinery, Inc. (a)	15,407	161,311
Transcat, Inc. (a)	5,369	134,440
Triton International Ltd. (b)	40,019	1,220,580
United Rentals, Inc. (a)	55,963	7,772,701
Univar, Inc. (a)	101,280	1,565,789
Veritiv Corp. (a)	8,088	100,776
W.W. Grainger, Inc.	32,623	10,100,733
Watsco, Inc.	24,427	4,345,808
WESCO International, Inc. (a)	31,554	1,050,748
Willis Lease Finance Corp. (a)	2,400	50,592
		67,808,940
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	58,860	1,671,035

TOTAL INDUSTRIALS		1,934,736,265

INFORMATION TECHNOLOGY - 25.3%
Communications Equipment - 1.0%
Acacia Communications, Inc. (a)	27,854	1,880,145
ADTRAN, Inc.	37,854	431,536
Applied Optoelectronics, Inc. (a)(b)	14,159	125,024
Arista Networks, Inc. (a)	40,447	9,442,757
Aviat Networks, Inc. (a)	1,636	24,933
BK Technologies Corp.	2,781	7,815
Blonder Tongue Laboratories, Inc. (a)	989	524
CalAmp Corp. (a)	22,952	176,730
Calix Networks, Inc. (a)	37,947	535,053
Cambium Networks Corp. (a)	2,697	11,813
Casa Systems, Inc. (a)	19,906	86,591
Ciena Corp. (a)	115,120	6,361,531
Cisco Systems, Inc.	3,175,837	151,868,525
Clearfield, Inc. (a)	5,887	81,417
ClearOne, Inc. (a)	9,941	17,297
CommScope Holding Co., Inc. (a)	148,140	1,527,323
Communications Systems, Inc.	2,700	13,878
Comtech Telecommunications Corp.	19,207	342,077
Dasan Zhone Solutions, Inc. (a)	5,094	37,441
Digi International, Inc. (a)	21,720	241,744
EchoStar Holding Corp. Class A (a)	35,011	1,090,943
EMCORE Corp. (a)	14,873	45,065
Extreme Networks, Inc. (a)	97,765	322,625
F5 Networks, Inc. (a)	45,307	6,565,890
Harmonic, Inc. (a)	75,239	405,538
Infinera Corp. (a)(b)	119,483	595,025
Inseego Corp. (a)(b)	39,764	422,294
InterDigital, Inc.	23,792	1,307,846
Juniper Networks, Inc.	251,994	6,113,374
KVH Industries, Inc. (a)	13,247	121,740
Lantronix, Inc. (a)	14,398	51,977
LRAD Corp. (a)	22,929	105,015
Lumentum Holdings, Inc. (a)	58,297	4,274,336
Motorola Solutions, Inc.	128,037	17,327,247
NETGEAR, Inc. (a)	23,059	593,308
NetScout Systems, Inc. (a)	47,441	1,303,204
Network-1 Security Solutions, Inc.	6,331	14,055
Optical Cable Corp. (a)	166	415
PC-Tel, Inc.	12,410	81,161
Plantronics, Inc. (b)	25,202	328,382
Resonant, Inc. (a)(b)	33,189	74,011
Sonus Networks, Inc. (a)	67,313	296,177
Tessco Technologies, Inc.	4,410	23,461
Ubiquiti, Inc. (b)	9,196	1,695,834
ViaSat, Inc. (a)	42,487	1,784,454
Viavi Solutions, Inc. (a)	175,190	2,030,452
Westell Technologies, Inc. Class A (a)	5,599	4,589
xG Technology, Inc. (a)(b)	42,941	12,607
		220,205,179
Electronic Equipment & Components - 0.8%
Airgain, Inc. (a)	6,380	57,611
Akoustis Technologies, Inc. (a)(b)	20,818	153,845
Amphenol Corp. Class A	221,849	21,421,739
Anixter International, Inc. (a)	22,458	2,149,455
Applied DNA Sciences, Inc. (a)(b)	140	1,361
Arlo Technologies, Inc. (a)	55,012	121,577
Arrow Electronics, Inc. (a)	60,637	4,188,804
Avnet, Inc.	74,483	2,028,917
Badger Meter, Inc.	22,193	1,357,990
Bel Fuse, Inc. Class B (non-vtg.)	7,813	73,208
Belden, Inc.	29,529	1,005,167
Benchmark Electronics, Inc.	29,123	617,116
CDW Corp.	107,327	11,903,638
ClearSign Combustion Corp. (a)(b)	11,155	5,806
Coda Octopus Group, Inc. (a)(b)	2,455	13,748
Cognex Corp.	127,449	7,231,456
Coherent, Inc. (a)	17,741	2,576,171
Corning, Inc.	573,806	13,077,039
CTS Corp.	25,499	544,149
CUI Global, Inc. (a)	7,844	5,463
Daktronics, Inc.	29,851	126,568
Digital Ally, Inc. (a)(b)	4,381	4,907
Dolby Laboratories, Inc. Class A	47,936	2,911,153
eMagin Corp. (a)(b)	1,498	787
ePlus, Inc. (a)	10,457	770,785
Fabrinet (a)	28,108	1,797,226
FARO Technologies, Inc. (a)	13,635	767,378
Fitbit, Inc. (a)	173,223	1,098,234
FLIR Systems, Inc.	99,957	4,618,013
Frequency Electronics, Inc. (a)	752	6,091
Identiv, Inc. (a)	10,382	43,397
IEC Electronics Corp. (a)	4,952	39,071
II-VI, Inc. (a)(b)	66,085	3,141,020
Insight Enterprises, Inc. (a)	27,079	1,388,070
Intellicheck, Inc. (a)	12,391	76,081
IPG Photonics Corp. (a)	26,877	4,176,686
Iteris, Inc. (a)	29,095	139,947
Itron, Inc. (a)	26,727	1,721,753
Jabil, Inc.	103,203	3,087,834
KEMET Corp.	43,584	1,178,076
KEY Tronic Corp. (a)	1,911	7,816
Keysight Technologies, Inc. (a)	139,960	15,133,875
Kimball Electronics, Inc. (a)	18,049	256,115
Knowles Corp. (a)	65,717	988,384
LGL Group, Inc. (a)	2,530	21,758
LightPath Technologies, Inc. Class A (a)	20,018	46,442
Littelfuse, Inc.	18,002	2,925,145
Luna Innovations, Inc. (a)	17,851	108,891
Methode Electronics, Inc. Class A	28,310	887,519
MicroVision, Inc. (a)(b)	59,532	52,382
MTS Systems Corp.	13,766	242,419
Napco Security Technolgies, Inc. (a)	7,740	175,853
National Instruments Corp.	88,047	3,409,180
Neonode, Inc. (a)(b)	5,394	22,871
nLIGHT, Inc. (a)	25,606	552,065
Novanta, Inc. (a)	25,949	2,665,222
OSI Systems, Inc. (a)	13,047	988,571
Par Technology Corp. (a)(b)	9,339	233,568
PC Connection, Inc.	8,744	378,440
Perceptron, Inc. (a)	3,877	11,553
Plexus Corp. (a)	22,323	1,433,583
Powerfleet, Inc. (a)	18,868	88,680
Research Frontiers, Inc. (a)(b)	15,712	69,918
RF Industries Ltd.	5,266	29,279
Richardson Electronics Ltd.	6,989	29,074
Rogers Corp. (a)	14,094	1,525,816
Sanmina Corp. (a)	51,551	1,371,772
ScanSource, Inc. (a)	19,678	485,063
SYNNEX Corp.	30,808	3,285,673
TE Connectivity Ltd.	250,074	20,318,513
Tech Data Corp. (a)	26,720	3,640,333
Trimble, Inc. (a)	186,346	7,289,856
TTM Technologies, Inc. (a)(b)	74,754	864,904
Vishay Intertechnology, Inc.	101,237	1,646,114
Vishay Precision Group, Inc. (a)	9,085	214,588
Wayside Technology Group, Inc.	363	8,516
Wireless Telecom Group, Inc. (a)	3,302	3,335
Wrap Technologies, Inc. (a)(b)	6,352	40,970
Zebra Technologies Corp. Class A (a)	40,275	10,524,663
		177,606,056
IT Services - 5.6%
3PEA International, Inc. (a)(b)	18,108	130,740
Accenture PLC Class A	475,691	95,908,819
Akamai Technologies, Inc. (a)	120,762	12,776,620
Alliance Data Systems Corp.	30,858	1,429,651
Automatic Data Processing, Inc.	323,789	47,431,851
Black Knight, Inc. (a)	112,030	8,624,069
Booz Allen Hamilton Holding Corp. Class A	105,080	8,381,181
Brightcove, Inc. (a)	30,608	245,782
Broadridge Financial Solutions, Inc.	85,588	10,364,707
CACI International, Inc. Class A (a)	18,641	4,674,790
Cardtronics PLC (a)	27,607	667,813
Cass Information Systems, Inc.	9,620	388,071
Cognizant Technology Solutions Corp. Class A	409,236	21,689,508
Computer Task Group, Inc. (a)	7,607	31,493
Conduent, Inc. (a)	130,723	312,428
CSG Systems International, Inc.	25,074	1,187,254
CSP, Inc.	1,089	8,255
DXC Technology Co.	193,918	2,755,575
Endurance International Group Holdings, Inc. (a)	60,056	215,000
EPAM Systems, Inc. (a)	41,033	9,463,851
Euronet Worldwide, Inc. (a)	40,061	3,794,979
EVERTEC, Inc.	43,272	1,260,081
EVO Payments, Inc. Class A (a)	31,817	704,428
Exela Technologies, Inc. (a)(b)	24,050	7,811
ExlService Holdings, Inc. (a)	25,906	1,584,670
Fastly, Inc. Class A (b)	14,125	609,353
Fidelity National Information Services, Inc.	460,067	63,871,102
Fiserv, Inc. (a)	427,434	45,637,128
FleetCor Technologies, Inc. (a)	64,799	15,797,348
Gartner, Inc. (a)	66,799	8,129,438
Genpact Ltd.	115,990	4,169,841
Global Payments, Inc.	224,925	40,371,788
GoDaddy, Inc. (a)	132,243	10,215,772
GreenSky, Inc. Class A (a)(b)	30,878	124,130
GTT Communications, Inc. (a)(b)	22,906	183,019
Hackett Group, Inc.	21,435	295,589
i3 Verticals, Inc. Class A (a)	11,407	329,206
IBM Corp.	662,977	82,805,827
Information Services Group, Inc. (a)	18,737	32,228
Innodata, Inc. (a)	4,130	5,617
International Money Express, Inc. (a)	21,249	234,376
Jack Henry & Associates, Inc.	57,524	10,403,791
KBR, Inc.	107,155	2,512,785
Leidos Holdings, Inc.	99,358	10,461,404
Limelight Networks, Inc. (a)	89,990	444,551
Liveramp Holdings, Inc. (a)	49,806	2,511,717
ManTech International Corp. Class A	20,481	1,592,193
Marathon Patent Group, Inc. (a)	163	114
MasterCard, Inc. Class A	664,805	200,033,176
Maximus, Inc.	47,723	3,437,010
ModusLink Global Solutions, Inc. (a)	9,148	4,748
MoneyGram International, Inc. (a)(b)	19,732	48,146
MongoDB, Inc. Class A (a)	26,315	6,107,975
NIC, Inc.	50,924	1,225,231
Okta, Inc. (a)	83,899	16,408,966
Paychex, Inc.	238,037	17,205,314
PayPal Holdings, Inc. (a)	878,975	136,249,915
Perficient, Inc. (a)	24,858	846,166
Perspecta, Inc.	104,250	2,311,223
PFSweb, Inc. (a)	7,687	45,584
PRG-Schultz International, Inc. (a)	10,780	42,473
Priority Technology Holdings, Inc. (a)	1,619	3,028
Repay Holdings Corp. (a)(b)	22,261	512,893
Sabre Corp.	207,740	1,447,948
Science Applications International Corp.	37,075	3,264,083
ServiceSource International, Inc. (a)	54,218	87,291
Square, Inc. (a)	256,122	20,766,372
StarTek, Inc. (a)	9,134	38,454
Switch, Inc. Class A	44,690	854,026
Sykes Enterprises, Inc. (a)	30,027	818,536
The Western Union Co.	311,909	6,244,418
Ttec Holdings, Inc.	14,080	596,429
Twilio, Inc. Class A (a)	93,138	18,404,069
Unisys Corp. (a)	39,489	448,595
VeriSign, Inc. (a)	77,262	16,921,151
Verra Mobility Corp. (a)(b)	99,989	1,090,880
Virtusa Corp. (a)	22,801	685,626
Visa, Inc. Class A	1,281,887	250,275,618
WEX, Inc. (a)	32,708	4,843,401
WidePoint Corp. (a)	21,123	12,040
		1,246,058,529
Semiconductors & Semiconductor Equipment - 4.4%
ACM Research, Inc. (a)	6,499	388,575
Adesto Technologies Corp. (a)	20,542	247,942
Advanced Energy Industries, Inc. (a)	28,305	1,891,623
Advanced Micro Devices, Inc. (a)	875,000	47,075,000
AEHR Test Systems (a)	18,714	30,878
Alpha & Omega Semiconductor Ltd. (a)	15,524	163,312
Ambarella, Inc. (a)	23,810	1,350,979
Amkor Technology, Inc. (a)	80,833	855,213
Amtech Systems, Inc. (a)(b)	9,659	50,613
Analog Devices, Inc.	275,533	31,121,452
Applied Materials, Inc.	690,926	38,816,223
Atomera, Inc. (a)(b)	12,292	106,695
Axcelis Technologies, Inc. (a)	24,581	660,000
AXT, Inc. (a)	29,686	157,039
Broadcom, Inc.	296,961	86,495,830
Brooks Automation, Inc.	53,439	2,135,957
Cabot Microelectronics Corp.	21,517	3,116,953
Ceva, Inc. (a)	17,064	588,196
Cirrus Logic, Inc. (a)	43,544	3,156,069
Cohu, Inc.	31,055	467,688
Cree, Inc. (a)	81,361	4,286,911
CVD Equipment Corp. (a)	7,163	22,635
CyberOptics Corp. (a)	5,738	184,706
Diodes, Inc. (a)	31,460	1,530,214
DSP Group, Inc. (a)	17,184	309,656
Enphase Energy, Inc. (a)	59,397	3,456,311
Entegris, Inc.	100,801	6,035,964
Envision Solar International, Inc. (a)(b)	2,716	21,674
Everspin Technologies, Inc. (a)	4,881	28,749
First Solar, Inc. (a)(b)	57,219	2,667,550
FormFactor, Inc. (a)	57,834	1,455,682
GSI Technology, Inc. (a)	11,507	86,648
Ichor Holdings Ltd. (a)	17,538	398,990
Impinj, Inc. (a)	11,203	289,598
Inphi Corp. (a)	34,051	4,279,189
Intel Corp.	3,257,226	204,977,232
Intest Corp. (a)	2,847	9,053
KLA-Tencor Corp.	117,987	20,760,993
Kopin Corp. (a)	33,382	34,717
Kulicke & Soffa Industries, Inc.	48,470	1,083,789
Lam Research Corp.	108,502	29,693,742
Lattice Semiconductor Corp. (a)	99,085	2,464,244
MACOM Technology Solutions Holdings, Inc. (a)	33,108	1,051,179
Marvell Technology Group Ltd.	498,479	16,260,385
Maxim Integrated Products, Inc.	203,797	11,755,011
MaxLinear, Inc. Class A (a)	49,991	865,844
Microchip Technology, Inc. (b)	178,444	17,134,193
Micron Technology, Inc. (a)	828,132	39,675,804
MKS Instruments, Inc.	40,319	4,258,896
Monolithic Power Systems, Inc.	30,472	6,391,502
MoSys, Inc. (a)	89	133
NeoPhotonics Corp. (a)	32,215	279,304
NVE Corp.	3,653	221,116
NVIDIA Corp.	458,136	162,647,443
ON Semiconductor Corp. (a)	305,615	5,039,591
Onto Innovation, Inc. (a)	37,441	1,163,666
PDF Solutions, Inc. (a)	22,355	381,376
Photronics, Inc. (a)	51,902	622,305
Pixelworks, Inc. (a)	27,639	99,224
Power Integrations, Inc.	22,205	2,405,912
Qorvo, Inc. (a)	86,736	9,084,729
Qualcomm, Inc.	854,760	69,132,989
QuickLogic Corp. (a)(b)	6,639	32,664
Rambus, Inc. (a)	81,941	1,273,363
Rubicon Technology, Inc. (a)	738	5,712
Semtech Corp. (a)	48,758	2,592,950
Silicon Laboratories, Inc. (a)	32,785	3,070,643
Skyworks Solutions, Inc.	127,221	15,080,777
SMART Global Holdings, Inc. (a)	10,275	275,165
SolarEdge Technologies, Inc.(a)	36,304	5,151,538
SunPower Corp. (a)(b)	66,463	479,863
Synaptics, Inc. (a)	25,302	1,612,243
Teradyne, Inc.	125,062	8,381,655
Texas Instruments, Inc.	700,180	83,139,373
Ultra Clean Holdings, Inc. (a)	30,738	637,199
Universal Display Corp.	31,643	4,638,864
Veeco Instruments, Inc. (a)	38,941	457,167
Xilinx, Inc.	187,912	17,278,508
Xperi Corp.	38,014	522,693
		996,055,463
Software - 8.8%
2U, Inc. (a)(b)	46,806	1,707,015
8x8, Inc. (a)	76,100	1,106,494
A10 Networks, Inc. (a)	44,864	305,075
ACI Worldwide, Inc. (a)	84,780	2,338,232
Adobe, Inc. (a)	362,263	140,050,876
Agilysys, Inc. (a)	14,979	288,046
Alarm.com Holdings, Inc. (a)	32,133	1,519,570
Altair Engineering, Inc. Class A (a)(b)	29,501	1,153,194
Alteryx, Inc. Class A (a)(b)	36,789	5,295,409
American Software, Inc. Class A	23,296	453,107
Anaplan, Inc. (a)	64,733	2,972,539
ANSYS, Inc. (a)	63,876	18,076,908
AppFolio, Inc. (a)	10,524	1,668,159
Appian Corp. Class A (a)(b)	25,986	1,480,163
Aspen Technology, Inc. (a)	50,806	5,367,146
Asure Software, Inc. (a)(b)	10,107	62,461
AudioEye, Inc. (a)	1,799	15,238
Autodesk, Inc. (a)	164,607	34,630,021
Avalara, Inc. (a)	49,660	5,316,600
Avaya Holdings Corp. (a)(b)	67,015	978,419
Benefitfocus, Inc. (a)	20,955	266,757
Blackbaud, Inc.	37,150	2,177,362
BlackLine, Inc. (a)	32,409	2,407,989
Bottomline Technologies, Inc. (a)	27,740	1,403,644
Box, Inc. Class A (a)	113,249	2,262,715
BSQUARE Corp. (a)	3,297	4,978
Cadence Design Systems, Inc. (a)	209,328	19,109,553
CDK Global, Inc.	89,522	3,519,110
Cerence, Inc. (a)	27,824	832,216
Ceridian HCM Holding, Inc. (a)(b)	76,125	5,242,729
ChannelAdvisor Corp. (a)	18,211	254,043
Citrix Systems, Inc.	86,977	12,883,033
Cloudera, Inc. (a)	179,852	1,843,483
Cloudflare, Inc. (a)	30,991	900,908
CommVault Systems, Inc. (a)	31,929	1,291,847
Cornerstone OnDemand, Inc. (a)	40,157	1,552,068
Coupa Software, Inc. (a)	46,821	10,652,246
Crowdstrike Holdings, Inc. (b)	15,644	1,373,700
Datadog, Inc. Class A (a)	20,348	1,450,202
Digimarc Corp. (a)(b)	8,712	149,759
Digital Turbine, Inc. (a)	49,750	319,395
DocuSign, Inc. (a)	93,241	13,029,497
Domo, Inc. Class B (a)	13,769	348,631
Dropbox, Inc. Class A (a)	162,634	3,670,649
Dynatrace, Inc.	66,077	2,541,982
Ebix, Inc. (b)	17,098	383,166
eGain Communications Corp. (a)	13,324	138,703
Elastic NV (a)	24,674	2,119,990
Envestnet, Inc. (a)	38,840	2,820,172
Everbridge, Inc. (a)(b)	25,496	3,729,045
Evolving Systems, Inc. (a)	1,466	1,481
Fair Isaac Corp. (a)	21,581	8,689,590
Finjan Holdings, Inc. (a)	6,093	8,104
FireEye, Inc. (a)	164,392	2,051,612
Five9, Inc. (a)	46,066	4,800,077
Forescout Technologies, Inc. (a)	29,212	689,111
Fortinet, Inc. (a)	105,997	14,754,782
Globalscape, Inc.	10,386	98,148
GlowPoint, Inc. (a)	553	581
GSE Systems, Inc. (a)	114	120
GTY Govtech, Inc. (a)(b)	29,444	110,415
Guidewire Software, Inc. (a)	61,292	6,287,333
HubSpot, Inc. (a)	30,395	6,077,176
Intelligent Systems Corp. (a)(b)	4,482	143,558
Intuit, Inc.	194,816	56,558,981
Inuvo, Inc. (a)	2,842	1,218
j2 Global, Inc. (b)	34,055	2,666,507
LivePerson, Inc. (a)	45,155	1,691,055
LogMeIn, Inc.	36,624	3,109,378
Majesco (a)	8,690	61,091
Manhattan Associates, Inc. (a)	48,234	4,263,886
Marin Software, Inc. (a)	420	630
Medallia, Inc. (b)	12,970	366,792
Microsoft Corp.	5,711,463	1,046,625,555
MicroStrategy, Inc. Class A (a)	6,270	780,490
Mitek Systems, Inc. (a)	28,801	268,713
MobileIron, Inc. (a)	71,942	325,178
Model N, Inc. (a)	19,882	638,610
NetSol Technologies, Inc. (a)	4,917	15,784
New Relic, Inc. (a)	37,797	2,500,272
Nortonlifelock, Inc.	432,021	9,841,438
Nuance Communications, Inc. (a)	209,570	4,794,962
Nutanix, Inc. Class A (a)	110,739	2,664,380
NXT-ID, Inc. (a)	9,811	3,817
Onespan, Inc. (a)	24,677	501,437
Oracle Corp.	1,621,696	87,198,594
Pagerduty, Inc. (a)	6,782	180,062
Palo Alto Networks, Inc. (a)	74,122	17,438,683
Parametric Technology Corp. (a)	77,558	5,923,880
Pareteum Corp. (a)(b)	109,479	47,744
Park City Group, Inc. (a)	5,806	29,727
Paycom Software, Inc. (a)	36,595	10,877,132
Paylocity Holding Corp. (a)	27,113	3,524,826
Pegasystems, Inc.	28,920	2,750,870
Phunware, Inc. (a)(b)	20,350	26,252
Ping Identity Holding Corp. (a)(b)	16,316	461,906
Pluralsight, Inc. (a)	60,127	1,252,445
Progress Software Corp.	34,161	1,380,104
Proofpoint, Inc. (a)	41,891	4,870,667
PROS Holdings, Inc. (a)	29,626	1,153,933
Q2 Holdings, Inc. (a)	35,256	2,912,851
QAD, Inc.:
Class A	8,438	385,363
Class B	1,267	41,621
Qualys, Inc. (a)	25,143	2,899,491
Qumu Corp. (a)	12,019	29,567
Rapid7, Inc. (a)	33,452	1,635,468
RealNetworks, Inc. (a)	8,452	15,636
RealPage, Inc. (a)	60,187	4,081,882
Rimini Street, Inc. (a)	12,632	58,234
RingCentral, Inc. (a)	55,994	15,356,355
Riot Blockchain, Inc. (a)(b)	10,716	22,932
SailPoint Technologies Holding, Inc. (a)	64,631	1,475,526
Salesforce.com, Inc. (a)	663,910	116,044,829
SeaChange International, Inc. (a)	22,733	42,965
SecureWorks Corp. (a)(b)	7,771	104,598
ServiceNow, Inc. (a)	141,090	54,733,044
SharpSpring, Inc. (a)(b)	7,022	69,518
ShotSpotter, Inc. (a)(b)	6,245	145,196
Slack Technologies, Inc. Class A (a)(b)	41,079	1,439,819
Smartsheet, Inc. (a)	68,388	3,943,252
Smith Micro Software, Inc. (a)(b)	20,881	88,744
SolarWinds, Inc. (a)(b)	50,161	917,445
Splunk, Inc. (a)	115,279	21,423,449
SPS Commerce, Inc. (a)	26,496	1,805,967
SS&C Technologies Holdings, Inc.	163,700	9,477,412
Support.com, Inc.	11,561	14,914
SurveyMonkey (a)	65,476	1,319,341
Synacor, Inc. (a)	5,906	6,497
Synchronoss Technologies, Inc. (a)(b)	29,849	81,339
Synopsys, Inc. (a)	112,161	20,291,047
TeleNav, Inc. (a)	24,075	119,171
Tenable Holdings, Inc. (a)	32,880	1,028,158
Teradata Corp. (a)	82,264	1,761,272
The Trade Desk, Inc. (a)(b)	29,638	9,234,015
TiVo Corp.	98,184	597,941
Tyler Technologies, Inc. (a)	29,360	11,019,102
Upland Software, Inc. (a)	15,771	544,888
Varonis Systems, Inc. (a)	23,210	1,958,692
Verb Technology Co., Inc. (a)(b)	14,205	16,904
Verint Systems, Inc. (a)	50,585	2,345,626
Veritone, Inc. (a)	13,388	113,664
VirnetX Holding Corp. (b)	46,429	308,753
VMware, Inc. Class A (a)(b)	59,557	9,306,972
Workday, Inc. Class A (a)	124,178	22,777,971
Workiva, Inc. (a)	28,959	1,289,834
Yext, Inc. (a)	72,246	1,140,764
Zendesk, Inc. (a)	83,184	7,133,028
Zix Corp. (a)	43,880	294,874
Zoom Video Communications, Inc. Class A (a)	21,788	3,910,510
Zscaler, Inc. (a)(b)	49,269	4,832,796
Zuora, Inc. (a)	53,608	643,832
		1,983,216,400
Technology Hardware, Storage & Peripherals - 4.7%
3D Systems Corp. (a)(b)	90,205	664,811
Apple, Inc.	3,127,075	994,222,226
Astro-Med, Inc. (b)	3,839	24,685
Avid Technology, Inc. (a)	26,861	189,639
Boxlight Corp. (a)(b)	328	279
Dell Technologies, Inc. (a)	115,853	5,750,943
Diebold Nixdorf, Inc. (a)(b)	59,446	284,746
Eastman Kodak Co. (a)(b)	21,104	52,338
Hewlett Packard Enterprise Co.	965,387	9,373,908
HP, Inc.	1,109,066	16,791,259
Immersion Corp. (a)	26,895	181,676
Intevac, Inc. (a)	20,748	108,097
NCR Corp. (a)	96,426	1,740,489
NetApp, Inc.	170,231	7,582,089
One Stop Systems, Inc. (a)	2,319	3,942
Pure Storage, Inc. Class A (a)	171,307	3,016,716
Seagate Technology LLC	172,425	9,145,422
Sonim Technologies, Inc. (b)	3,914	3,249
Transact Technologies, Inc.	2,972	12,185
Western Digital Corp.	221,558	9,830,528
Xerox Holdings Corp.	140,048	2,223,962
		1,061,203,189

TOTAL INFORMATION TECHNOLOGY		5,684,344,816

MATERIALS - 2.7%
Chemicals - 1.8%
Advanced Emissions Solutions, Inc.	11,528	58,101
AdvanSix, Inc. (a)	21,431	253,743
AgroFresh Solutions, Inc. (a)(b)	13,102	34,851
Air Products & Chemicals, Inc.	165,019	39,876,841
Albemarle Corp. U.S. (b)	79,951	6,117,851
American Vanguard Corp.	21,724	288,929
Amyris, Inc. (a)(b)	44,871	167,369
Ashland Global Holdings, Inc.	44,633	2,997,552
Axalta Coating Systems Ltd. (a)	155,428	3,591,941
Balchem Corp.	23,862	2,401,710
Cabot Corp.	41,738	1,490,881
Celanese Corp. Class A	89,863	8,079,582
CF Industries Holdings, Inc.	163,909	4,814,007
Chase Corp.	5,640	562,026
Core Molding Technologies, Inc. (a)	3,200	15,200
Corteva, Inc.	559,129	15,269,813
Dow, Inc.	553,827	21,377,722
DuPont de Nemours, Inc.	553,917	28,100,209
Eastman Chemical Co.	102,389	6,970,643
Ecolab, Inc.	190,635	40,525,188
Element Solutions, Inc. (a)	167,718	1,826,449
Ferro Corp. (a)	62,926	756,371
Flotek Industries, Inc. (a)	29,992	29,392
FMC Corp.	96,809	9,526,974
FutureFuel Corp.	19,502	255,086
GCP Applied Technologies, Inc. (a)	41,656	838,952
H.B. Fuller Co.	38,703	1,456,007
Hawkins, Inc.	7,565	324,539
Huntsman Corp.	147,598	2,678,904
Ingevity Corp. (a)	31,722	1,670,798
Innospec, Inc.	18,671	1,439,347
International Flavors & Fragrances, Inc. (b)	79,704	10,615,776
Intrepid Potash, Inc. (a)	67,792	83,384
Koppers Holdings, Inc. (a)	15,467	256,288
Kraton Performance Polymers, Inc. (a)	23,027	351,162
Kronos Worldwide, Inc. (b)	15,730	153,525
Linde PLC	402,331	81,407,655
Livent Corp. (a)	111,280	750,027
Loop Industries, Inc. (a)(b)	11,462	98,344
LSB Industries, Inc. (a)(b)	15,618	16,867
LyondellBasell Industries NV Class A	191,696	12,222,537
Marrone Bio Innovations, Inc. (a)(b)	23,639	25,294
Minerals Technologies, Inc.	26,691	1,316,133
NewMarket Corp.	5,544	2,417,905
Northern Technologies International Corp.	7,022	51,893
Olin Corp.	120,997	1,455,594
PolyOne Corp.	68,355	1,693,837
PPG Industries, Inc.	176,822	17,977,493
PQ Group Holdings, Inc. (a)	29,480	369,974
Quaker Chemical Corp. (b)	9,824	1,678,430
Rayonier Advanced Materials, Inc.	43,126	93,583
RPM International, Inc.	97,052	7,257,549
Sensient Technologies Corp.	31,903	1,598,978
Sherwin-Williams Co.	61,507	36,525,932
Stepan Co.	15,205	1,477,318
The Chemours Co. LLC	124,108	1,627,056
The Mosaic Co.	264,789	3,201,299
The Scotts Miracle-Gro Co. Class A	29,538	4,211,233
Trecora Resources (a)	15,967	102,029
Tredegar Corp.	19,677	301,255
Trinseo SA (b)	29,891	615,157
Tronox Holdings PLC	71,680	475,955
Valhi, Inc.	21,358	16,743
Valvoline, Inc.	141,774	2,601,553
Venator Materials PLC (a)	32,002	41,923
W.R. Grace & Co.	42,265	2,206,233
Westlake Chemical Corp.	26,360	1,257,372
		400,350,264
Construction Materials - 0.1%
Eagle Materials, Inc.	30,706	2,049,933
Forterra, Inc. (a)	12,554	110,726
Martin Marietta Materials, Inc.	46,648	8,960,614
Summit Materials, Inc. (a)	85,120	1,292,973
Tecnoglass, Inc.	17,042	83,676
U.S. Concrete, Inc. (a)	12,319	256,974
United States Lime & Minerals, Inc.	1,583	117,395
Vulcan Materials Co.	98,927	10,715,773
		23,588,064
Containers & Packaging - 0.4%
Amcor PLC	1,212,163	12,376,184
Aptargroup, Inc.	48,096	5,357,413
Avery Dennison Corp.	62,593	6,927,167
Ball Corp.	245,060	17,462,976
Berry Global Group, Inc. (a)	99,491	4,468,141
Crown Holdings, Inc. (a)	101,372	6,632,770
Graphic Packaging Holding Co.	215,206	3,114,031
Greif, Inc.:
Class A	22,931	779,195
Class B	2,138	81,971
International Paper Co.	291,740	9,933,747
Myers Industries, Inc.	28,634	389,709
O-I Glass, Inc. (b)	118,690	909,165
Packaging Corp. of America	70,588	7,158,329
Ranpak Holdings Corp. (A Shares) (a)	19,447	145,658
Sealed Air Corp. (b)	114,941	3,689,606
Silgan Holdings, Inc.	58,090	1,942,530
Sonoco Products Co.	74,373	3,853,265
UFP Technologies, Inc. (a)	5,378	243,139
WestRock Co.	191,149	5,363,641
		90,828,637
Metals & Mining - 0.4%
Alcoa Corp. (a)	134,624	1,239,887
Allegheny Technologies, Inc. (a)(b)	95,601	829,817
Ampco-Pittsburgh Corp. (a)	3,070	10,100
Arconic Rolled Products Corp. (a)	73,309	1,060,781
Carpenter Technology Corp.	36,278	847,817
Century Aluminum Co. (a)	40,680	242,453
Cleveland-Cliffs, Inc. (b)	300,492	1,568,568
Coeur d'Alene Mines Corp. (a)	183,290	1,053,918
Commercial Metals Co.	89,505	1,535,906
Compass Minerals International, Inc.	25,601	1,233,456
Comstock Mining, Inc. (a)	668	386
Contura Energy, Inc. (a)	13,621	52,305
Freeport-McMoRan, Inc.	1,081,201	9,806,493
Friedman Industries	589	2,627
General Moly, Inc. (a)	17,839	3,290
Gold Resource Corp.	48,979	191,018
Golden Minerals Co. (a)	20,934	7,134
Haynes International, Inc.	10,126	231,177
Hecla Mining Co.	397,102	1,318,379
Kaiser Aluminum Corp.	12,077	866,525
Materion Corp.	15,613	819,683
McEwen Mining, Inc. (a)(b)	249,862	225,825
Newmont Corp.	613,905	35,895,025
Nucor Corp. (b)	226,331	9,564,748
Olympic Steel, Inc.	8,021	88,472
Paramount Gold Nevada Corp. (a)(b)	2,346	2,628
Ramaco Resources, Inc. (a)(b)	1,114	3,019
Reliance Steel & Aluminum Co.	49,757	4,826,429
Royal Gold, Inc.	49,031	6,530,929
Ryerson Holding Corp. (a)	10,387	51,831
Schnitzer Steel Industries, Inc. Class A	20,840	327,188
Solitario Exploration & Royalty Corp. (a)	5,340	1,669
Steel Dynamics, Inc.	160,222	4,255,496
SunCoke Energy, Inc.	66,812	227,829
Synalloy Corp. (a)	5,467	51,062
TimkenSteel Corp. (a)	26,515	92,803
U.S. Antimony Corp. (a)	7,358	2,457
United States Steel Corp. (b)	121,645	978,026
Universal Stainless & Alloy Products, Inc. (a)	6,628	51,964
Warrior Metropolitan Coal, Inc.	38,403	540,714
Worthington Industries, Inc.	28,526	853,498
		87,493,332
Paper & Forest Products - 0.0%
Boise Cascade Co.	29,787	1,013,652
Clearwater Paper Corp. (a)	12,663	366,847
Domtar Corp.	43,424	885,850
Louisiana-Pacific Corp.	88,887	2,098,622
Mercer International, Inc. (SBI)	29,156	235,289
Neenah, Inc.	12,881	651,263
P.H. Glatfelter Co.	32,208	496,325
Resolute Forest Products (a)	77,813	144,732
Schweitzer-Mauduit International, Inc.	23,581	716,627
Verso Corp. (b)	25,649	368,833
		6,978,040

TOTAL MATERIALS		609,238,337

REAL ESTATE - 3.6%
Equity Real Estate Investment Trusts (REITs) - 3.5%
Acadia Realty Trust (SBI)	66,747	782,942
Agree Realty Corp.	36,244	2,275,036
Alexander & Baldwin, Inc.	52,423	598,146
Alexanders, Inc.	1,634	424,579
Alexandria Real Estate Equities, Inc.	91,680	14,093,050
American Assets Trust, Inc.	37,156	972,373
American Campus Communities, Inc.	101,746	3,286,396
American Finance Trust, Inc.	82,261	602,151
American Homes 4 Rent Class A	192,357	4,855,091
American Tower Corp.	331,602	85,609,688
Americold Realty Trust	144,736	5,168,523
Apartment Investment & Management Co. Class A	112,212	4,137,256
Apple Hospitality (REIT), Inc.	159,716	1,630,700
Armada Hoffler Properties, Inc.	44,226	381,228
Ashford Hospitality Trust, Inc.	55,427	38,245
AvalonBay Communities, Inc.	104,449	16,295,088
Bluerock Residential Growth (REIT), Inc.	15,205	97,768
Boston Properties, Inc.	108,443	9,323,929
Braemar Hotels & Resorts, Inc.	25,106	85,360
Brandywine Realty Trust (SBI)	135,132	1,304,024
Brixmor Property Group, Inc.	224,793	2,508,690
BRT Realty Trust	8,482	95,677
Camden Property Trust (SBI)	72,298	6,620,328
CareTrust (REIT), Inc.	72,915	1,358,406
CatchMark Timber Trust, Inc.	36,441	286,062
CBL & Associates Properties, Inc. (a)(b)	119,746	35,972
Cedar Realty Trust, Inc.	76,923	57,269
Chatham Lodging Trust	27,481	185,497
CIM Commercial Trust Corp.	595	5,891
City Office REIT, Inc.	42,540	394,771
Clipper Realty, Inc.	10,967	80,936
Colony Capital, Inc.	377,489	758,753
Columbia Property Trust, Inc.	86,200	1,097,326
Community Healthcare Trust, Inc.	16,159	588,511
Condor Hospitality Trust, Inc.	1,704	8,094
CoreCivic, Inc.	90,569	1,089,545
CorEnergy Infrastructure Trust, Inc.	10,738	107,380
CorePoint Lodging, Inc.	32,920	130,363
CoreSite Realty Corp.	30,006	3,745,349
Corporate Office Properties Trust (SBI)	83,010	2,072,760
Cousins Properties, Inc.	108,960	3,390,835
Crown Castle International Corp.	311,220	53,579,635
CubeSmart	145,754	4,148,159
CyrusOne, Inc.	85,418	6,349,974
DiamondRock Hospitality Co.	151,743	908,941
Digital Realty Trust, Inc. (b)	196,658	28,232,222
Douglas Emmett, Inc.	124,566	3,657,258
Duke Realty Corp.	277,218	9,558,477
Easterly Government Properties, Inc.	56,099	1,406,402
EastGroup Properties, Inc.	28,974	3,368,228
Empire State Realty Trust, Inc.	114,831	761,330
EPR Properties	59,336	1,873,238
Equinix, Inc.	66,021	46,058,230
Equity Commonwealth	92,056	3,102,287
Equity Lifestyle Properties, Inc.	135,925	8,468,128
Equity Residential (SBI)	260,768	15,792,110
Essential Properties Realty Trust, Inc.	66,808	911,261
Essex Property Trust, Inc.	49,364	11,984,098
Extra Space Storage, Inc.	96,743	9,359,885
Farmland Partners, Inc.	20,151	139,042
Federal Realty Investment Trust (SBI)	52,854	4,223,563
First Industrial Realty Trust, Inc.	95,730	3,626,252
Four Corners Property Trust, Inc.	53,063	1,147,222
Franklin Street Properties Corp.	87,033	464,756
Front Yard Residential Corp. Class B	37,961	284,708
Gaming & Leisure Properties	153,901	5,315,741
Getty Realty Corp.	26,760	712,351
Gladstone Commercial Corp.	27,193	487,299
Gladstone Land Corp.	13,890	201,405
Global Medical REIT, Inc.	31,152	333,949
Global Net Lease, Inc.	68,967	967,607
Government Properties Income Trust	37,072	937,551
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	50,054	1,452,067
HCP, Inc.	368,380	9,076,883
Healthcare Realty Trust, Inc.	100,724	3,092,227
Healthcare Trust of America, Inc.	153,072	4,051,816
Hersha Hospitality Trust	26,952	135,838
Highwoods Properties, Inc. (SBI)	78,416	3,000,980
Hospitality Properties Trust (SBI)	124,850	842,738
Host Hotels & Resorts, Inc.	533,899	6,374,754
Hudson Pacific Properties, Inc.	117,222	2,833,256
Independence Realty Trust, Inc.	69,781	690,134
Industrial Logistics Properties Trust	50,866	953,738
Investors Real Estate Trust	8,831	626,118
Invitation Homes, Inc.	402,621	10,588,932
Iron Mountain, Inc.	216,362	5,573,485
iStar Financial, Inc.	56,580	618,419
JBG SMITH Properties	89,328	2,655,721
Jernigan Capital, Inc.	17,737	214,086
Kilroy Realty Corp.	73,491	4,197,806
Kimco Realty Corp.	311,542	3,461,232
Kite Realty Group Trust	64,976	630,267
Lamar Advertising Co. Class A	64,015	4,244,195
Lexington Corporate Properties Trust	187,153	1,819,127
Life Storage, Inc.	34,687	3,381,289
LTC Properties, Inc.	30,482	1,122,042
Mack-Cali Realty Corp.	68,735	1,045,459
Medical Properties Trust, Inc.	386,082	6,980,363
Mid-America Apartment Communities, Inc.	85,180	9,911,545
Monmouth Real Estate Investment Corp. Class A	75,059	974,266
National Health Investors, Inc.	32,362	1,795,767
National Retail Properties, Inc.	127,125	3,990,454
National Storage Affiliates Trust	45,178	1,355,792
New Senior Investment Group, Inc.	49,731	144,220
NexPoint Residential Trust, Inc.	17,280	552,614
Omega Healthcare Investors, Inc.	164,808	5,132,121
One Liberty Properties, Inc.	12,612	199,900
Outfront Media, Inc.	108,635	1,525,235
Paramount Group, Inc.	154,258	1,189,329
Park Hotels & Resorts, Inc.	180,996	1,779,191
Pebblebrook Hotel Trust	99,085	1,353,501
Pennsylvania Real Estate Investment Trust (SBI) (b)	40,528	45,797
Physicians Realty Trust	143,816	2,483,702
Piedmont Office Realty Trust, Inc. Class A	95,833	1,598,494
Plymouth Industrial REIT, Inc.	10,876	160,965
Postal Realty Trust, Inc.	4,907	83,076
Potlatch Corp.	51,134	1,738,045
Power (REIT) (a)	194	4,534
Preferred Apartment Communities, Inc. Class A	36,682	256,407
Prologis, Inc.	552,775	50,578,913
PS Business Parks, Inc.	15,163	2,026,383
Public Storage	112,507	22,809,669
QTS Realty Trust, Inc. Class A	43,890	3,010,854
Ramco-Gershenson Properties Trust (SBI)	62,078	358,190
Rayonier, Inc.	102,341	2,430,599
Realty Income Corp.	255,959	14,157,092
Regency Centers Corp.	126,416	5,409,341
Retail Opportunity Investments Corp.	89,851	843,701
Retail Properties America, Inc.	163,482	886,072
Retail Value, Inc.	10,717	124,210
Rexford Industrial Realty, Inc.	86,824	3,455,595
RLJ Lodging Trust	124,234	1,280,853
Ryman Hospitality Properties, Inc.	41,139	1,406,131
Sabra Health Care REIT, Inc.	151,207	2,035,246
Safety Income and Growth, Inc.	10,176	557,543
Saul Centers, Inc.	9,729	295,567
SBA Communications Corp. Class A	84,254	26,466,709
Senior Housing Properties Trust (SBI)	171,951	615,585
Seritage Growth Properties (a)(b)	27,967	220,100
Simon Property Group, Inc.	228,935	13,209,550
SITE Centers Corp.	114,745	650,604
SL Green Realty Corp.	61,338	2,583,557
Sotherly Hotels, Inc.	14,233	41,845
Spirit Realty Capital, Inc.	75,364	2,142,599
Stag Industrial, Inc.	108,686	2,923,653
Store Capital Corp.	160,978	3,113,315
Summit Hotel Properties, Inc.	80,387	502,419
Sun Communities, Inc.	69,198	9,493,274
Sunstone Hotel Investors, Inc.	169,770	1,502,465
Tanger Factory Outlet Centers, Inc. (b)	70,286	432,259
Taubman Centers, Inc.	46,058	1,904,038
Terreno Realty Corp.	49,735	2,545,935
The GEO Group, Inc.	92,021	1,102,412
The Macerich Co. (b)	84,060	572,449
UDR, Inc.	218,642	8,085,381
UMH Properties, Inc.	28,696	358,126
Uniti Group, Inc.	146,528	1,208,856
Universal Health Realty Income Trust (SBI)	9,813	916,436
Urban Edge Properties	88,021	858,205
Urstadt Biddle Properties, Inc. Class A	25,491	325,265
Ventas, Inc.	278,391	9,729,765
VEREIT, Inc.	806,582	4,420,069
VICI Properties, Inc.	347,318	6,814,379
Vornado Realty Trust	117,573	4,257,318
Washington Prime Group, Inc. (b)	133,349	85,423
Washington REIT (SBI)	61,286	1,344,002
Weingarten Realty Investors (SBI)	91,277	1,632,033
Welltower, Inc.	303,080	15,357,064
Weyerhaeuser Co.	555,997	11,225,579
Wheeler REIT, Inc. (a)(b)	1,996	2,854
Whitestone REIT Class B	29,169	179,389
WP Carey, Inc.	128,388	7,691,725
Xenia Hotels & Resorts, Inc.	86,393	777,537
		777,837,357
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)(b)	6,401	91,086
CBRE Group, Inc. (a)	249,985	10,994,340
Cto Realty Growth, Inc.	3,747	156,550
eXp World Holdings, Inc. (a)(b)	16,016	171,211
Forestar Group, Inc. (a)	12,907	195,799
FRP Holdings, Inc. (a)	5,399	213,530
Griffin Industrial Realty, Inc.	1,471	59,414
Howard Hughes Corp. (a)	32,595	1,650,937
Jones Lang LaSalle, Inc.	38,233	3,915,059
Kennedy-Wilson Holdings, Inc.	92,886	1,302,262
Marcus & Millichap, Inc. (a)	17,867	492,593
Maui Land & Pineapple, Inc. (a)	5,834	61,315
Newmark Group, Inc.	119,894	509,550
RE/MAX Holdings, Inc.	13,673	382,707
Realogy Holdings Corp.	86,694	525,366
Redfin Corp. (a)	62,907	1,886,581
Stratus Properties, Inc. (a)	5,592	94,840
Tejon Ranch Co. (a)	15,552	223,016
The RMR Group, Inc.	11,882	320,339
The St. Joe Co. (a)(b)	24,119	464,291
Transcontinental Realty Investors, Inc. (a)	4,238	85,608
Trinity Place Holdings, Inc. (a)	22,659	38,973
		23,835,367

TOTAL REAL ESTATE		801,672,724

UTILITIES - 3.1%
Electric Utilities - 1.8%
Allete, Inc.	39,032	2,292,349
Alliant Energy Corp.	179,623	8,866,191
American Electric Power Co., Inc.	370,474	31,582,909
Avangrid, Inc. (b)	41,946	1,865,758
Duke Energy Corp.	547,218	46,858,277
Edison International	268,313	15,591,668
El Paso Electric Co.	30,426	2,068,055
Entergy Corp.	148,762	15,146,947
Evergy, Inc.	169,950	10,484,216
Eversource Energy	242,249	20,276,241
Exelon Corp.	727,589	27,873,935
FirstEnergy Corp.	403,289	17,042,993
Genie Energy Ltd. Class B (b)	15,349	132,155
Hawaiian Electric Industries, Inc.	81,017	3,196,931
IDACORP, Inc.	37,575	3,503,117
MGE Energy, Inc.	25,296	1,717,345
NextEra Energy, Inc.	366,161	93,576,105
NRG Energy, Inc.	188,164	6,783,312
OGE Energy Corp.	150,806	4,723,244
Otter Tail Corp.	30,736	1,318,882
Pinnacle West Capital Corp.	83,844	6,531,448
PNM Resources, Inc. (b)	58,987	2,407,849
Portland General Electric Co.	65,877	3,103,465
PPL Corp.	574,355	16,047,479
Southern Co.	785,485	44,827,629
Spark Energy, Inc. Class A, (b)	7,247	59,570
Xcel Energy, Inc.	392,849	25,546,970
		413,425,040
Gas Utilities - 0.2%
Atmos Energy Corp.	89,335	9,181,851
Chesapeake Utilities Corp.	11,549	1,043,337
National Fuel Gas Co.	65,118	2,733,002
New Jersey Resources Corp.	69,765	2,450,147
Northwest Natural Holding Co. (b)	23,333	1,495,879
ONE Gas, Inc.	38,790	3,257,196
RGC Resources, Inc.	5,280	139,392
South Jersey Industries, Inc. (b)	70,203	1,990,957
Southwest Gas Holdings, Inc.	40,705	3,091,545
Spire, Inc.	37,943	2,766,804
UGI Corp.	156,024	4,967,804
		33,117,914
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc.:
Class A	13,036	264,500
Class C	67,976	1,489,354
Ormat Technologies, Inc.	37,930	2,761,683
Sunnova Energy International, Inc. (b)	10,550	158,250
Terraform Power, Inc.	60,925	1,119,802
The AES Corp.	494,247	6,173,145
Vistra Energy Corp.	335,186	6,851,202
		18,817,936
Multi-Utilities - 0.9%
Ameren Corp.	184,197	13,765,042
Avista Corp.	50,431	1,975,382
Black Hills Corp.	45,507	2,808,237
CenterPoint Energy, Inc.	378,779	6,734,691
CMS Energy Corp.	212,409	12,442,919
Consolidated Edison, Inc.	248,953	18,686,412
Dominion Energy, Inc.	617,062	52,456,441
DTE Energy Co.	143,742	15,462,327
MDU Resources Group, Inc.	149,011	3,242,479
NiSource, Inc.	279,712	6,665,537
NorthWestern Energy Corp.	38,105	2,290,873
Public Service Enterprise Group, Inc.	378,912	19,339,668
Sempra Energy	211,189	26,675,283
Unitil Corp.	10,015	482,423
WEC Energy Group, Inc.	236,600	21,703,318
		204,731,032
Water Utilities - 0.1%
American States Water Co.	26,952	2,210,334
American Water Works Co., Inc.	135,587	17,219,549
Artesian Resources Corp. Class A	6,421	225,441
Cadiz, Inc. (a)(b)	25,319	280,281
California Water Service Group	36,445	1,712,915
Essential Utilities, Inc.	161,780	7,079,493
Global Water Resources, Inc.	9,437	101,448
Middlesex Water Co.	13,522	917,603
Pure Cycle Corp. (a)	12,801	130,058
SJW Corp. (b)	18,258	1,147,333
York Water Co.	9,981	443,156
		31,467,611

TOTAL UTILITIES		701,559,533

TOTAL COMMON STOCKS
(Cost $21,664,023,539)		22,371,744,944
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.13% 11/5/20 (d)
(Cost $829,513)	830,000	829,407
	Shares	Value

Money Market Funds - 2.1%
Fidelity Cash Central Fund 0.11% (e)	112,330,554	$112,353,020
Fidelity Securities Lending Cash Central Fund 0.10% (e)(f)	366,748,114	366,784,789
TOTAL MONEY MARKET FUNDS
(Cost $479,137,809)		479,137,809
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $22,143,990,861)		22,851,712,160
NET OTHER ASSETS (LIABILITIES) - (1.6)%(g)		(365,123,718)
NET ASSETS - 100%		$22,486,588,442

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	193	June 2020	$13,440,520	$2,683,189	$2,683,189
CME E-mini S&P 500 Index Contracts (United States)	610	June 2020	92,781,000	13,720,997	13,720,997
CME E-mini S&P MidCap 400 Index Contracts (United States)	39	June 2020	6,872,970	1,370,929	1,370,929
TOTAL FUTURES CONTRACTS					$17,775,115

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $829,407.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $13,280,392 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$156,362
Fidelity Securities Lending Cash Central Fund	945,150
Total	$1,101,512

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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